      FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP
           VARIABLE LIFE INSURANCE POLICY

                      Issued by

   PROVIDENT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT

                         and

       PROVIDENT MUTUAL LIFE INSURANCE COMPANY

              SERVICE CENTER          MAIN ADMINISTRATIVE OFFICE
           300 CONTINENTAL DRIVE       1000 CHESTERBROOK BLVD.
          NEWARK, DELAWARE 19713      BERWYN, PENNSYLVANIA 19312

              TELEPHONE: (800) 688-5177
                                                              PROSPECTUS

                                                             May 1, 2001

This prospectus describes a flexible premium adjustable survivorship variable life insurance policy ("Policy") issued by Provident Mutual Life Insurance Company (the "Company" or "PMLIC"). The Policy, which is called a "survivorship" policy because it is issued on the lives of two insureds, is a long-term investment designed to provide significant life insurance benefits for the insureds. This prospectus provides information that a prospective owner should know before investing in the Policy. You should consider the Policy in conjunction with other insurance you own. It may not be advantageous to replace existing insurance with the Policy.

You can allocate your Policy's values to:

      -- Provident Mutual Variable Life Separate Account (the "Separate Account"), which invests in the portfolios listed on this page; or

      --  the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the Separate Account must accompany this prospectus. Please read these documents before investing and save them for future reference.

PLEASE NOTE THAT THE POLICIES AND THE PORTFOLIOS:

      --  ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS;

      --  ARE NOT FEDERALLY INSURED;

      --  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND

      --  ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE POLICY OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The following portfolios are available:

     -- THE MARKET STREET FUND
        All Pro Broad Equity Portfolio
        All Pro Large Cap Growth Portfolio
        All Pro Large Cap Value Portfolio
        All Pro Small Cap Growth Portfolio
        All Pro Small Cap Value Portfolio
        Equity 500 Index Portfolio
        International Portfolio
        Mid Cap Growth Portfolio
        Balanced Portfolio
        Bond Portfolio
        Money Market Portfolio

     -- THE ALGER AMERICAN FUND
        Small Capitalization Portfolio

     -- NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
        Limited Maturity Bond Portfolio
        Partners Portfolio

     -- STRONG OPPORTUNITY FUND II, INC.
        Strong Opportunity Fund II

     -- STRONG VARIABLE INSURANCE FUNDS, INC.
        Strong Mid Cap Growth Fund II

     -- VAN ECK WORLDWIDE INSURANCE TRUST
        Worldwide Bond Portfolio
        Worldwide Emerging Markets Portfolio
        Worldwide Hard Assets Portfolio
        Worldwide Real Estate Portfolio

     -- VARIABLE INSURANCE PRODUCTS FUND
        Equity-Income Portfolio
        Growth Portfolio
        High Income Portfolio
        Overseas Portfolio

     -- VARIABLE INSURANCE PRODUCTS FUND II
        Asset Manager Portfolio
        Contrafund(R) Portfolio
        Investment Grade Bond Portfolio

TABLE OF CONTENTS
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--------------------------------------------------------------------------------

GLOSSARY..............................    1
POLICY SUMMARY........................    4
  Premiums............................    4
  Investment Options..................    4
  Policy Account Value................    5
  Charges and Deductions..............    5
  Annual Portfolio Operating Expenses
     Table............................    7
  Surrenders and Partial
     Withdrawals......................    8
  Death Benefit.......................    9
  Transfers...........................    9
  Loans...............................    9
  Illustrations.......................   10
  Other Policies......................   10
  Sale of the Policies................   10
RISK SUMMARY..........................   11
THE COMPANY AND THE GUARANTEED
  ACCOUNT.............................   12
  Provident Mutual Life Insurance
     Company..........................   12
  The Guaranteed Account..............   12
THE SEPARATE ACCOUNT AND THE
  PORTFOLIOS..........................   13
  The Separate Account................   13
  The Portfolios......................   14
THE POLICY............................   19
  Purchasing a Policy.................   19
  When Insurance Coverage Takes
     Effect...........................   19
  Canceling a Policy (Free Look
     Right)...........................   20
  Ownership Rights....................   20
PREMIUMS..............................   21
  Allocating Premiums.................   23
POLICY ACCOUNT VALUES.................   23
  Policy Account Value................   23
  Net Cash Surrender Value............   24
  Subaccount Value....................   24
  Unit Value..........................   24
  Guaranteed Account Value............   24
  Special Policy Account Value
     Credit...........................   25
CHARGES AND DEDUCTIONS................   25
  Premium Expense Charge..............   26
  Monthly Deduction...................   26
  Mortality and Expense Risk Charge...   27
  Surrender Charges...................   28
  Partial Withdrawal Charge...........   29
  Transfer Charge.....................   29
  Portfolio Expenses..................   29
DEATH BENEFIT.........................   30
  Insurance Proceeds..................   30
  Death Benefit Options...............   30
  Changing Death Benefit Options......   31
  Decreasing the Face Amount..........   31
  Settlement Options..................   32
SURRENDERS AND PARTIAL WITHDRAWALS....   32
  Surrenders..........................   32
  Partial Withdrawals.................   32
TRANSFERS.............................   33
  Dollar Cost Averaging...............   34
  Automatic Asset Rebalancing.........   35
LOANS.................................   35
  Effect of Policy Loans..............   37
POLICY LAPSE AND REINSTATEMENT........   37
  Lapse...............................   37
  Reinstatement.......................   38
FEDERAL TAX CONSIDERATIONS............   38
  Tax Treatment of Policy Benefits....   39
OTHER POLICY INFORMATION..............   41
  Payment of Policy Benefits..........   41
  The Policy..........................   42
  Telephone, Fax and E-Mail
     Requests.........................   42
  Our Right to Contest the Policy.....   43
  Split Dollar Arrangements...........   43
  Suicide Exclusion...................   43
  Misstatement of Age or Sex..........   44
  Modifying the Policy................   44
  Payments We Make....................   44
  Additional Transfer Rights..........   45
  Reports to Owners...................   45
  Records.............................   45
  Policy Termination..................   45
  Supplemental Benefits and Riders....   46
PERFORMANCE DATA......................   48
ADDITIONAL INFORMATION................   49
  Sale of the Policies................   49
  Potential Conflicts of Interest.....   50
  Changes to the Separate Account.....   50
  State Variations....................   50
  Standard & Poor's...................   51
  Voting Portfolio Shares.............   51
  Legal Matters.......................   51
  Legal Proceedings...................   52
  Experts.............................   52
  Financial Statements................   52
  Additional Information about the
     Company..........................   52
  PMLIC's Executive Officers and
     Directors........................   53
FINANCIAL STATEMENTS..................  F-1
APPENDIX A -- ILLUSTRATIONS...........  A-1

GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

APPLICATION
The application you must complete to purchase a Policy plus all forms required by us or applicable law.

ATTAINED AGE
The issue age for each insured plus the number of full policy years since the policy date.

BENEFICIARY
The person(s) you select to receive the insurance proceeds from the Policy.

CODE
The Internal Revenue Code of 1986, as amended.

COMPANY (WE, US, OUR, PMLIC)
Provident Mutual Life Insurance Company, Service Center: 300 Continental Drive, Newark, Delaware 19713, Main Administrative Office: 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, telephone: (800) 688-5177.

FACE AMOUNT
The dollar amount of insurance selected by the owner. The face amount may be decreased after issue, subject to certain conditions. The face amount is a factor in determining the death benefit and surrender charges.

FINAL POLICY DATE
The policy anniversary nearest the younger insured's attained age 100, at which time the Policy will end and you will be paid the policy account value less any indebtedness and any unpaid monthly deductions. Subject to state availability, you may elect to continue the Policy beyond the younger insured's attained age 100 under the Final Policy Date Extension rider.

FREE LOOK PERIOD
The period shown on your Policy's cover page during which you may examine and return the Policy to us at our Service Center and receive a refund. The length of the free look period varies by state.

FUND
An investment company that is registered with the Securities and Exchange Commission. The Policy allows you to invest in certain portfolios of the funds that are listed on the front page of this prospectus.

GRACE PERIOD
A 61-day period after which a Policy will lapse if you do not make a sufficient payment.

GUARANTEED ACCOUNT
Part of our general account. Amounts allocated to the Guaranteed Account earn at least 4% annual interest.

INDEBTEDNESS
The total amount of all outstanding policy loans, including both principal and interest due.

INITIAL FACE AMOUNT
The face amount on the policy issue date.

INSURANCE PROCEEDS
The amount we pay to the beneficiary when we receive due proof of the last surviving insured's death. We deduct any indebtedness and unpaid monthly deductions before making any payment.

INSUREDS
The persons whose lives are insured by the Policy.

ISSUE AGE
The age of each insured at his or her birthday nearest the policy date.

JOINT EQUAL AGE
An age aligned to the two insureds which PMLIC actuarially determines based on the issue age of each insured.

LAPSE
When your Policy terminates without value after a grace period. You may reinstate a lapsed Policy, subject to certain conditions.

LOAN ACCOUNT
The account to which we transfer collateral for a policy loan from the Subaccounts and/or the Guaranteed Account.

MEC
A modified endowment contract, as defined under the Code.

MINIMUM GUARANTEE PREMIUM
The amount necessary to guarantee the Policy will not lapse during the first 5 policy years. It is equal to the minimum annual premium (as set forth in your Policy) MULTIPLIED by the number of months since the policy date (including the current month) DIVIDED by 12.

MINIMUM INITIAL PREMIUM
An amount equal to the minimum annual premium (as set forth in your Policy) MULTIPLIED by the following factor for your premium billing mode: annual 1.000; semi-annual 0.500; quarterly 0.250; monthly 0.167.

MONTHLY DEDUCTION
This is the monthly amount we deduct from the policy account value on each policy processing day. The monthly deduction includes the cost of insurance charge, the monthly administrative charge, the initial administrative charge (during the first policy year), and charges for any riders.

NET CASH SURRENDER VALUE
The amount we pay when you surrender your Policy. It is equal to: (1) the policy account value as of the date of surrender; MINUS (2) any surrender charge; MINUS
(3) any indebtedness.

NET PREMIUMS
Premiums less the premium expense charge.

OWNER (YOU, YOUR)
The person entitled to exercise all rights as owner under the Policy.

POLICY ACCOUNT VALUE
The sum of your Policy's values in the Subaccounts, the Guaranteed Account, and the Loan Account.

POLICY ANNIVERSARY
The same day and month as the policy date in each year following the first policy year.

POLICY DATE
The date set forth in the Policy that is used to determine policy anniversaries, policy processing days, and policy years. The policy date is generally the same as the policy issue date but, subject to state approval, may be another date agreed upon by us and the proposed insureds. The policy date may not be more than 6 months prior to the policy issue date.

POLICY ISSUE DATE
The date on which the Policy is issued. It is used to measure suicide and contestable periods.

POLICY PROCESSING DAY
This is the same day as the policy date in each successive month. If there is no day in a calendar month that coincides with the policy date, or if that day falls on a day that is not a valuation day, then the policy processing day is the next valuation day. On each policy processing day, we determine Policy charges and deduct them from the policy account value.

POLICY YEAR
A year that starts on the policy date or on a policy anniversary.

PORTFOLIO
A separate investment portfolio of a fund. Each Subaccount invests exclusively in one portfolio of a fund.

PREMIUM CLASS
The classification of the insureds for cost of insurance purposes. The classes are: standard, standard with extra rating; nonsmoker; nonsmoker with extra rating; and preferred.

PREMIUMS
All payments you make under the Policy other than repayments of indebtedness.

RIDER
An amendment, addition, or endorsement to the Policy that changes the terms of the Policy by: (1) expanding Policy benefits; (2) restricting Policy benefits; or (3) excluding certain conditions from the Policy's coverage. A rider that is added to the Policy becomes part of the Policy.

SEPARATE ACCOUNT
Provident Mutual Variable Life Separate Account. It is a separate investment account that is divided into Subaccounts, each of which invests in a corresponding portfolio.

SERVICE CENTER
The Technology and Service Center located at 300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT
A subdivision of Provident Mutual Variable Life Separate Account. We invest each Subaccount's assets exclusively in shares of one portfolio.

SURRENDER
To cancel the Policy by signed request from the owner and return of the Policy to us at our Service Center.

TARGET PREMIUM
An amount of premium payments, based on the initial face amount and joint equal age of the insureds, used to compute surrender charges.

VALUATION DAY
Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount. As of the date of this prospectus, the Company is open whenever the New York Stock Exchange is open.

VALUATION PERIOD
The period beginning at the close of business on one valuation day (usually 4:00 p.m., Eastern time) and continuing to the close of business on the next valuation day.

WRITTEN NOTICE OR REQUEST
The written notice or request you must complete, sign, and send to us at our Service Center to request or exercise your rights as owner under the Policy. To be complete, each written notice or request must: (1) be in a form we accept;
(2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified; and (3) be received at our Service Center. You may obtain the necessary form by calling us at (800) 688-5177.

POLICY SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This summary describes the Policy's important features and corresponds to prospectus sections that discuss the topics in more detail. THE GLOSSARY DEFINES CERTAIN WORDS AND PHRASES USED IN THIS PROSPECTUS.

                                    PREMIUMS

- You must pay the minimum initial premium before full insurance coverage begins.

- After you pay the initial premium, you can pay subsequent premiums at any time (prior to the final policy date) and in any amount (but not less than $20). You select a premium payment plan to pay planned periodic premiums quarterly, semiannually, or annually. You are not required to pay premiums according to the plan. However, you may greatly increase your risk of lapse if you do not regularly pay premiums. You may also choose to have premiums automatically deducted monthly from your bank account or other source under our automatic payment plan.

- We will not accept any premiums after the final policy date.

- PAYING YOUR PLANNED PERIODIC PREMIUMS WILL NOT NECESSARILY KEEP YOUR POLICY IN FORCE. Even if you make premium payments according to your payment plan, your Policy may lapse if the net cash surrender value is not enough to pay the monthly deduction and other charges.

- There will be a 61-day grace period before your Policy lapses. Your Policy will not lapse:

     -- during the first 5 policy years, if you pay premiums (less any indebtedness and partial withdrawals) in excess of the minimum guarantee premium;

     -- if you purchase a Guaranteed Minimum Death Benefit rider and meet certain conditions; or

     -- if you make a payment equal to 3 monthly deductions before the end of the grace period.

  You may reinstate a lapsed Policy if you meet certain requirements.

- When you receive your Policy, the free look period begins. You may return your Policy during this period and receive a refund.

- We deduct a premium expense charge from each premium you pay. Generally, we allocate the resulting amount (the net premium) to the Subaccounts and the Guaranteed Account in accordance with your allocation instructions.

- Some states require us to refund all premiums (less any partial withdrawals and indebtedness) if you return your Policy during the free look period. In those states, for the first 15 days following the later of the policy issue date or the date we receive the minimum initial premium, we direct your premiums into the Money Market Subaccount. After the 15 days, we allocate that value to the Subaccounts you selected.

                               INVESTMENT OPTIONS

GUARANTEED ACCOUNT:

- You may place money in the Guaranteed Account where it earns at least 4% annual interest. We may declare higher rates of interest, but are not obligated to do so.

SEPARATE ACCOUNT:

- You may direct the money in your Policy to any of the Subaccounts of the Separate Account. WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THE SUBACCOUNTS. THE VALUE OF EACH SUBACCOUNT WILL INCREASE OR

  DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

- Each Subaccount invests exclusively in one of the following portfolios:

-    THE MARKET STREET FUND
     All Pro Broad Equity Portfolio
          (formerly Growth Portfolio)
     All Pro Large Cap Growth
          Portfolio
     All Pro Large Cap Value Portfolio
     All Pro Small Cap Growth
          Portfolio
     All Pro Small Cap Value Portfolio
     Equity 500 Index Portfolio
     International Portfolio
     Mid Cap Growth Portfolio
          (formerly Aggressive Growth
          Portfolio)
     Balanced Portfolio (formerly
          Managed Portfolio)
     Bond Portfolio
     Money Market Portfolio
-    THE ALGER AMERICAN FUND
     ("ALGER AMERICAN")
     Small Capitalization Portfolio
-    NEUBERGER BERMAN ADVISERS
     MANAGEMENT TRUST
     ("NEUBERGER BERMAN")
     Limited Maturity Bond Portfolio
     Partners Portfolio
-    STRONG OPPORTUNITY FUND II, INC.
     Strong Opportunity Fund II
-    STRONG VARIABLE INSURANCE FUNDS,
     INC.
     Strong Mid Cap Growth Fund II
-    VAN ECK WORLDWIDE INSURANCE TRUST
     ("VAN ECK")
     Worldwide Bond Portfolio
     Worldwide Emerging Markets
          Portfolio
     Worldwide Hard Assets Portfolio
     Worldwide Real Estate Portfolio
-    VARIABLE INSURANCE PRODUCTS FUND
     ("VIP")
     Equity-Income Portfolio
     Growth Portfolio
     High Income Portfolio
     Overseas Portfolio
-    VARIABLE INSURANCE PRODUCTS FUND
     II ("VIP II")
     Asset Manager Portfolio
     Contrafund(R) Portfolio
     Investment Grade Bond Portfolio

                              POLICY ACCOUNT VALUE

- Policy account value is the sum of your amounts in the Subaccounts, the Guaranteed Account, and the Loan Account. Policy account value is the starting point for calculating important values under the Policy, such as the net cash surrender value and the death benefit.

- Policy account value varies from day to day, depending on the investment performance of the Subaccounts you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial withdrawals, and loans). WE DO NOT GUARANTEE A MINIMUM POLICY ACCOUNT VALUE.

                             CHARGES AND DEDUCTIONS

$ PREMIUM EXPENSE CHARGE: We deduct a premium expense charge from each premium and credit the remaining amount (the net premium) according to your allocation instructions. The premium expense charge consists of:

     1. Premium Tax Charge: for state and local premium taxes based on the rate for the insureds' residences at the time the premium is paid. Premium taxes vary from state to state but range from 0% to 4%. No premium tax charge is deducted in jurisdictions that impose no premium tax.

     2. Percent of Premium Charge: equal to 6% of each premium payment in the first 15 policy years and 1.5% of each premium payment thereafter. We may increase this charge to a maximum of 6% of each premium payment.

$ MONTHLY DEDUCTION: On the policy date and on each policy processing day thereafter, we deduct from the policy account value:

        -- the cost of insurance charge (which depends on a number of variables, such as issue age, sex, premium class, policy year, and face amount, that cause this charge to vary from Policy to Policy and from policy processing day to policy processing day)

        -- the monthly administrative charge of $7.50 plus $0.01 per $1,000 of face amount (we may increase this charge to a maximum of $12 plus $0.03 per $1,000 of face amount)

        -- the initial administrative charge (which is only deducted on the first 12 policy processing days) of $17.50 plus an amount per $1,000 of face amount as follows:

             $0.11 per $1,000 on the first million of face amount $0.09 per $1,000 on the next million of face amount $0.07 per $1,000 on the next million of face amount $0.05 per $1,000 on the next million of face amount $0.03 per $1,000 on the next million of face amount $0 on the excess face amount over $5 million

        -- charges for any riders.

$ SURRENDER CHARGES:

     -- Surrender Charge: During the first 15 policy years, we deduct a surrender charge if you surrender the Policy or it lapses. The surrender charge consists of:

          1. Deferred Administrative Charge: the charge described in the table below less any deferred administrative charge previously paid at the time of a decrease in face amount.

                                                       CHARGE PER $1,000
                   POLICY YEAR(S)                       OF FACE AMOUNT
                   --------------                      -----------------
1-11.................................................        $5.00
12...................................................        $4.00
13...................................................        $3.00
14...................................................        $2.00
15...................................................        $1.00
16+..................................................        $ -0-

        2. Deferred Sales Charge: this charge equals the lesser of A or B (less any deferred sales charge previously paid at the time of a prior decrease in face amount), where:

           a = 30% of all premiums paid to the date of surrender or lapse; or

           b = the following percentage of target premium:

                                    % OF TARGET PREMIUM FOR THE FACE AMOUNT
                                                 POLICY YEARS
                                    ---------------------------------------
         JOINT EQUAL AGE            1-11    12     13     14     15     16
         ---------------            ----    ---    ---    ---    ---    ---
25-71.............................   60%     48%    36%    24%    12%     0%
72-73.............................   50      40     30     20     10      0
74-75.............................   40      32     24     16      8      0
76-78.............................   30      24     18     12      6      0
79-83.............................   20      16     12      8      4      0
84-85.............................   10       8      6      4      2      0

     THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU MAY HAVE NO NET CASH SURRENDER VALUE IF YOU SURRENDER YOUR POLICY DURING THE FIRST 15 YEARS.

     -- Decrease in Face Amount. In the event of a decrease in face amount before the end of the 15th policy year, we deduct a charge that is a portion of the surrender charge.

$ PARTIAL WITHDRAWAL CHARGES: For each partial withdrawal, we deduct a $25 fee from the remaining policy account value.

$ MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge equal to an annual rate of 0.75% of the average daily net assets of the Separate Account. We may increase this charge to a maximum annual rate of 0.90%

$ TRANSFER CHARGE: We assess a $25 fee (from the amount transferred) for the 13th and each additional transfer among the Subaccounts or the Guaranteed Account in a policy year.

$ PORTFOLIO EXPENSES: The portfolios deduct management fees and other expenses from their assets. These fees and expenses (shown in the following table) vary by portfolio and currently range from 0.28% to 1.45% per year of the average portfolio assets (after fee waivers and expense reimbursements).

  The following table shows the fees and expenses charged by the portfolios for the fiscal year ended December 31, 2000. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly. Expenses of the portfolios may be higher or lower in the future. Please refer to the portfolios' prospectuses for more information.

  ANNUAL PORTFOLIO OPERATING EXPENSES (as a percentage of average portfolio assets):

                                                                               GROSS         NET
                                                                               TOTAL        TOTAL
                                                   MANAGEMENT      OTHER       ANNUAL      ANNUAL
  PORTFOLIO                                         FEES(1)     EXPENSES(2)   EXPENSES   EXPENSES(3)
  ---------                                        ----------   -----------   --------   -----------
  MARKET STREET FUND
    All Pro Broad Equity Portfolio (formerly
       Growth Portfolio).........................     0.75%        0.26%        1.01%       0.91%
    All Pro Large Cap Growth Portfolio...........     0.70%        0.27%        0.97%       0.90%
    All Pro Large Cap Value Portfolio............     0.70%        0.32%        1.02%       0.90%
    All Pro Small Cap Growth Portfolio...........     0.90%        0.27%        1.17%       1.10%
    All Pro Small Cap Value Portfolio............     0.90%        0.34%        1.24%       1.10%
    Equity 500 Index Portfolio...................     0.24%        0.26%        0.50%       0.28%
    International Portfolio......................     0.75%        0.30%        1.05%       1.05%
    Mid Cap Growth Portfolio (formerly Aggressive
       Growth Portfolio).........................     0.75%        0.26%        1.01%       0.95%
    Balanced Portfolio (formerly Managed
       Portfolio)................................     0.55%        0.27%        0.82%       0.82%
    Bond Portfolio...............................     0.40%        0.27%        0.67%       0.67%
    Money Market Portfolio.......................     0.25%        0.26%        0.51%       0.50%
  THE ALGER AMERICAN FUND
    Small Capitalization Portfolio...............     0.85%        0.05%        0.90%       0.90%
  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
    Limited Maturity Bond Portfolio..............     0.65%        0.11%        0.76%       0.76%
    Partners Portfolio...........................     0.82%        0.10%        0.92%       0.92%
  STRONG OPPORTUNITY FUND II, INC.
    Strong Opportunity Fund II...................     1.00%        0.18%        1.18%       1.11%
  STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Mid Cap Growth Fund II................     1.00%        0.16%        1.16%       1.15%

                                                                               GROSS         NET
                                                                               TOTAL        TOTAL
                                                   MANAGEMENT      OTHER       ANNUAL      ANNUAL
  PORTFOLIO                                         FEES(1)     EXPENSES(2)   EXPENSES   EXPENSES(3)
  ---------                                        ----------   -----------   --------   -----------
  VAN ECK WORLDWIDE INSURANCE TRUST
    Worldwide Bond Portfolio.....................     1.00%        0.21%        1.21%       1.15%
    Worldwide Emerging Markets Portfolio.........     1.00%        0.33%        1.33%       1.26%
    Worldwide Hard Assets Portfolio..............     1.00%        0.16%        1.16%       1.14%
    Worldwide Real Estate Portfolio..............     1.00%        1.27%        2.27%       1.45%
  VARIABLE INSURANCE PRODUCTS FUND
    Equity-Income Portfolio (Initial Class)......     0.48%        0.08%        0.56%       0.55%
    Growth Portfolio (Initial Class).............     0.57%        0.08%        0.65%       0.64%
    High Income Portfolio (Initial Class)........     0.58%        0.10%        0.68%       0.68%
    Overseas Portfolio (Initial Class)...........     0.72%        0.17%        0.89%       0.87%
  VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio (Initial Class)......     0.53%        0.08%        0.61%       0.61%
    Contrafund(R) Portfolio (Initial Class)......     0.57%        0.09%        0.66%       0.63%
    Investment Grade Bond Portfolio (Initial
       Class)....................................     0.43%        0.11%        0.54%       0.54%

  (1)The Management Fees in the above table for the Market Street Fund's All Pro Broad Equity, Mid Cap Growth, Balanced, and Bond Portfolios have been adjusted to reflect new management fees that became effective January 29, 2001.

  (2)Other Expenses for the Market Street Fund portfolios include an administrative expense of 0.10% (0.04% for the Equity 500 Index Portfolio). This administrative expense is payable to PMLIC for administration services that PMLIC provides to Market Street Fund. These services include internal legal and financial administrative services provided to Market Street Fund by PMLIC personnel.

  (3)For certain portfolios, certain expenses were reimbursed or fees waived during 2000. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. However, for certain portfolios, no expenses were actually reimbursed or fees waived during 2000 because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.

  The fee and expense information regarding the portfolios was provided by those portfolios. The Alger American Fund, Neuberger Berman Advisers Management Trust, Strong Opportunity Fund II, Inc., Strong Variable Insurance Funds, Inc., Van Eck Worldwide Insurance Trust, Variable Insurance Products Fund, and Variable Insurance Products Fund II are not affiliated with PMLIC.

                       SURRENDERS AND PARTIAL WITHDRAWALS

 -- SURRENDER: At any time while the Policy is in force, you may make a request to surrender your Policy and receive the net cash surrender value. A surrender may have tax consequences.

 -- PARTIAL WITHDRAWALS: After the first policy year, you may make a written request to withdraw part of the net cash surrender value, subject to the following rules. Partial withdrawals may have tax consequences.

  X You must request at least $1,500.

  X For each partial withdrawal, we deduct a $25 fee from the remaining policy account value.

  X If Death Benefit Option A is in effect, we will reduce the face amount by the amount of the partial withdrawal.

  X Unless you specify otherwise, we will deduct the requested partial withdrawal and partial withdrawal charge from the Subaccounts and the Guaranteed Account in proportion to the value in each account.

                                 DEATH BENEFIT

 -- INSURANCE PROCEEDS: We pay insurance proceeds to the beneficiary upon due proof of the deaths of both insureds. The insurance proceeds are not payable, in whole or in part, at the time of the insureds' first death. The insurance proceeds equal the death benefit and any additional insurance provided by rider less any indebtedness and unpaid monthly deductions.

 -- DEATH BENEFIT OPTION A AND OPTION B: You may choose between two death benefit options under the Policy. After the first policy year you may change death benefit options while the Policy is in force. We calculate the amount available under each death benefit option as of the last surviving insured's date of death.

  -- DEATH BENEFIT OPTION A is equal to the greater of:

      -- the face amount (which is the amount of insurance you select); OR

      -- the policy account value on the valuation day on or next following the last surviving insured's date of death multiplied by the applicable percentage listed in the table below.

  -- DEATH BENEFIT OPTION B is equal to the greater of:

      -- the face amount PLUS the policy account value; or

      -- the policy account value on the valuation day on or next following the last surviving insured's date of death multiplied by the applicable percentage listed in the table below.

     ATTAINED AGE                         ATTAINED AGE
OF THE YOUNGER INSURED  PERCENTAGE   OF THE YOUNGER INSURED  PERCENTAGE
----------------------  ----------   ----------------------  ----------
     40 and under          250%                60               130%
     45                    215%                65               120%
     50                    185%                70               115%
     55                    150%          75 through 90          105%
                                         95 through 99          100%

For attained ages not shown, the percentages decrease pro rata for each full year.

                                   TRANSFERS

 --  You may make transfers among the Subaccounts and the Guaranteed Account.

 -- We charge $25 for the 13th and each additional transfer during a policy year.

 -- Transfers out of the Guaranteed Account may be made only within 30 days of a policy anniversary.

 -- The minimum amount you may transfer from a Subaccount or the Guaranteed Account is the lesser of $1,000 or the total value in the Subaccount or Guaranteed Account.

                                     LOANS

 -- You may take a loan (minimum $500) from your Policy at any time. The maximum loan amount you may take is the net cash surrender value. You may increase your risk of lapse if you take a loan. Loans may have tax consequences.

 -- We charge you a maximum annual interest rate of 6% ("charged interest rate") on your loan. Charged interest is due and payable at the end of each policy year. Unpaid interest becomes part of the outstanding loan and accrues interest if it is not paid by the end of the policy year.

 -- We credit interest on amounts in the Loan Account ("earned interest rate") and we guarantee that the annual earned interest rate will not be lower than 4%. We currently credit an earned interest rate of 4.50% to amounts in the Loan Account until the 15th policy anniversary, and 5.50% annually thereafter.

 -- As collateral for the loan, we transfer an amount equal to the loan (adjusted by the earned interest rate and the charged interest rate to the next policy anniversary) from the Separate Account and Guaranteed Account to the Loan Account on a pro rata basis, unless you specify another allocation.

 -- You may repay all or part of your indebtedness at any time while at least one insured is living and the Policy is in force.

 -- We deduct any indebtedness from the policy account value upon surrender, and from the insurance proceeds payable on the death of the last surviving insured.

                                 ILLUSTRATIONS

The illustrations provided in Appendix A at the end of this prospectus illustrate death benefits, policy account values, and net cash surrender values. These illustrations are based on hypothetical rates of return that are not guaranteed. The illustrations also assume costs of insurance for a hypothetical person. Your rates of return and insurance charges may be higher or lower than these illustrations. You should obtain a personalized illustration before purchasing a Policy.

                                 OTHER POLICIES

We offer other variable life insurance policies that have different death benefits, policy features, and optional programs. However, these other policies also have different charges that would affect your Subaccount performance and policy account value. To obtain more information about these other policies, contact our Service Center or your agent.

                              SALE OF THE POLICIES

For information concerning compensation paid for the sale of Policies, see "Sale of the Policies."

RISK SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following are some of the risks associated with the Policy.
--------------------------------------------------------------------------------

INVESTMENT RISK              If you invest your policy account value in one or
                             more Subaccounts, then you will be subject to the
                             risk that investment performance will be
                             unfavorable and that the policy account value will
                             decrease. You COULD lose everything you invest. If
                             you allocate net premiums to the Guaranteed
                             Account, then we credit your policy account value
                             (in the Guaranteed Account) with a declared rate of
                             interest, but you assume the risk that the rate may
                             decrease, although it will never be lower than a
                             guaranteed minimum annual effective rate of 4%.
--------------------------------------------------------------------------------

RISK OF LAPSE                If your net cash surrender value is not enough to
                             pay the monthly deduction and other charges, your
                             Policy may enter a 61-day grace period. We will
                             notify you that the Policy will lapse unless you
                             make a sufficient payment during the grace period.
                             Your Policy may also lapse if your indebtedness
                             reduces the net cash surrender value to zero. Your
                             Policy generally will not lapse: (1) during the
                             first 5 policy years, if you pay premiums (less any
                             indebtedness and partial withdrawals) in excess of
                             the minimum guarantee premium; (2) if you purchase
                             a Guaranteed Minimum Death Benefit rider and meet
                             certain conditions; or (3) if you make a payment
                             equal to 3 monthly deductions before the end of the
                             grace period. You may reinstate a lapsed Policy,
                             subject to certain conditions.
--------------------------------------------------------------------------------

TAX RISKS                    We anticipate that the Policy should generally be
                             deemed a life insurance contract under Federal tax law. However, due to limited guidance under the Federal tax law, there is some uncertainty about the application of the Federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in constructive receipt of policy account value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be completely excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds.

                             Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under Federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1/2. If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

                             See "Federal Tax Considerations." You should
                             consult a qualified tax adviser for assistance in all Policy-related tax matters.
--------------------------------------------------------------------------------

SURRENDER RISKS              The surrender charge under the Policy applies for
                             15 policy years after the policy date. It is possible that you will receive no net cash surrender value if you surrender your Policy in the first few policy years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time.

                             Even if you do not ask to surrender your Policy, surrender charges may play a role in determining whether your Policy will lapse, because surrender charges affect the net cash surrender value which is a measure we use to determine whether your Policy will enter a grace period (and possibly lapse). See "Risk of Lapse," above.
--------------------------------------------------------------------------------

LOAN RISKS                   A policy loan, whether or not repaid, will affect
                             policy account value over time because we subtract the amount of the loan from the Subaccounts and/or
                             Guaranteed Account as collateral, and this loan collateral does not participate in the investment performance of the Subaccounts or receive any higher current interest rate credited to the Guaranteed Account.

                             We reduce the amount we pay on the death of both insureds by the amount of any indebtedness. Your Policy may lapse if your indebtedness reduces the net cash surrender value to zero.
--------------------------------------------------------------------------------

THE COMPANY AND THE GUARANTEED ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROVIDENT MUTUAL LIFE INSURANCE COMPANY

We are a mutual life insurance company. We were originally incorporated under Pennsylvania law in 1865. We are subject to regulation by the Insurance Department of the Commonwealth of Pennsylvania, as well as by the insurance departments of all other states and jurisdictions in which we do business. We established the Separate Account to support the investment options under the Policy and under other variable life insurance policies we may issue. Our general account supports the Guaranteed Account option under the Policy. As of December 31, 2000, we had consolidated assets of approximately $9.2 billion.

IMSA. We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.

THE GUARANTEED ACCOUNT

The Guaranteed Account is part of our general account. We own the assets in the general account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over investment of the Guaranteed Account's assets. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account. We guarantee that the amounts allocated to the Guaranteed Account will be credited interest daily at a net effective annual interest rate of at least 4%. The principal, after charges and deductions, is also guaranteed. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

The Guaranteed Account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the Guaranteed Account will be credited with different current interest rates. For each amount allocated or transferred to the Guaranteed Account, we apply the current interest rate to the end of the calendar year. At the end of that calendar year, we reserve the right to declare a new current interest rate on this amount and accrued interest thereon (which may be a different rate than the rate that applies to new allocations to the Guaranteed Account on that date). We guarantee the rate declared on this amount and accrued interest thereon at the end of each calendar year for the following calendar year. You assume the risk that interest credited to amounts in the Guaranteed Account may not exceed the minimum 4% guaranteed rate.

We allocate amounts from the Guaranteed Account for partial withdrawals, transfers to the Subaccounts, or charges for the monthly deduction on a last in, first out (i.e., LIFO) basis for the purpose of crediting interest.

WE HAVE NOT REGISTERED THE GUARANTEED ACCOUNT WITH THE SECURITIES AND EXCHANGE COMMISSION, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE GUARANTEED ACCOUNT.

THE SEPARATE ACCOUNT AND THE PORTFOLIOS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT

The Separate Account is a separate investment account established under Pennsylvania law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Policies. We may use the Separate Account to support other variable life insurance policies we issue. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account" within the meaning of the Federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the Securities and Exchange Commission.

We have divided the Separate Account into Subaccounts, each of which invests in shares of one portfolio of the following funds:

     -- The Market Street Fund

     -- The Alger American Fund

     -- Neuberger Berman Advisers Management Trust

     -- Strong Opportunity Fund II, Inc.

     -- Strong Variable Insurance Funds, Inc.

     -- Van Eck Worldwide Insurance Trust

     -- Variable Insurance Products Fund

     -- Variable Insurance Products Fund II

The Subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses.

Income, gains, and losses credited to, or charged against, a Subaccount reflect the Subaccount's own investment performance and not the investment performance of our other assets. The Separate Account assets are held separate from our other assets and are not part of our general account. We may not use the Separate Account's assets to pay any of our liabilities other than those arising from the Policies. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The Separate Account may include other Subaccounts that are not available under the Policies and are not discussed in this prospectus.

The All Pro Broad Equity (formerly Growth), International, Mid Cap Growth (formerly Aggressive Growth), Balanced (formerly Managed), Bond, and Money Market Subaccounts were originally established as separate investment accounts under the provisions of Pennsylvania Insurance Law. On April 30, 1999, the assets of the Provident Mutual Managed Separate Account were transferred to a newly established subaccount of the Separate Account with the corresponding name and the Provident Mutual Managed Separate Account ceased to exist. On May 1, 2000, the assets of the Provident Mutual Variable International Separate Account, Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable Bond Separate Account, and Provident Mutual Variable Money Market Separate Account were transferred to corresponding new subaccounts of the Separate Account, as shown in the table below. These separate investment accounts then ceased to exist and the Separate Account then changed its name from Provident Mutual Variable Separate Account to Provident Mutual Variable Life Separate Account.

       NEW SUBACCOUNT                             FORMER SEPARATE ACCOUNT
       --------------                             -----------------------
All Pro Broad Equity            Provident Mutual Variable Growth Separate Account
  (formerly Growth)
  Subaccount
International Subaccount        Provident Mutual Variable International Separate Account
Mid Cap Growth (formerly        Provident Mutual Variable Aggressive Growth Separate Account
  Aggressive Growth)
  Subaccount
Bond Subaccount                 Provident Mutual Variable Bond Separate Account
Money Market Subaccount         Provident Mutual Variable Money Market Separate Account

If investment in the funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Policy, or for any other reason in our sole discretion, we may substitute another fund or portfolio without your consent. The substituted fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close Subaccounts to allocations of premiums or policy account value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.

In addition, we reserve the right to make other structural and operational changes affecting the Separate Account. See "Additional Information -- Changes to the Separate Account."

THE PORTFOLIOS

The Separate Account invests in shares of certain portfolios. Each portfolio is part of a mutual fund that is registered with the Securities and Exchange Commission as an open-end management investment company. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the Securities and Exchange Commission.

Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

The following table summarizes each portfolio's investment objective(s) and identifies its investment adviser (and subadviser, if applicable). THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios that accompany this prospectus. You should read these prospectuses carefully.

             PORTFOLIO           INVESTMENT OBJECTIVE AND INVESTMENT ADVISER

ALL PRO BROAD EQUITY
PORTFOLIO
(FORMERLY GROWTH PORTFOLIO)  -- Seeks long-term capital appreciation. The portfolio pursues its objective by investing primarily in equity securities of both larger and smaller companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for growth in future earnings. Investment adviser is Market Street Investment Management Company; subadvisers are Alliance Capital Management L.P., Sanford C. Bernstein & Co., LLC, Husic Capital Management, and Reams Asset Management Company, LLC.

ALL PRO LARGE CAP GROWTH
PORTFOLIO                    -- Seeks to achieve long-term capital appreciation.
                             The portfolio pursues its objective by investing primarily in equity securities of larger companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for growth in future earnings. Investment adviser is Market Street
                             Investment Management Company; subadvisers are
                             Alliance Capital Management L.P. and Geewax, Terker
                             & Co.

ALL PRO LARGE CAP VALUE
PORTFOLIO                    -- Seeks to provide long-term capital appreciation.
                             The portfolio attempts to achieve this objective by investing primarily in undervalued equity securities of larger companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer potential for long-term growth in future earnings. Investment adviser is Market Street Investment Management
                             Company; subadvisers are Sanford C. Bernstein &
                             Co., LLC and Mellon Equity Associates, LLP.

ALL PRO SMALL CAP GROWTH
PORTFOLIO                    -- Seeks to achieve long-term capital appreciation.
                             The portfolio pursues its objective by investing primarily in equity securities of smaller companies included in the Wilshire 5000 Equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for growth in future earnings. Investment adviser is Market Street
                             Investment Management Company; subadvisers are Lee
                             Munder Investments Ltd. and Husic Capital
                             Management.

ALL PRO SMALL CAP VALUE
PORTFOLIO                    -- Seeks to provide long-term capital appreciation.
                             The portfolio pursues this objective by investing primarily in undervalued equity securities of smaller companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for long-term growth in future earnings. Investment adviser is Market Street Investment Management
                             Company; subadvisers are Reams Asset Management
                             Company, LLC and Sterling Capital Management
                             Company.

EQUITY 500 INDEX PORTFOLIO   -- Seeks to provide long-term capital appreciation.
                             The portfolio pursues its objective by investing primarily in common stocks included in the Standard & Poor's 500(R) Composite Stock
                             Price Index.* Investment adviser is Market Street
                             Investment Management Company; subadviser is SSgA
                             Funds Management, Inc.

INTERNATIONAL PORTFOLIO      -- Seeks long-term growth of capital primarily
                             through investments in a diversified portfolio of marketable equity securities of established foreign issuer companies. Investment adviser is Market
                             Street Investment Management Company; subadviser is
                             The Boston Company Asset Management, LLC.


MID CAP GROWTH PORTFOLIO
(FORMERLY AGGRESSIVE GROWTH
PORTFOLIO)                   -- Seeks to achieve a high level of long-term
                             capital appreciation. The portfolio pursues its objective by investing primarily in mid cap companies whose earnings the subadviser expects to grow at a faster rate than the average company and in mid cap companies whose market capitalization falls within the range of companies in the S&P Mid
                             Cap 400 Index. Investment adviser is Market Street
                             Investment Management Company; subadviser is T.
                             Rowe Price Associates, Inc.


BALANCED PORTFOLIO
(FORMERLY MANAGED PORTFOLIO)
                             -- Seeks to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. The portfolio pursues its objective by investing in both equities, such as stocks, and bonds. Investment adviser is Market Street Investment Management Company; subadviser is Fred Alger Management, Inc.

BOND PORTFOLIO               -- Seeks to generate a high level of current income
                             consistent with prudent investment risk. The portfolio pursues its objective by investing primarily in a diversified portfolio of fixed income securities of U.S. and foreign issuers.
                             Investment adviser is Market Street Investment
                             Management Company; subadviser is Western Asset
                             Management Company.

MONEY MARKET PORTFOLIO       -- Seeks to provide maximum current income
                             consistent with capital preservation and liquidity.
                             The portfolio pursues its objective by investing in exclusively U.S. dollar-denominated money market instruments that present minimal credit risks.
                             Investment adviser is Market Street Investment
                             Management Company.

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO     -- Seeks long-term capital appreciation. It focuses
                             on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index(R) or the S&P
                             SmallCap 600 Index(R). Investment adviser is Fred
                             Alger Management, Inc.

NEUBERGER BERMAN LIMITED
MATURITY BOND PORTFOLIO      -- Seeks the highest available current income
                             consistent with low risk to principal and liquidity and secondarily, total return, through investment mainly in investment grade bonds. Investment adviser is Neuberger Berman Management
                             Incorporated.

---------------

* "Standard & Poor's(R) ," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PMLIC and its affiliates and subsidiaries. The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Policy. See "Additional Information -- Standard & Poor's" below which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

NEUBERGER BERMAN PARTNERS
PORTFOLIO                    -- Seeks capital growth through investment mainly
                             in common stocks of medium- to large-capitalization companies. Investment adviser is Neuberger Berman
                             Management Incorporated.

STRONG OPPORTUNITY FUND II   -- Seeks capital growth by investing primarily in
                             stocks of medium-capitalization companies that the portfolio's manager believes are underpriced, yet have attractive growth prospects. Investment adviser is Strong Capital Management, Inc.

STRONG MID CAP GROWTH FUND
II -- Seeks capital growth by investing at least 65% of its assets in stocks of medium-capitalization companies that the portfolio's managers believe have favorable prospects for accelerating growth of earnings, but are selling at reasonable valuations based on earnings, cash flow, or asset value. Investment adviser is Strong Capital Management, Inc.

VAN ECK WORLDWIDE BOND
PORTFOLIO                    -- Seeks high total return -- income plus capital
                             appreciation -- by investing globally, primarily in a variety of debt securities. Investment adviser is Van Eck Associates Corporation.

VAN ECK WORLDWIDE EMERGING
MARKETS PORTFOLIO            -- Seeks long-term capital appreciation by
                             investing in primarily equity securities in emerging markets throughout the world. Investment adviser is Van Eck Associates Corporation.

VAN ECK WORLDWIDE HARD
ASSETS
PORTFOLIO                    -- Seeks long-term capital appreciation by
                             investing primarily in "hard asset securities."
                             Income is a secondary consideration. Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate and commodities. Investment adviser is Van Eck
                             Associates Corporation.

VAN ECK WORLDWIDE REAL
ESTATE
PORTFOLIO                    -- Seeks to maximize total return by investing in
                             equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry. Investment adviser is Van Eck Associates
                             Corporation.

VIP EQUITY-INCOME PORTFOLIO  -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the VIP Equity-Income Portfolio considers the potential for capital appreciation. The portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard and Poor's 500 Composite Stock Price Index. Investment adviser is Fidelity Management & Research Company.

VIP GROWTH PORTFOLIO         -- Seeks to achieve capital appreciation. The VIP
                             Growth Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks. Investment adviser is Fidelity Management & Research Company.

VIP HIGH INCOME PORTFOLIO    -- Seeks to obtain a high level of current income
                             by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. Investment adviser is Fidelity Management & Research Company.

VIP OVERSEAS PORTFOLIO       -- Seeks long term growth of capital primarily
                             through investments in foreign securities. The VIP
                             Overseas Portfolio provides a means for
                             diversification by participating in companies and economies outside of the United States. Investment adviser is Fidelity Management & Research Company;
                             subadvisers are Fidelity Management & Research
                             (U.K.) Inc., Fidelity Management & Research (Far
                             East) Inc., Fidelity International Investment
                             Advisors, and Fidelity International Investment
                             Advisors (U.K.) Limited.

VIP II ASSET MANAGER
PORTFOLIO                    -- Seeks to obtain high total return with reduced
                             risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments. Investment adviser is Fidelity
                             Management & Research Company; subadvisers are
                             Fidelity Management & Research (U.K.) Inc. and
                             Fidelity Management & Research (Far East) Inc.

VIP II CONTRAFUND(R)
PORTFOLIO                    -- Seeks capital appreciation by investing in
                             securities of companies where value is not fully recognized by the public. Investment adviser is Fidelity Management & Research Company; subadvisers are Fidelity Management & Research (U.K.) Inc. and
                             Fidelity Management & Research (Far East) Inc.

VIP II INVESTMENT GRADE
BOND
PORTFOLIO                    -- Seeks high current income by investing in
                             investment-grade debt securities. Investment adviser is Fidelity Management & Research Company.

In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under
Section 401 of the Code. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing. See "Additional Information -- Potential Conflicts of Interest."

THESE PORTFOLIOS ARE NOT AVAILABLE FOR PURCHASE DIRECTLY BY THE GENERAL PUBLIC, AND ARE NOT THE SAME AS OTHER MUTUAL FUND PORTFOLIOS WITH VERY SIMILAR OR NEARLY IDENTICAL NAMES THAT ARE SOLD DIRECTLY TO THE PUBLIC. However, the investment objectives and policies of certain portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. THERE CAN BE NO ASSURANCE, AND WE MAKE NO REPRESENTATION, THAT THE INVESTMENT PERFORMANCE OF ANY OF THE PORTFOLIOS AVAILABLE UNDER THE POLICY WILL BE COMPARABLE TO THE INVESTMENT PERFORMANCE OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER OR MANAGER, THE SAME INVESTMENT OBJECTIVES AND POLICIES, AND A VERY SIMILAR NAME.

PMLIC may receive compensation from the investment adviser of a fund (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the Policies and other policies issued by PMLIC. These percentages differ, and some advisers (or affiliates) may pay us more than others.

PLEASE READ THE PORTFOLIO PROSPECTUSES TO OBTAIN MORE COMPLETE INFORMATION REGARDING THE PORTFOLIOS. KEEP THESE PROSPECTUSES FOR FUTURE REFERENCE.

THE POLICY
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PURCHASING A POLICY

To purchase a Policy, you must submit a completed application and an initial premium to us at our Service Center through any licensed life insurance agent who is appointed by PMLIC and who is also a registered representative of 1717 Capital Management Company ("1717"), the principal underwriter for the Policy (as well as for other variable life policies), or a registered representative of a broker-dealer having a selling agreement with 1717, or a registered representative of a broker-dealer having a selling agreement with these broker-dealers.

Generally, the Policy is available for two insureds, each between the ages of 21 and 85 and with a joint equal age between 25 and 85. We can provide you with details as to our underwriting standards when you apply for a Policy. The minimum initial face amount is $100,000. We reserve the right to modify our minimum face amount and underwriting requirements at any time. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right to reject an application for any reason permitted by law.

REPLACEMENT OF EXISTING INSURANCE. It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the surrender. Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

WHEN INSURANCE COVERAGE TAKES EFFECT

We will issue the Policy only if the underwriting process has been completed, the application has been approved, and the proposed insured is alive and in the same condition of health as described in the application. However, full insurance coverage under the Policy will take effect only if the minimum initial premium also has been paid. We begin to deduct monthly charges from your policy account value on the policy issue date.

TEMPORARY INSURANCE COVERAGE. Before full insurance coverage takes effect, you may receive temporary insurance coverage, subject to our underwriting rules and Policy conditions, if:

     1. You answer "no" to the health questions in the temporary insurance agreement;

     2.  You pay the minimum initial premium when the application is signed; and

     3. The application is dated the same date as, or earlier than, the temporary insurance agreement.

Temporary insurance coverage will take effect as of the date of the temporary insurance agreement.

Temporary insurance coverage shall not exceed the lesser of:

     1.  The face amount applied for, including term insurance riders; or

     2.  $500,000.

If we do not approve your application, we will make a full refund of the initial premium paid with the application.

If temporary insurance does not take effect under these conditions, then no insurance shall take effect unless and until the underwriting process has been completed, the application has been approved, the minimum initial premium has been paid and there has been no change in the insurability of any proposed insured since the date of application.

Temporary life insurance coverage is void if the application contains any material misrepresentation. Benefits will also be denied if any proposed insured commits suicide.

Temporary life insurance coverage terminates automatically, and without notice, on the earliest of:

     -- 5 days from the date we mail you notification of termination of coverage; or

     -- the date that full insurance coverage takes effect under the Policy; or

     -- the date a policy, other than the Policy applied for, is offered to you;
        or

     -- the 90th day from the date of the temporary agreement.

CANCELING A POLICY (FREE LOOK RIGHT)

INITIAL FREE LOOK. You may cancel a Policy during the free look period by providing written notice of cancellation and returning the Policy to us or to the agent who sold it. The free look period begins when you receive the Policy and generally expires 10 days after you receive the Policy. This period will be longer if required by state law. If you decide to cancel the Policy during the free look period, we will treat the Policy as if we never issued it.

Within 7 days after we receive the returned Policy, we will refund an amount equal to the sum of:

     1. The policy account value as of the date we receive the returned Policy, plus

     2.  Any premium expense charges deducted from premiums paid, plus

     3.  Any monthly deductions charged against the policy account value, plus

     4. An amount reflecting other charges deducted (directly or indirectly) under the Policy.

The free look period may be longer in some states and, where state law requires, the refund will equal all payments you made (less any partial withdrawals and indebtedness).

OWNERSHIP RIGHTS

The Policy belongs to the owner named in the application. While at least one insured is living, the owner may exercise all of the rights and options described in the Policy. The insureds jointly are the owner unless a different owner is named in the application or thereafter changed. After the death of the first insured, the last surviving insured is the owner unless otherwise provided. If the insureds and owner are not the same, and the owner dies while an insured is still living, ownership rights will vest in the estate of the owner, unless otherwise provided. To the extent permitted by law, Policy benefits are not subject to any legal process for the payment of any claim against the payee, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).

The owner may exercise certain rights described below.

SELECTING AND CHANGING THE
BENEFICIARY                   --  You designate the beneficiary (the person to
                                  receive the insurance proceeds when the last surviving insured dies) in the application.

                              -- You may designate more than one beneficiary. If you designate more than one beneficiary, then each beneficiary that survives both insureds shares equally in any insurance proceeds unless the beneficiary designation states otherwise.

                              -- If there is not a designated beneficiary surviving at the last surviving insured's death, we will pay the insurance proceeds in a lump sum to the last surviving insured's estate.

                              -- You can change the beneficiary by providing us with written notice while at least one insured is living.

                              -- The change is effective as of the date you complete and sign the written notice, regardless of whether an insured is living when we receive the notice.

                              -- We are not liable for any payment or other actions we take before we receive your written notice.

                              --  A beneficiary generally may not pledge,
                                  commute, or otherwise encumber or alienate
                                  payments under the Policy before they are due.
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CHANGING THE OWNER            --  You may change the owner by providing a
                                  written notice to us at any time while at least one insured is alive.

                              -- The change is effective as of the date you complete and sign the written notice, regardless of whether an insured is living when we receive the request.

                              -- We are not liable for any payment or other actions we take before we receive your written notice.

                              -- Changing the owner does not automatically change the beneficiary or the insureds.

                              -- Changing the owner may have tax consequences. You should consult a tax adviser before changing the owner.
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ASSIGNING THE POLICY          --  You may assign Policy rights while at least
                                  one insured is alive by submitting written notice to us.

                              --  Your interests and the interests of any
                                  beneficiary or other person will be subject to any assignment.

                              -- You retain any ownership rights that are not assigned.

                              --  Assignments are subject to any policy loan.

                              --  We are not:

                                  + bound by any assignment unless we receive a
                                    written notice of the assignment;

                                  + responsible for the validity of any
                                    assignment or determining the extent of an assignee's interest; or

                                  + liable for any payment we make before we
                                    receive written notice of the assignment.

                              --  Assigning the Policy may have tax
                                  consequences. See "Federal Tax
                                  Considerations -- Tax Treatment of Policy
                                  Benefits."

PREMIUMS
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MINIMUM INITIAL PREMIUM.  No insurance will take effect until the minimum initial premium is paid, and the health and other conditions of the insureds described in the application must not have changed.

PREMIUM FLEXIBILITY. When you apply for a Policy, you will elect to pay premiums on a quarterly, semiannual, or annual basis (planned periodic premiums). We will then send you a premium reminder notice as each payment becomes "due." However, you do not have to pay premiums according to any schedule. You have flexibility to determine the frequency and the amount of the premiums you pay, and you can change the planned periodic premium schedule at any time. If you are submitting a premium payment pursuant to a premium reminder notice, the address for payment will be enclosed with the notice. You may also send your premium payments to our Service Center, or send additional premium payments by wire transfer. If you have an outstanding policy loan, we will credit all payments you send to us as loan repayments unless you provide written notice for the payments to be applied as premium payments. (For New York residents, we will credit all payments you send to us as premium payments unless you provide written notice for the payments to be applied as loan repayments.) You may also choose to have premium payments automatically deducted monthly from your bank account or other source under the automatic payment plan. Payment of the planned periodic premiums does not guarantee that the Policy will remain in force. See "Policy Lapse and Reinstatement."

You may not pay any premiums after the Policy's final policy date. You may not pay premiums less than $20, and we reserve the right to increase this minimum to an amount not exceeding $500 upon 90 days written notice to you. We have the right to limit or refund any premium or portion of a premium if:

     1. The premium would disqualify the Policy as a life insurance contract under the Code;

     2. The amount you pay is less than the minimum dollar amount allowed (currently $20); or

     3. The premium would increase the net amount at risk (unless you provide us with satisfactory evidence of insurability).

You can stop paying premiums at any time and your Policy will continue in force until the earlier of the final policy date, or the date when either: (1) the last surviving insured dies; (2) the grace period ends without a sufficient payment (see "Policy Lapse and Reinstatement"); or (3) we receive your written notice requesting a surrender of the Policy.

MINIMUM GUARANTEE PREMIUM. The minimum guarantee premium is the monthly premium amount necessary to guarantee insurance coverage during the first 5 policy years. Your Policy's specifications page will show a minimum guarantee premium amount for your Policy, which is based on each insured's issue age, sex, premium class, face amount, and riders. The minimum guarantee premium will increase if you add supplemental benefits to your Policy. The minimum guarantee premium will decrease for any supplemental benefit you decrease or discontinue. The minimum guarantee premium will not decrease if you decrease the face amount. See "Death Benefit -- Changing the Face Amount."

PREMIUM LIMITATIONS. The Code provides for exclusion of the death benefit from a beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a Policy exceed these limits. We have established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits. If a premium is paid which would result in total premiums exceeding these limits, we will accept only that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy. We will notify you of available options with regard to the excess premium. If a satisfactory arrangement is not made, we will refund this excess to you. If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's death benefit over the Policy's cash surrender value (i.e., the policy account value less any surrender charges) should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time. As a result, any Policy changes which affect the amount of the death benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations.

REFUND OF EXCESS PREMIUM FOR MODIFIED ENDOWMENT CONTRACTS. At the time a premium is credited which would cause the Policy to become a MEC, we will notify you that the Policy will become a MEC unless you request a refund of the excess premium within 30 days after receiving the notice. If you request a refund, the excess premium paid (but not any interest or earnings on the excess premium) will be returned to you. The policy account value attributable to the excess premium will be deducted from the Subaccounts and/or the Guaranteed Account in the same proportion as the premium was initially allocated to the Subaccounts and/or the Guaranteed Account. For more information on MECs, see "Federal Tax Considerations."

TAX-FREE EXCHANGES (1035 EXCHANGES). We may accept as part of your initial premium, money from another life insurance contract that qualified for a tax-free exchange under Section 1035 of the Code, contingent upon receipt of the cash from that contract. If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

ALLOCATING PREMIUMS

When you apply for a Policy, you must instruct us in the application to allocate your net premium to one or more Subaccounts of the Separate Account and/or to the Guaranteed Account according to the following rules:

      -- Allocation percentages must be in whole numbers and the sum of the percentages must equal 100%.

      -- We will allocate the net premium as of the date we receive it at our Service Center according to your current premium allocation instructions, unless otherwise specified.

      -- You can change the allocation instructions for additional net premiums without charge by providing us with written notice. Any change in allocation instructions will be effective on the date we record the change.

Investment returns from amounts allocated to the Subaccounts will vary with the investment performance of these Subaccounts and will be reduced by Policy charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS. You should periodically review your allocation schedule in light of market conditions and your overall financial objectives.

Certain states require us to refund all payments (less any partial withdrawals and indebtedness) in the event you cancel the Policy during the free look period. See "Canceling a Policy (Free Look Right)." In those states, we will allocate to the Money Market Subaccount any premiums you request be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the policy issue date; or (2) the date we receive the minimum initial premium. After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the application. We invest all net premiums paid thereafter based on the allocation percentages then in effect.

POLICY ACCOUNT VALUES
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POLICY ACCOUNT VALUE

The policy account value serves as the starting point for calculating values under a Policy.

POLICY ACCOUNT VALUE:         --  equals the sum of all values in the Guaranteed
                                  Account, the Loan Account, and in each
                                  Subaccount;
                              --  is determined first on the policy date and
                                  then on each valuation day; and
                              --  has no guaranteed minimum amount and may be
                                  more or less than premiums paid.

NET CASH SURRENDER VALUE

The net cash surrender value is the amount we pay to you when you surrender your Policy. We determine the net cash surrender value at the end of the valuation period when we receive your written surrender request.

NET CASH SURRENDER VALUE AT
THE END OF ANY VALUATION
DAY EQUALS:                   --  the policy account value as of such date;
                                  MINUS

                              -- any surrender charge as of such date; MINUS -- any outstanding indebtedness.

SUBACCOUNT VALUE

At the end of any valuation period, the Subaccount value is equal to the number of units in the Subaccount multiplied by the unit value of that Subaccount.

THE NUMBER OF UNITS IN ANY
SUBACCOUNT AT THE END OF
ANY
VALUATION DAY EQUALS:         --  the initial units purchased at the unit value
                                  on the policy issue date; PLUS
                              --  units purchased with additional net premiums;
                                  PLUS
                              --  units purchased with special policy account
                                  value credit (see "Policy Account
                                  Values -- Special Policy Account Value
                                  Credit"); PLUS
                              --  units purchased via transfers from another
                                  Subaccount, the Guaranteed Account, or the Loan Account; MINUS
                              --  units redeemed to pay for monthly deductions;
                                  MINUS
                              --  units redeemed to pay for partial withdrawals;
                                  MINUS
                              --  units redeemed as part of a transfer to
                                  another Subaccount, the Guaranteed Account, or the Loan Account.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the transaction by the unit value for that Subaccount at the end of the valuation period.

UNIT VALUE

We determine a unit value for each Subaccount to reflect how investment performance affects the policy account value. Unit values will vary among Subaccounts. The unit value may increase or decrease from one valuation period to the next.

THE UNIT VALUE OF ANY
SUBACCOUNT AT THE END OF
ANY
VALUATION DAY EQUALS:         --  the unit value of the Subaccount on the
                                  immediately preceding valuation day;
                                  MULTIPLIED BY
                              --  the net investment factor for that Subaccount
                                  on that valuation day.

THE NET INVESTMENT FACTOR:    --  measures the investment performance of a
                                  Subaccount from one valuation period to the next;
                              --  increases to reflect investment income and
                                  capital gains (realized and unrealized) for the shares of the underlying portfolio; and
                              --  decreases to reflect any capital losses
                                  (realized and unrealized) for the shares of the underlying portfolio, as well as the mortality and expense risk charge.

GUARANTEED ACCOUNT VALUE

On the policy issue date, the Guaranteed Account value is equal to the net premiums allocated to the Guaranteed Account, less the portion of the first monthly deduction taken from the Guaranteed Account.

THE GUARANTEED ACCOUNT
VALUE
AT THE END OF ANY VALUATION
DAY
IS EQUAL TO:                  --  the net premium(s) allocated to the Guaranteed
                                  Account; PLUS
                              --  any amounts transferred to the Guaranteed
                                  Account (including amounts transferred from the Loan Account); PLUS

                              -- interest credited to the Guaranteed Account; MINUS
                              --  amounts deducted to pay for monthly
                                  deductions; MINUS
                              -- amounts withdrawn from the Guaranteed Account; MINUS
                              --  amounts transferred from the Guaranteed
                                  Account to a Subaccount or to the Loan
                                  Account.

Interest will be credited to the Guaranteed Account on each policy processing day as follows:

     -- for amounts in the Guaranteed Account for the entire policy month -- interest will be credited from the beginning to the end of the policy month

     -- for amounts allocated to the Guaranteed Account during the prior policy month -- interest will be credited from the date the net premium or loan repayment is allocated to the end of the policy month

     -- for amounts transferred to the Guaranteed Account during the prior policy month -- interest will be credited from the date of the transfer to the end of the policy month

     -- for amounts deducted or withdrawn from the Guaranteed Account during the prior policy month - - interest will be credited from the beginning of the prior policy month to the date of deduction or withdrawal

SPECIAL POLICY ACCOUNT VALUE CREDIT

The special policy account value credit is an amount added to the policy account value in the Subaccounts on each policy processing day, either: (1) after the Policy has been in force for at least 15 years; or (2) when the policy account value less the Loan Account value equals or exceeds $500,000.

SPECIAL POLICY ACCOUNT VALUE CREDIT   --  0.03% (0.36% annually) MULTIPLIED BY
IS EQUAL TO:                          --  the policy account value in the Subaccounts.

The special policy account value credit is intended to offset a portion of the mortality and expense risk charge.

CHARGES AND DEDUCTIONS
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We make certain charges and deductions under the Policy. These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

SERVICES AND BENEFITS WE PROVIDE:     --  the death benefit, cash, and loan benefits under the
                                      Policy
                                      --  investment options, including premium allocations
                                      --  administration of elective options
                                      --  the distribution of reports to owners
COSTS AND EXPENSES WE INCUR:          --  costs associated with processing and underwriting
                                      applications, and with issuing and administering the Policy
                                          (including any riders)
                                      --  overhead and other expenses for providing services and benefits
                                      --  sales and marketing expenses
                                      --  other costs of doing business, such as collecting
                                      premiums, maintaining records, processing claims, effecting transactions, and paying Federal, state, and local
                                          premium and other taxes and fees
RISK WE ASSUME:                       --  that the cost of insurance charges we may deduct are
                                      insufficient to meet our actual claims because insureds die sooner than we estimate
                                      --  that the costs of providing the services and benefits
                                      under the Policies exceed the charges we deduct

PREMIUM EXPENSE CHARGE

Prior to allocation of net premium, we deduct a premium expense charge from each premium to compensate us for distribution expenses and certain taxes. We credit the remaining amount (the net premium) to your policy account value according to your allocation instructions. The premium expense charge consists of:

     1. Premium Tax Charge: for state and local premium taxes based on the rate for the insureds' residences at the time the premium is paid. Premium taxes vary from state to state but range from 0% to 4%. No premium tax charge is deducted in jurisdictions that impose no premium tax.

     2. Percent of Premium Charge: equal to 6% of each premium payment in the first 15 policy years and 1.5% of each premium payment thereafter. We collect this charge to compensate us partially for Federal taxes and the cost of selling the Policy. We may increase this charge to a maximum of 6% of each premium payment.

MONTHLY DEDUCTION

We deduct a monthly deduction from the policy account value on the policy date and on each policy processing day to compensate us for administrative expenses and for the Policy's insurance coverage. We will make deductions from each Subaccount and the Guaranteed Account in accordance with the allocation percentage for monthly deductions you chose at the time of application, or as later changed by written notice. If we cannot make a monthly deduction on this basis, we will make deductions on a pro rata basis (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Account bears to the unloaned policy account value on the policy processing day). Because portions of the monthly deduction (such as the cost of insurance) can vary from month-to-month, the monthly deduction will also vary.

If the policy date is set prior to the policy issue date, a monthly deduction will accrue on the policy date and on each policy processing day until the policy issue date. On the policy issue date, these accrued monthly deductions will be deducted from the policy account value. The maximum amount deducted on the policy issue date will equal the sum of 6 monthly deductions. We will then deduct a monthly deduction from the policy account value on each policy processing day thereafter as described above.

The monthly deduction has 4 components:

     -- the cost of insurance charge

     -- the monthly administrative charge

     -- the initial administrative charge (for the first 12 policy processing days)

     -- charges for any riders (as specified in the applicable rider(s))

COST OF INSURANCE. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit. The charge depends on a number of variables (issue age, sex, premium class, policy year, and face amount) that would cause it to vary from Policy to Policy and from policy processing day to policy processing day. Your Policy's specifications page indicates the guaranteed cost of insurance charge applicable to your Policy. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

COST OF      The cost of insurance charge is equal to:
INSURANCE    -- the monthly cost of insurance rate; MULTIPLIED BY
             -- the net amount at risk for your Policy on the policy
CHARGE            processing day.

         The net amount at risk is equal to:

              -- the death benefit on the policy processing day; MINUS
              -- the policy account value on the policy processing day.

We also calculate a cost of insurance charge for any Survivorship Additional Insurance Benefit rider. Generally, the current cost of insurance rates for this rider are lower than the current cost of insurance rates on the Policy's net amount at risk. The guaranteed cost of insurance rates under the rider are the same as the guaranteed cost of insurance rates on the Policy's net amount at risk. See "Other Policy Information -- Supplemental Benefits and Riders."

Cost of insurance rates. We base the cost of insurance rates on each insured's attained age, sex, premium class, number of full years the insurance has been in force, and the face amount. The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience. The rates will never be greater than the guaranteed cost of insurance rates stated in your Policy. These guaranteed rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table and each insured's attained age, sex, and premium class. Any change in the cost of insurance rates will apply to all pairs of insureds of the same attained age, sex, premium class, and number of full years insurance has been in force.

Premium class. The premium class of each insured will affect the cost of insurance rates. We currently place insureds into standard classes and classes with extra ratings, which reflect higher mortality risks.

      -- In an otherwise identical Policy, insureds in the standard class will have a lower cost of insurance than insureds in a class with extra ratings.

      -- The standard premium class is divided into 3 categories: smoker, nonsmoker, and preferred.

       -- Nonsmoking insureds will generally incur lower cost of insurance rates than insureds who are classified as smokers in the same premium class.

       -- Preferred insureds will generally incur lower cost of insurance rates than insureds who are classified as nonsmokers.

MONTHLY ADMINISTRATIVE CHARGE. Each month we deduct a monthly administrative charge (presently $7.50 plus $.01 per $1,000 of face amount) to compensate us for ordinary administrative expenses such as record keeping, processing death benefit claims and Policy changes, preparing and mailing reports, and overhead costs. This charge may be increased but will not exceed $12 plus $.03 per $1,000 of face amount per month.

INITIAL ADMINISTRATIVE CHARGE. On the first 12 policy processing days, we deduct an initial administrative charge for policy issue costs. The initial administration charge is $17.50 plus an amount per $1,000 of face amount as follows:

                      $0.11 per $1,000 on the first million of face amount $0.09 per $1,000 on the next million of face amount $0.07 per $1,000 on the next million of face amount $0.05 per $1,000 on the next million of face amount $0.03 per $1,000 on the next million of face amount $0 on the excess face amount over $5 million

CHARGES FOR RIDERS. The monthly deduction includes charges for any supplemental insurance benefits you add to your Policy by rider. See "Other Policy Information -- Supplemental Benefits and Riders."

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge from each Subaccount (but not the Guaranteed Account) to compensate us for certain mortality and expense risks we assume. The mortality risk is that the insureds will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

This charge is equal to:

      --  the assets in each Subaccount, MULTIPLIED BY

      -- 0.002055%, which is the daily portion of the annual mortality and expense risk charge rate of 0.75% during all policy years.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We may increase this charge to a maximum annual rate of 0.90%. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

In certain situations, a portion of the mortality and expense risk charge may be offset by the special policy account value credit. See "Policy Account
Value -- Special Policy Account Value Credit."

SURRENDER CHARGES

Surrender charges are deducted to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of applications for insurance, processing of the applications, establishing policy records, and Policy issue. We do not expect surrender charges to cover all of these costs. To the extent that they do not, we will cover the short-fall from our general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

SURRENDER CHARGE. If your Policy lapses or you fully surrender your Policy during the first 15 policy years, we deduct a surrender charge from your policy account value and pay the remaining amount (less any outstanding indebtedness) to you. The payment you receive is called the net cash surrender value. This surrender charge does not apply to partial withdrawals.

The surrender charge consists of:

     1. Deferred Administrative Charge: the charge described in the table below less any deferred administrative charge previously paid at the time of a decrease in face amount.

                                                             CHARGE PER $1,000
POLICY YEAR(S)                                                OF FACE AMOUNT
--------------                                            -----------------------
1-11....................................................           $5.00
12......................................................           $4.00
13......................................................           $3.00
14......................................................           $2.00
15......................................................           $1.00
16+.....................................................           $ -0-

     2. Deferred Sales Charge: this charge equals the lesser of a or b (less any deferred sales charge previously paid at the time of a prior decrease in face amount), where:

        a = 30% of all premiums paid to the date of surrender or lapse; or

        b = the following percentage of target premium:

                                    % OF TARGET PREMIUM FOR THE FACE AMOUNT
                                                 POLICY YEARS
                                    ---------------------------------------
JOINT EQUAL AGE                     1-11    12     13     14     15     16
---------------                     ----    ---    ---    ---    ---    ---
25-71.............................   60%     48%    36%    24%    12%     0%
72-73.............................   50      40     30     20     10      0
74-75.............................   40      32     24     16      8      0
76-78.............................   30      24     18     12      6      0
79-83.............................   20      16     12      8      4      0
84-85.............................   10       8      6      4      2      0

DECREASE IN FACE AMOUNT. In the event of a decrease in face amount before the end of the 15th policy year, we deduct a charge that is a portion of the surrender charge.

     -- We determine this portion by dividing the amount of the decrease by the current face amount and multiplying the result by the surrender charge.

     -- We will deduct the surrender charge applicable to the decrease from the policy account value and the remaining surrender charge will be reduced by the amount deducted.

     -- Where a decrease causes a partial reduction in the face amount, we will deduct a proportionate share of the surrender charge.

     -- We will deduct the surrender charge from the Subaccounts and the Guaranteed Account based on the proportion that the values in the Subaccounts and the Guaranteed Account bear to the total unloaned policy account value.

The surrender charge and target premium vary based on each insured's attained age, sex, premium class, and initial face amount. The maximum target premium for any Policy is $78.61 per $1,000 of face amount. Your Policy's specifications page indicates the surrender charges and target premium applicable to your Policy.

THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD CAREFULLY CALCULATE THIS CHARGE BEFORE YOU REQUEST A SURRENDER OR DECREASE IN FACE AMOUNT. Under some circumstances the level of surrender charges might result in no net cash surrender value available.

PARTIAL WITHDRAWAL CHARGE

After the first policy year, you may request a partial withdrawal from your policy account value. For each partial withdrawal, we will deduct a $25 fee from the remaining policy account value. This charge is to compensate us for administrative costs in generating the withdrawn payment and in making all calculations which may be required because of the partial withdrawal.

TRANSFER CHARGE

We currently allow you to make 12 transfers among the Subaccounts or the Guaranteed Account each policy year with no additional charge.

      -- We deduct $25 for the 13th and each additional transfer made during a policy year to compensate us for the costs of processing these transfers.

      -- For purposes of assessing the transfer charge, we consider each telephone, fax, e-mail, or written request to be one transfer, regardless of the number of Subaccounts (or Guaranteed Account) affected by the transfer.

      --  We deduct the transfer charge from the amount being transferred.

      -- Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do NOT count as transfers for the purpose of assessing this charge.

PORTFOLIO EXPENSES

The value of the net assets of each Subaccount reflects the management fees and other expenses incurred by the corresponding portfolio in which the Subaccount invests. For further information, consult the portfolios' prospectuses and the Annual Portfolio Operating Expenses table included in the summary of this prospectus.

DEATH BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INSURANCE PROCEEDS

As long as the Policy is in force, we will pay the insurance proceeds to the beneficiary once we receive satisfactory proof of both insureds' deaths. We may require you to return the Policy. We will pay the insurance proceeds in a lump sum or under a settlement option. If the beneficiary dies before the last surviving insured, we will pay the insurance proceeds in a lump sum to the last surviving insured's estate. See "Death Benefit -- Settlement Options" and "Other Policy Information -- Payment of Policy Benefits."

INSURANCE PROCEEDS EQUAL:             -- the death benefit (described below); PLUS
                                      -- any additional insurance provided by rider; MINUS
                                      -- any unpaid monthly deductions; MINUS
                                      -- any outstanding indebtedness.

If all or part of the insurance proceeds are paid in one sum, we will pay interest on this sum at the annual rate of 3% or any higher rate as required by applicable state law from the date of the last surviving insured's death to the date we make payment.

A decrease in the face amount will decrease the death benefit.

We may further adjust the amount of the insurance proceeds under certain circumstances. See "Other Policy Information -- Our Right to Contest the Policy," and "Other Policy Information -- Misstatement of Age or Sex."

DEATH BENEFIT OPTIONS

The Policy provides two death benefit options: Option A and Option B. We calculate the amount available under each death benefit option as of the date of the last surviving insured's death. Under either option, the length of the death benefit coverage depends upon the Policy's net cash surrender value. See "Policy Lapse and Reinstatement."

The Death Benefit                     --   the face amount; OR
under OPTION A is the greater of:     --   the policy account value (determined on the valuation day on or next following the date of the last surviving insured's death) multiplied by the applicable percentage listed in the table below.
The Death Benefit under OPTION B is   --   the face amount PLUS the policy account value (determined on
the greater of:                            the valuation day on or next following the date of the last surviving insured's death); OR
                                      --   the policy account value (determined on the valuation day on or next following the date of the last surviving insured's death) multiplied by the applicable percentage listed in the table below.

ATTAINED AGE OF               ATTAINED AGE OF
  THE YOUNGER                   THE YOUNGER
    INSURED      PERCENTAGE       INSURED       PERCENTAGE
---------------  ----------   ---------------   ----------
 40 and under       250%            60             130%
      45            215%            65             120%
      50            185%            70             115%
      55            150%      75 through 90        105%
                              95 through 99        100%

For attained ages not shown, the percentages decrease pro rata for each full year.

WHICH DEATH BENEFIT OPTION TO CHOOSE. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option B. If you are satisfied with the amount of the insureds' existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy account value, you should choose Option A.

The amount of the death benefit may vary with the policy account value.

     -- Under Option A, the death benefit will vary with the policy account value whenever the policy account value multiplied by the applicable percentage is greater than the face amount.

     -- Under Option B, the death benefit will always vary with the policy account value.

CHANGING DEATH BENEFIT OPTIONS

After the first policy year, you may change death benefit options without evidence of insurability and with no additional charge while the Policy is in force. Changing the death benefit option may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options.

     -- You must submit a written request for any change in death benefit options.

     -- We may require you to return your Policy to make a change.

     -- The effective date of the change in death benefit option will be the policy processing day on or following the date when we approve your request for a change.

If you change from OPTION A TO OPTION B:

     X We will decrease the face amount by the policy account value on the effective date of the change.

     X The death benefit will NOT change on the effective date of the change.

     X The net amount at risk will generally remain level. This means there will be a relative increase in the cost of insurance charges over time because the net amount at risk will remain level rather than decrease as the policy account value increases (unless the death benefit is based on the applicable percentage of policy account value).

     X If the face amount would be reduced to less than the initial minimum face amount, then we will not allow the change in death benefit option.

If you change from OPTION B TO OPTION A:

     X The face amount will be increased by the policy account value on the effective date of the change.

     X The death benefit will NOT change on the effective date of the change.

     X Unless the death benefit is based on the applicable percentage of policy account value, if the policy account value increases, the net amount at risk will decrease over time, thereby reducing the cost of insurance charge.

DECREASING THE FACE AMOUNT

You select the face amount when you apply for the Policy. After the first policy year, you may decrease the face amount subject to the conditions described below. (Decreases are not allowed for policies issued in Virginia.) We may require you to return your Policy to make a decrease. Decreasing the face amount may have tax consequences and you should consult a tax adviser before doing so.

         -- You must submit a written request to decrease the face amount, but you may not decrease the face amount below the minimum initial face amount. The decrease must be for at least $25,000.

         -- Any decrease will be effective on the policy processing day on or next following the date we approve your request.

         -- Decreasing the face amount may result in a surrender charge which will reduce policy account value.

         -- A decrease in face amount generally will decrease the net amount at risk, which will decrease the cost of insurance charges. For purposes of determining the cost of insurance charge and any surrender charge, any decrease will reduce the initial face amount.

         -- We will not allow a decrease in face amount if this decrease would cause the Policy to no longer qualify as life insurance under the Code.

         -- Decreasing the face amount will not affect the minimum guarantee premium, unless you have elected the Guaranteed Minimum Death Benefit rider.

SETTLEMENT OPTIONS

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. None of these options vary with the investment performance of the Separate Account. More detailed information concerning these settlement options is available on request from our Service Center. See "Other Policy Information -- Payment of Policy Benefits."

SURRENDERS AND PARTIAL WITHDRAWALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SURRENDERS

You may request to surrender your Policy for its net cash surrender value as calculated at the end of the valuation day when we receive your request, subject to the following conditions:

      -- You must complete and sign our surrender form and send it to us at our Service Center. You may obtain the surrender form by calling us at
          (800) 688-5177.

      -- At least one insured must be alive and the Policy must be in force when you make your request, and the request must be made before the final policy date. We may require that you return the Policy.

      -- If you surrender your Policy during the first 15 policy years, you will incur a surrender charge. See "Charges and Deductions -- Surrender Charges."

      -- Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

      -- We will pay the net cash surrender value to you in a lump sum within 7 days after we receive your completed, signed surrender form unless you request other arrangements. See "Other Policy Information -- Payment of Policy Benefits."

      --  A surrender may have tax consequences. See "Federal Tax
          Considerations -- Tax Treatment of Policy Benefits."

PARTIAL WITHDRAWALS

After the first policy year, you may make a written request to withdraw part of the net cash surrender value subject to the following conditions:

     -- You must request at least $1,500.

     -- For each partial withdrawal, we deduct a $25 fee from the remaining policy account value. See "Charges and Deductions -- Partial Withdrawal Charge."

     -- At least one insured must be alive and the Policy must be in force when you make your request, and this request must be made before the final policy date.

     -- You can specify the Subaccount(s) from which to make the partial withdrawal but may not specify that the partial withdrawal be deducted from the Guaranteed Account. If you do not make a specification, we will deduct the amount (including any fee) from the Subaccounts and the Guaranteed Account on a pro-rata basis (that is, based on the proportion that each Subaccount value and the Guaranteed Account value bears to the unloaned policy account value).

     -- You may not make a partial withdrawal if, or to the extent that, the partial withdrawal would reduce the face amount below the minimum face amount.

     -- If Death Benefit Option A is in effect, we will reduce the face amount by the amount of the partial withdrawal (including the partial withdrawal charge).

     -- If you purchased the Survivorship Additional Insurance Benefit rider, partial withdrawals first decrease the Policy's face amount and then the rider coverage amount.

     -- We will process the partial withdrawal at the unit values next determined after we receive your request.

     -- We generally will pay a partial withdrawal request within 7 days after the valuation day when we receive the request.

     -- A partial withdrawal can affect the face amount, death benefit, and net amount at risk (which is used to calculate the cost of insurance charge (see "Charges and Deductions -- Monthly Deduction")).

     -- If a partial withdrawal would cause the Policy to fail to qualify as life insurance under the Code, we will not allow the partial withdrawal.

     -- Partial withdrawals may have tax consequences. See "Federal Tax
        Considerations -- Tax Treatment of Policy Benefits."

TRANSFERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You may make transfers between and among the Subaccounts and the Guaranteed Account. We determine the amount you have available for transfers at the end of the valuation period when we receive your request. The following features apply to transfers under the Policy:

     -- You must transfer at least $1,000, or the total value in the Subaccount or Guaranteed Account, if less.

     -- We deduct a $25 charge from the amount transferred for the 13th and each additional transfer in a policy year. Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do NOT count as transfers for the purpose of assessing the transfer charge. See "Transfers -- Dollar Cost Averaging,"
        "Transfers -- Automatic Asset Rebalancing," and "Other Policy Information -- Additional Transfer Rights."

     -- We consider each telephone, fax, e-mail, or written request to be a single transfer, regardless of the number of Subaccounts (or Guaranteed Account) involved.

     -- We process transfers based on unit values determined at the end of the valuation day when we receive your transfer request. The corresponding portfolio of any Subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each valuation period. Therefore, we will process any transfer request we receive after the close of the regular business session of the New York Stock Exchange, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the New York Stock Exchange.

Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Subaccounts. If a pattern of excessive trading by a policyowner or the policyowner's agent develops, we reserve the right not to process the transfer request. If your transfer request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

TRANSFERS FROM THE GUARANTEED ACCOUNT. You may make one transfer out of the Guaranteed Account within 30 days prior to or following each policy anniversary. The amount transferred may not exceed 25% of the Guaranteed Account value. However, if the Guaranteed Account value is less than $1,000, the entire Guaranteed Account value may be transferred. If we receive your request for this transfer within 30 days prior to the policy anniversary, the transfer will be made as of the policy anniversary. If this request is received within 30 days after the policy anniversary, the transfer will be made as of the date we receive the request.

DOLLAR COST AVERAGING

You may elect to participate in a dollar cost averaging program in the application or by completing an election form that we receive by the beginning of the month. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Guaranteed Account over a period of time by systematically and automatically transferring, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount(s) or the Guaranteed Account. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

Each month on the policy processing day, we will automatically transfer equal amounts (minimum $500) from the chosen Subaccount to your designated "target accounts" in the percentages selected. You may have multiple target accounts.

To participate in dollar cost averaging, you must elect a period of time and place the following minimum amount in any one Subaccount (not the Guaranteed Account):

DOLLAR COST AVERAGING PERIOD                           MINIMUM AMOUNT
----------------------------                           --------------
         6 months                                         $ 3,000
        12 months                                         $ 6,000
        18 months                                         $ 9,000
        24 months                                         $12,000
        30 months                                         $15,000
        36 months                                         $18,000

If you have elected dollar cost averaging, the program will start on the first policy processing day after the later of:

     1.  The policy date;

     2. The end of the 15-day period when premiums have been allocated to the Money Market Subaccount; or

     3. When the value of the chosen Subaccount equals or exceeds the greater of: (a) the minimum amount stated above; or (b) the amount of the first monthly transfer.

DOLLAR COST AVERAGING WILL END IF:     -- we receive your written request to cancel your
                                       participation;
                                       -- the value in the chosen Subaccount is insufficient to
                                       make the transfer;
                                       -- the specified number of transfers has been completed; or
                                       -- the Policy enters the grace period.

You will receive written notice confirming each transfer and when the program has ended. You are responsible for reviewing the confirmation to verify that the transfers are being made as requested. There is no additional charge for dollar cost averaging. A transfer under this program is NOT considered a transfer for purposes of assessing the transfer fee. We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' written notice to you. You cannot choose dollar cost averaging if you are participating in the automatic asset rebalancing program or if a policy loan is outstanding.

AUTOMATIC ASSET REBALANCING

We also offer an automatic asset rebalancing program under which we will automatically transfer amounts quarterly or annually to maintain a particular percentage allocation among the Subaccounts. Policy account value allocated to each Subaccount will grow or decline in value at different rates. The automatic asset rebalancing program automatically reallocates the policy account value in the Subaccounts at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule. The automatic asset rebalancing program will transfer policy account value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). Over time, this method of investing may help you buy low and sell high. The automatic asset rebalancing program does not guarantee gains, nor does it assure that you will not have losses. Policy account value in the Guaranteed Account is not available for this program.

TO PARTICIPATE IN THE AUTOMATIC ASSET  -- you must elect this feature in the application or after
REBALANCING PROGRAM:                   issue by submitting an automatic asset rebalancing request form to our Service Center; and
                                       -- you must have a minimum policy account value of $1,000.

There is no additional charge for the automatic asset rebalancing program. Any reallocation which occurs under the automatic asset rebalancing program will NOT be counted towards the 12 "free" transfers allowed during each policy year. You can end this program at any time.

AUTOMATIC ASSET REBALANCING WILL END   -- the total value in the Subaccounts is less than $1,000;
IF:                                    -- you make a transfer;
                                       -- you make a change to the current premium allocation
                                         instructions; or
                                       -- we receive your written request to terminate the program.

We may modify, suspend, or discontinue the automatic asset rebalancing program at any time. You cannot choose automatic asset rebalancing if you are participating in the dollar cost averaging program.

LOANS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

While the Policy is in force, you may submit a request to borrow money from us using the Policy as the only collateral for the loan. You may increase your risk of lapse if you take a loan. A loan that is taken from, or secured by, a Policy may have tax consequences.

LOAN CONDITIONS:

      --   The MINIMUM LOAN you may take is $500.

      -- The MAXIMUM LOAN you may take is the net cash surrender value on the date of the loan.

      -- To secure the loan, we transfer an amount as collateral to the Loan Account. This amount is equal to the amount of the loan (adjusted by the earned interest rate and the charged interest rate to the next policy anniversary). You may request that we transfer this amount from specific Subaccounts, but may not request that we transfer this amount from the Guaranteed Account. However, if you do not specify any specific Subaccounts, we will transfer the loan from the Subaccounts and the Guaranteed Account on a pro-rata basis based on the proportion that the values in the Subaccounts and Guaranteed Account bear to the unloaned policy account value.

      -- We charge you 6% interest per year (charged interest rate) on your loan. Interest is due and payable at the end of each policy year. Unpaid interest becomes part of the outstanding loan and accrues interest, beginning 23 days after the policy anniversary. Unpaid interest is allocated based on your written instructions. If there are no such instructions or the policy account value in the specified Subaccounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is allocated based on the proportion that the Guaranteed Account value and the value in the Subaccounts bear to the total unloaned policy account value.

      -- Amounts in the Loan Account earn interest at an annual rate guaranteed not to be lower than 4.0% (earned interest rate). We may credit the Loan Account with an interest rate different than the rate credited to net premiums allocated to the Guaranteed Account. We currently credit 4.5% to amounts in the Loan Account until the 15th policy anniversary and 5.50% annually thereafter. The tax consequences associated with loans taken from or secured by a Policy that is not a MEC are unclear when the interest earned on the loan is increased to 5.50%.

      -- We transfer earned loan interest to the Subaccounts and/or the Guaranteed Account and recalculate collateral: (a) when loan interest is paid or added to the loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made. We also recalculate collateral under these situations. A transfer to or from the Loan Account will be made to reflect any recalculation of collateral. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid charged interest added to the loan balance) minus any loan repayments.

      -- You may repay all or part of your indebtedness at any time while at least one insured is alive and the Policy is in force. Upon each loan repayment, we will allocate an amount equal to the loan repayment (but not more than the amount of the outstanding loan) from the Loan Account back to the Subaccounts and/or Guaranteed Account according to the pro rata basis upon which we originally transferred the loan collateral from the Subaccounts and/or Guaranteed Account as described above. We will allocate any repayment in excess of the amount of the outstanding loan to the Subaccounts and/or the Guaranteed Account based on the amount of interest due on the portion of the outstanding loan allocated to each such account.

      -- While your loan is outstanding, we will credit all payments you send to us as loan repayments unless you provide written notice for the payments to be applied as premium payments. (For New York residents, we will credit all payments you send to us as premium payments unless you provide written notice for the payments to be applied as loan repayments.)

      -- We deduct any indebtedness from the policy account value upon surrender, and from the insurance proceeds payable on the last surviving insured's death.

      -- If your indebtedness causes the net cash surrender value on a policy processing day to be less than the monthly deduction due, your Policy will enter a grace period. See "Policy Lapse and Reinstatement."

      -- We normally pay the amount of the loan within 7 days after we receive a loan request. We may postpone payment of loans under certain conditions. See "Other Policy Information -- Payments We Make."

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

EFFECT OF POLICY LOANS

A loan, whether or not repaid, affects the Policy, the policy account value, the net cash surrender value, and the death benefit. The insurance proceeds and net cash surrender value include reductions for the amount of any indebtedness. Repaying a loan causes the death benefit and net cash surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount as collateral for the loan in the Loan Account. This amount is not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account. Amounts transferred from the Separate Account to the Loan Account will affect the policy account value, even if the loan is repaid, because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the Separate Account.

Accordingly, the effect on the policy account value and death benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy with an outstanding loan will be lower when the earned interest rate is less than the investment performance of assets held in the Subaccounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a policy loan is likely to be.

There are risks involved in taking a loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. If the Policy is a MEC, then a loan will be treated as a partial withdrawal for Federal income tax purposes. A loan may also have possible adverse tax consequences that could occur if a Policy lapses with loans outstanding. See "Policy Lapse and Reinstatement." In addition, if a loan is taken from a Policy that is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. The owner of such a Policy should seek competent advice before requesting a policy loan.

POLICY LAPSE AND REINSTATEMENT
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LAPSE

Your Policy may enter a 61-day grace period and possibly lapse (terminate without value) if the net cash surrender value is not enough to pay the monthly deduction and other charges. If you have taken a loan, then your Policy also will enter a grace period (and possibly lapse) whenever your indebtedness reduces the net cash surrender value to zero.

Your Policy will NOT lapse:

     1. During the first 5 policy years, if you pay premiums (less any indebtedness and partial withdrawals) in excess of the minimum guarantee premium;

     2. If you purchase a Guaranteed Minimum Death Benefit rider and meet certain conditions (see "Other Policy Information -- Supplemental Benefits and Riders"); or

     3. If you make a payment equal to 3 monthly deductions before the end of the grace period.

If your Policy enters a grace period, we will mail a notice to your last known address and to any assignee of record. The 61-day grace period begins on the date of the notice. The notice will indicate that the payment amount of 3 monthly deductions is required and will also indicate the final date by which we must receive the payment to keep the Policy from lapsing. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate and you will receive no benefits. You may reinstate a lapsed Policy if you meet certain requirements. If the last surviving insured dies during the grace period, we will pay the insurance proceeds.

REINSTATEMENT

Unless you have surrendered your Policy, you may reinstate a lapsed Policy at any time while both insureds are alive and within 3 years after the end of the grace period (and prior to the final policy date) by submitting all of the following items to us at our Service Center:

     1.  A written notice requesting reinstatement;

     2.  Evidence of insurability we deem satisfactory; and

     3. Payment of sufficient premium to keep the Policy in force for at least 3 months.

The effective date of reinstatement will be the first policy processing day on or next following the date we approve your application for reinstatement. The reinstated Policy will have the same policy date as it had prior to the lapse. Upon reinstatement, the policy account value will be based upon the premium paid to reinstate the Policy.

FEDERAL TAX CONSIDERATIONS
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The following summarizes some of the basic Federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. THIS DISCUSSION IS NOT INTENDED AS TAX ADVICE. PLEASE CONSULT COUNSEL OR OTHER QUALIFIED TAX ADVISERS FOR MORE COMPLETE INFORMATION. We base this discussion on our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

TAX STATUS OF THE POLICY. A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts. The manner in which these requirements are to be applied to certain features of the Policy are not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied. Nevertheless, we anticipate that a Policy should satisfy the applicable Code requirements. Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of these requirements to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with these requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and policy account values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over Separate Account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order to treat the Policy as a life insurance contract for Federal income tax purposes. We intend that the Separate Account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

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

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the death benefit under a Policy should be excludible from the beneficiary's gross income. Federal, state, and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. You should consult a tax adviser on these consequences.

Generally, you will not be deemed to be in constructive receipt of the policy account value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a MEC.

MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance contracts are classified as MECs and receive less favorable tax treatment than other life insurance contracts. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during any policy year. Certain changes in a Policy after it is issued could also cause it to be classified as a MEC. A reduction in the Policy's death benefits at any time below the lowest level of death benefits payable during the first seven Policy years could cause the Policy to be classified as a MEC. Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax adviser to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

DISTRIBUTIONS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as MECs are subject to the following tax rules:

      -- All distributions other than death benefits from a MEC, including distributions upon surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned policy account value immediately before the distribution plus prior distributions over the owner's total investment in the Policy at that time. They will be treated as tax-free recovery of the owner's investment in the Policy only after all such excess has been distributed. "Total investment in the Policy" means the aggregate amount of any premiums or other considerations paid for a Policy, plus any previously taxed distributions.

      -- Loans taken from such a Policy (or secured by such a Policy, e.g., by assignment) are treated as distributions and taxed accordingly.

      -- A 10% additional income tax penalty is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

If a Policy becomes a MEC, distributions that occur during the policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within 2 years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

DISTRIBUTIONS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT
CONTRACTS. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, there is some uncertainty as to the tax treatment of amounts in the Loan Account after the later of the 15th policy anniversary under a Policy that is not a MEC. You should consult a tax adviser on this point.

Finally, neither distributions from nor loans from (or secured by) a Policy that is not a MEC are subject to the 10% additional tax.

POLICY LOANS. In general, interest you pay on a loan from a Policy will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

MULTIPLE POLICIES. All MECs that we issue (and that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

TAXATION OF POLICY SPLIT. The Policy Split Option rider permits a Policy to be split into two other permanent life policies upon the occurrence of a divorce of the joint insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax adviser regarding the possible consequences of a policy split.

BUSINESS USES OF THE POLICY. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. The IRS has also recently issued new guidance on split dollar insurance plans. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by business. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

CONTINUATION BEYOND AGE 100. The tax consequences of continuing the Policy beyond the younger insured's attained age 100 are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the younger insured's attained age 100.

OTHER POLICY OWNER TAX MATTERS. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

POSSIBLE TAX LAW CHANGES. While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise. It is even possible that any legislative change could be retroactive (effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS. If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, sheltered annuity, the Federal, state and estate tax consequences could differ. A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. We report this cost (generally referred to as the "P.S. 58" cost) to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy account value is not taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

SPECIAL RULES FOR 403(b) ARRANGEMENTS. If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable. In addition, premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with the Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code. A competent tax adviser should be consulted.

OTHER POLICY INFORMATION
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PAYMENT OF POLICY BENEFITS

BENEFIT PAYABLE ON FINAL POLICY DATE. If one of the insureds is living on the final policy date (at the younger insured's attained age 100), we will pay you the policy account value less any indebtedness and any unpaid monthly deductions. Insurance coverage under the Policy will then end. Payment will generally be made within 7 days of the final policy date. You may elect to continue the Policy beyond the younger insured's attained age 100 under the Final Policy Date Extension rider.

INSURANCE PROCEEDS. Insurance proceeds will ordinarily be paid to the beneficiary within 7 days after we receive proof of the last surviving insured's death and all other requirements are satisfied, including receipt by us at our Service Center of all required documents. Generally, we determine the amount of a payment from the Separate Account as of the date of the last surviving insured's death. We pay insurance proceeds in a single sum unless you have selected an alternative settlement option. If insurance proceeds are paid in a single sum, we pay interest at an annual rate of 3% (unless we declare a higher rate) on the insurance proceeds from the date of the last surviving insured's death until payment is made.

SETTLEMENT OPTIONS. In lieu of a single sum payment on death, surrender, or maturity, you may elect one of the following settlement options. Payment under these settlement options will not be affected by the investment performance of any Subaccounts after proceeds are applied. As part of our general account assets, settlement options proceeds may be subject to claims of creditors.

     -- Proceeds at Interest Option. Proceeds are left on deposit to accumulate with us with interest payable at 12, 6, 3, or 1 month intervals.

     -- Installments of a Specified Amount Option. Proceeds are payable in equal installments of the amount elected at 12, 6, 3, or 1 month intervals, until proceeds applied under the option and interest on the unpaid balance and any additional interest are exhausted.

     -- Installments for a Specified Period Option. Proceeds are payable in a number of equal monthly installments. Alternatively, the installments may be paid at 12, 6, or 3 month intervals. Payments may be increased by additional interest which would increase the installments certain.

     -- Life Income Option. Proceeds are payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the option are exhausted.

     -- Joint and Survivor Life Income Option. Proceeds are payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months.

A guaranteed interest rate of 3% per year applies to the above settlement options. We may declare additional rates of interest in our sole discretion. We may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates. See "Death Benefit -- Insurance Proceeds" and the Policy for more details.

THE POLICY

The Policy, application(s), policy schedule pages, and any riders are the entire contract. Only statements made in the applications can be used to void the Policy or to deny a claim. We assume that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

TELEPHONE, FAX, AND E-MAIL REQUESTS

In addition to written requests, we may accept telephone, fax, and e-mail instructions from you or an authorized third party regarding transfers, dollar cost averaging, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the special transfer right, and partial withdrawals (fax and e-mail only), subject to the following conditions:

     -- You must complete and sign our telephone, fax, or e-mail request form and send it to us. You also may authorize us in the application or by written notice to act upon instructions given by telephone, fax, or e-mail.

     -- You may designate in the request form a third party to act on your behalf in making telephone, fax, and e-mail requests.

     -- We will employ reasonable procedures to confirm that instructions are genuine.

     -- If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

     -- These procedures may include requiring forms of personal identification prior to acting upon instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

     -- We reserve the right to suspend telephone, fax, and/or e-mail instructions at any time for any class of policies for any reason.

Telephone, fax, and e-mail may not always be available. At telephone, fax, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Service Center.

OUR RIGHT TO CONTEST THE POLICY

In issuing the Policy, we rely on all statements made by or for you and/or the insureds in the application or in a supplemental application. Therefore, we may contest the validity of the Policy based on material misstatements made in the application (or any supplemental application).

However, we will not contest the Policy after the Policy has been in force during each insured's lifetime for 2 years from the policy issue date. Likewise, we will not contest any Policy change that requires evidence of insurability, or any reinstatement of the Policy, after such change or reinstatement has been in effect for 2 years during each insured's lifetime.

SPLIT DOLLAR ARRANGEMENTS

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., net cash surrender value or insurance proceeds) are split between the parties. There are different ways of allocating these rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the net cash surrender value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the net cash surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount which he would have been entitled to receive upon surrender of the policy and the employee's beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our Service Center. The IRS has recently issued guidance regarding the tax treatment of split dollar arrangements. The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement.

SUICIDE EXCLUSION

The Policy will terminate and our liability will be limited to an amount equal to the premiums paid, less any indebtedness, and less any partial withdrawals previously paid if:

     (a) both insureds commit suicide, while sane or insane, within 2 years of the policy issue date (except where state law requires a shorter period) and within 90 days of each other; or

     (b) the last surviving insured dies by suicide, whether sane or insane, within such 2 year period and within 90 days of the death of the first of the insureds to die; or

     (c) the last surviving insured lives for more than 90 days beyond the date that the first insured's death occurred by suicide and does not exchange the policy as described below.

During the 90 day period following the date that the first insured dies by suicide, the surviving insured may exchange the Policy, without evidence of insurability, for a permanent life policy issued by PMLIC on the life of the surviving insured. The policy issue date for the new policy will be the 91st day after the date of the first insured's death. In the event that one of the insureds commits suicide within 2 years of the policy issue date and the surviving insured does not exercise this exchange right, coverage under the Policy will end on the 91st day following such death.

If an insured commits suicide within 2 years of the policy issue date (or shorter period required by state law) and the surviving insured dies, other than by suicide, within 90 days of the date of the first death, PMLIC will pay the insurance proceeds to the beneficiary.

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

If an insured commits suicide, while sane or insane, within 2 years from the effective date of any change which increases the death benefit, the Policy will terminate and our liability with respect to the amount of increase will be limited to the sum of the monthly deductions for the cost of insurance attributable to the increase and the expense charge for the increase in face amount previously deducted from policy account value.

Certain states may require suicide exclusion provisions that differ from those stated here.

MISSTATEMENT OF AGE OR SEX

If either insured's age or sex was stated incorrectly in the application, we will adjust the death benefit and any benefits provided by riders to the amount that would have been payable at the correct age and sex based on the most recent monthly deduction. No adjustment will be made to the policy account value.

MODIFYING THE POLICY

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president or a vice president. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

     -- to conform the Policy, our operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our Company, or the Separate Account is subject;

     -- to assure continued qualification of the Policy as a life insurance contract under the Federal tax laws; or

     -- to reflect a change in the Separate Account's operation.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform with these laws.

PAYMENTS WE MAKE

We usually pay the amounts of any surrender, partial withdrawal, insurance proceeds, loan, or settlement options within 7 days after we receive all applicable written notices, permitted telephone, fax, and/or e-mail requests, and/or due proofs of death. However, we can postpone these payments if:

     -- the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; OR

     -- the Securities and Exchange Commission permits, by an order, the postponement of any payment for the protection of owners; OR

     -- the Securities and Exchange Commission determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

We have the right to defer payment of amounts from the Guaranteed Account for up to 6 months after receipt of the payment request. We will pay interest on any payment deferred for 30 days or more at an annual rate of 3%.

If you have submitted a check or draft to our Service Center, we have the right to defer payment of surrenders, partial withdrawals, insurance proceeds, or payments under a settlement option until the check or draft has been honored.

ADDITIONAL TRANSFER RIGHTS

SPECIAL TRANSFER RIGHT

At any one time during the first 2 years following the policy issue date, you may request a transfer of the entire amount in the Separate Account to the Guaranteed Account, and the allocation of all future net premiums to the Guaranteed Account. This serves as an exchange of the Policy for the equivalent of a flexible premium fixed benefit life insurance policy. We will not assess any transfer or other charges in connection with the special transfer right, and this transfer will not count toward the 12 "free" transfers permitted each policy year.

CHANGE IN SUBACCOUNT INVESTMENT POLICY

If the investment policy of a Subaccount is materially changed, you may transfer the portion of the policy account value in that Subaccount to another Subaccount or to the Guaranteed Account without a transfer charge and without having the transfer count toward the 12 transfers permitted without charge during a Policy Year.

REPORTS TO OWNERS

At least once each year, we will send you a report showing the following information as of the end of the report period:

     X the current policy account value, Guaranteed Account value, Subaccount values, and Loan Account value

     X the current net cash surrender value

     X the current death benefit

     X the current amount of any indebtedness

     X any activity since the last report (e.g., premiums paid, partial withdrawals, charges and deductions)

     X any other information required by law

We currently send these reports quarterly. In addition, we will send you a statement showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing), the taking of a loan, the repayment of a loan, a partial withdrawal, and the payment of any premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).

We can prepare a similar report for you at other times for a reasonable fee. We may limit the scope and frequency of these requested reports.

We will send you a semi-annual report containing the financial statements of each portfolio in which you are invested.

RECORDS

We will maintain all records relating to the Separate Account and the Guaranteed Account at our Service Center.

POLICY TERMINATION

Your Policy will terminate on the earliest of:

     -- the final policy date;

     -- the end of the grace period without a sufficient payment;

     -- the date the last surviving insured dies; or

     -- the date you surrender the Policy.

SUPPLEMENTAL BENEFITS AND RIDERS

SURVIVORSHIP ADDITIONAL INSURANCE BENEFIT RIDER

The Survivorship Additional Insurance Benefit rider ("SAIB rider") provides additional insurance protection by offering an additional death benefit payable to the beneficiary on the death of both insureds without increasing the policy's face amount. The SAIB rider may be purchased at issue only, and may not be available in all states. You should consult your agent before buying an SAIB rider.

The additional death benefit provided by the SAIB rider varies depending on which death benefit you have selected under the Policy.

     -- If death benefit option A is in effect, the additional death benefit equals the Policy's face plus the rider coverage amount less the Policy's death benefit.

     -- If death benefit option B is in effect, the additional death benefit equals the Policy's face amount plus the rider coverage amount plus the policy account value less the Policy's death benefit.

In addition, please note the following about the SAIB rider:

     -- THE SAIB RIDER HAS A COST OF INSURANCE CHARGE THAT IS DEDUCTED FROM THE
       POLICY ACCOUNT VALUE AS PART OF THE MONTHLY DEDUCTION. Generally, the current cost of insurance rates for an SAIB rider are lower than the current cost of insurance rates on the Policy's net amount at risk. The guaranteed cost of insurance rates under an SAIB rider are the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.

     -- The minimum guarantee premium (i.e., the amount necessary to guarantee the Policy will not lapse during the first 5 policy years) will be higher if you elect the SAIB rider.

     -- The SAIB rider may be canceled separately from the Policy (i.e., the SAIB rider can be canceled without causing the Policy to be canceled or to lapse). The SAIB rider will terminate on the earliest of: (1) our receipt of your written notice requesting termination of the rider; (2) surrender or other termination of the Policy itself; or (3) the policy anniversary nearest attained age 100 of the younger insured.

     -- If you change from death benefit option A to death benefit option B, we will first decrease the Policy's face amount and then the rider coverage amount by the policy account value. See "Death Benefit -- Changing Death Benefit Options".

     -- If death benefit option A is in effect and you make a partial withdrawal, we will first decrease the Policy's face amount and then the rider coverage amount by the amount withdrawn (including the partial withdrawal charge). See "Surrenders and Partial Withdrawals -- Partial Withdrawals".

     -- The SAIB rider has no cash or loan value.

     -- After the first policy year, and subject to certain conditions, you may decrease the rider coverage amount separately from the Policy's face amount (and the Policy's face amount may be changed without affecting the rider coverage amount). The amount of the decrease must be at least $25,000.

     -- The SAIB rider has no surrender charge, additional surrender charge, or premium expense charge.

     -- Because we impose no surrender charge for decreasing the rider coverage amount, such a decrease may be less expensive than a decrease of the same size in the face amount of the Policy (if the face amount decrease would be subject to a surrender charge). However, continuing coverage on an increment of Policy face amount may have a current cost of insurance charge that is higher than the same increment of coverage amount under the rider. You should consult your agent before deciding whether to decrease Policy face amount or SAIB rider coverage amount.

     -- To comply with the maximum premium limitations under the Code, insurance coverage provided by an SAIB rider is treated as part of the Policy's face amount. For a discussion of the tax status of the Policy, see "Federal Tax Considerations".

POLICY SPLIT OPTION RIDER

Under this rider, the owner(s) may exchange the Policy for two individual permanent life insurance policies, one on the life of each of the insureds, by sending a written request to us within 180 days of one of the following events:

     1. a court of competent jurisdiction issues a final divorce decree with respect to the marriage of the insureds; or

     2. federal estate tax law is changed so as to remove the unlimited marital deduction or reduce the estate taxes payable on death by 50% or more.

If the Policy is owned jointly by two owners, both must agree to exercise the rider. PMLIC requires satisfactory evidence of insurability as to both insureds before issuing the individual policies. In the event that one of the insureds cannot provide satisfactory evidence of insurability or if an insured does not want to exchange the Policy, an individual policy may be issued on the other insured and one-half of the net cash surrender value of the Policy may be distributed to the owner(s) instead of a second individual policy.

If the rider is exercised, the Policy will terminate and the individual policies will become effective as of the policy processing day following the later of the date that (1) written request is made for the exchange, or (2) PMLIC approves the exchange. This date shall also be the policy date for the individual policies. Any indebtedness under the Policy is extinguished as of the date of the exchange.

The two individual policies will each have an initial premium equal to 50% of the Policy's final policy account value less 50% of any policy loan (including accrued interest). The face amount of each individual policy will be at least 50% of the Policy's final face amount and never less than the stated minimum face amount as of the date of the exchange.

After the exchange, the owner(s) may return an individual policy for a refund under the free look period provision in such policy. The refund cannot exceed 50% of the net cash surrender value of the Policy plus premiums paid in connection with the individual policy.

The rider terminates upon the earliest of: (1) the policy processing date on or following the day that we receive a written request to exchange under this rider, (2) the date of death of the first insured to die under the Policy, (3) the date we receive a written request to cancel this rider, (4) the policy anniversary when the older insured reaches attained age 81, or (5) the date the Policy is surrendered.

OTHER RIDERS

In addition to the Policy Split Option rider and Survivorship Additional Insurance Benefit rider, the following riders offering supplemental benefits are available under the Policy. Most of these riders are subject to age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued. We deduct any monthly charges for these riders from policy account value as part of the monthly deduction. These riders (which are summarized below) provide fixed benefits that do not vary with the investment performance of the Separate Account. Your agent can help you determine whether certain of the riders are suitable for you. These riders may not be available in all states. Please contact us for further details.

     -- CHANGE OF INSURED: This rider permits you to change one of the insureds, subject to certain conditions and evidence of insurability. The Policy's face amount will remain the same, and the monthly deduction for the cost of insurance and any other benefits provided by rider will be adjusted for the attained age and premium class of the new insured as of the effective date of the change. As the change of an insured is generally a taxable event, you should consult a tax advisor before making such a change.

     -- CONVERTIBLE TERM LIFE INSURANCE: This rider provides term insurance on either or both insureds. This rider will terminate on the earliest of:
        (1) our receipt of your written notice requesting termination of the rider; (2) surrender or other termination of the Policy; (3) the policy anniversary nearest the attained age 100 (80 in New York) of the covered insured; or (4) exercise of the Policy Split Option Rider (if applicable). If the Policy is extended by the Final Policy Date Extension rider, this rider will terminate on the original final policy date. This rider and the Guaranteed Minimum Death Benefit rider may not be issued on the same Policy.

     -- DISABILITY WAIVER BENEFIT: This rider provides that in the event of an insured's total disability (as defined in the rider), which begins while the rider is in effect and which continues for at least 6 months, we will apply a premium payment to the Policy on each policy processing day during the first 5 policy years while the insured is totally disabled (the amount of the payment will be based on the minimum annual premium). We will also waive all monthly deductions due after the commencement of and during the continuance of the total disability after the first 5 policy years. This rider terminates on the earliest of: (1) the first policy processing day after our receipt of your written notice requesting termination of the rider; (2) surrender or other termination of the Policy; or (3) the policy anniversary nearest an insured's attained age 60 (except for benefits for a disability which began before that policy anniversary).

     -- FINAL POLICY DATE EXTENSION:  This rider extends the final policy date
        20 years past the original final policy date. This benefit may be added only on or after the anniversary nearest the younger insured's 90th birthday. There is no additional charge for this benefit. The death benefit after the original final policy date will be the policy account value. All other riders in effect on the original final policy date will terminate on the original final policy date. Adding this benefit and/or continuing the Policy beyond the younger insured's attained age 100 may have tax consequences and you should consult a tax adviser before doing so.

     -- FOUR YEAR SURVIVORSHIP TERM LIFE INSURANCE: This rider provides additional term insurance during the first four policy years upon due proof of the death of both insureds. The amount of this term insurance is 1.25 multiplied by the face amount of the Policy.

     -- GUARANTEED MINIMUM DEATH BENEFIT: This rider provides a guarantee that, if the net cash surrender value is not sufficient to cover the monthly deductions, and the minimum guarantee premium has been paid, the Policy will not lapse prior to the end of the death benefit guarantee period (as defined in the rider). If this rider is added, the monthly deduction will be increased by $0.01 per every $1,000 of face amount in force under the Policy. The rider and the additional monthly deduction terminate on the earliest of: (1) our receipt of your written notice requesting termination of the rider; (2) surrender or other termination of the Policy; or (3) expiration of the death benefit guarantee period. This rider and the Convertible Term Life Insurance rider may not be issued on the same Policy.

PERFORMANCE DATA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In order to demonstrate how the actual investment performance of the portfolios could have affected the death benefit, policy account value, and net cash surrender value of the Policy, we may provide hypothetical illustrations using the actual investment performance of each portfolio since its inception. THESE HYPOTHETICAL ILLUSTRATIONS ARE DESIGNED TO SHOW THE PERFORMANCE THAT COULD HAVE RESULTED IF THE POLICY HAD BEEN IN EXISTENCE DURING THE PERIOD ILLUSTRATED AND ARE NOT INDICATIVE OF FUTURE PERFORMANCE.

The values we illustrate for death benefit, policy account value, and net cash surrender value take into account all applicable charges and deductions from the Policy (current and guaranteed), the Separate

Account and the portfolios. We have not deducted premium taxes or charges for any riders. These charges would lower the performance figures significantly if reflected.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SALE OF THE POLICIES

The Policy will be sold by individuals who are licensed as our life insurance agents and appointed by us and who are also registered representatives of 1717, or registered representatives of a broker-dealer having a selling agreement with 1717, or registered representatives of a broker-dealer having a selling agreement with these broker-dealers. 1717 is located at Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. 1717 was organized under the laws of Pennsylvania on January 22, 1969 as an indirect wholly owned subsidiary of PMLIC. 1717 retains no compensation as principal underwriter of the Policies. We decide the insurance underwriting, the determination of premium class, and whether to accept or reject an application. 1717 also may reject an application if the Policy applied for is unsuitable.

We pay sales commissions for the sale of the Policies. Under our distribution agreement with 1717, we may pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Policies. We also pay for 1717's operating and other expenses. Commissions payable to registered representatives of a broker-dealer having a selling agreement with 1717, and/or to registered representatives of a broker-dealer having a selling agreement with these broker-dealers, may be paid to such broker-dealers on behalf of their registered representatives; these broker-dealers may retain a portion of the commissions. We may pay additional compensation to these broker-dealers and/or reimburse them for portions of Policy sales expenses. Their registered representatives may receive a portion of the expense reimbursement allowance paid to these broker-dealers.

During the first policy year, the maximum sales commission payable to our agents or other registered representatives will be approximately 45% of premiums paid up to a specified amount, and 2% of premiums paid in excess of that amount. During policy years 2 through 10, the maximum sales commission will not be more than 5% of premiums paid, and after policy year 10, the maximum sales commission will be 0% of premiums paid. Expense allowances and bonuses may also be paid, and agents may receive annual renewal compensation of up to 0.25% of the unloaned policy account value. Agents may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first policy year.

Because registered representatives who sell the Policies are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, 1717 may also reimburse certain sales and marketing expenses or pay other forms of special compensation to selling broker-dealers.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to Policy owners or the Separate Account.

We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

POTENTIAL CONFLICTS OF INTEREST

In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Although neither we nor the portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each portfolio's Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. This action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in Federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a portfolio's Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.

The portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of owners of this Policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the portfolio as an investment option under the Policies or replacing the portfolio with another portfolio.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account, including, among others, the right to:

     1. Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

     2. Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

     3. Combine the Separate Account with other separate accounts, and/or create new separate accounts;

     4. Deregister the Separate Account under the Investment Company Act of 1940, or operate the Separate Account as a management investment company under the Investment Company Act of 1940, or as any other form permitted by law; and

     5.  Modify the provisions of the Policy to comply with applicable law.

We will not make any such changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

STATE VARIATIONS

Any state variations in the Policy are covered in a special policy form for use in that state. This prospectus provides a general description of the Policy. Your actual policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your policy and its endorsements and riders, if any, contact our Service Center.

STANDARD & POOR'S

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PMLIC and the Market Street Fund ("Market Street"). Neither the Policy nor the Equity 500 Index Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

S&P makes no representation or warranty, express or implied, to the owners of the Policy and the Equity 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Policy and the Equity 500 Index Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to PMLIC and Market Street is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to PMLIC, Market Street, the Policy, or the Equity 500 Index Portfolio. S&P has no obligation to take the needs of PMLIC, Market Street, or the owners of the Policy or the Equity 500 Index Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the Equity 500 Index Portfolio or the timing of the issuance or sale of the Policy or the Equity 500 Index Portfolio or in the determination or calculation of the equation by which the Policy or the Equity 500 Index Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the Equity 500 Index Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PMLIC, MARKET STREET, OWNERS OF THE POLICY AND THE EQUITY 500 INDEX PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

VOTING PORTFOLIO SHARES

Even though we are the legal owner of the portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as owners instruct, so long as such action is required by law.

Before a vote of a portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of policy account value you have in that portfolio (as of a date set by the portfolio).

If we do not receive voting instructions on time from some owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should Federal securities laws, regulations, or interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under Federal regulation, under certain circumstances we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to owners advising you of the action and the reasons we took this action.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to the Policy under the Federal securities laws. James Bernstein, Assistant Secretary of PMLIC, has provided advice on certain matters relating to the laws of Pennsylvania regarding the Policies and our issuance of the Policies.

LEGAL PROCEEDINGS

PMLIC and its subsidiaries, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PMLIC believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them or the Separate Account.

EXPERTS

The Financial Statements have been included in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

Actuarial matters included in the prospectus have been examined by Scott V. Carney, FSA, MAAA, Vice President and Actuary of PMLIC, as stated in his opinion filed as an exhibit to the Registration Statement.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account appear at the end of this prospectus. Our financial statements should be distinguished from the Separate Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies.

ADDITIONAL INFORMATION ABOUT THE COMPANY

We are a mutual life insurance company, chartered by the Commonwealth of Pennsylvania in 1865. We are subject to regulation by the Insurance Department of the Commonwealth of Pennsylvania, as well as by the insurance departments of all other states and jurisdictions in which we do business. We are engaged in the business of issuing life insurance policies and annuity contracts, and we are currently licensed to do business in 50 states, Puerto Rico, and the District of Columbia. Our Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

We submit annual statements on our operations and finances to insurance officials in all states and jurisdictions in which we do business. We have filed the Policy described in this prospectus with insurance officials in those jurisdictions in which the Policy is sold.

We intend to reinsure a portion of the risks assumed under the Policies.

PMLIC'S EXECUTIVE OFFICERS AND DIRECTORS

We are governed by a board of directors. The following table sets forth the name, address, and principal occupation during the past 5 years of each of our executive officers and directors. Unless otherwise noted, each person's principal business address is c/o Provident Mutual Life Insurance Company, 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312.

                        OFFICERS AND DIRECTORS OF PMLIC

           NAME AND POSITION                  PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
           -----------------                  -----------------------------------------------
Robert W. Kloss                          1996 to present -- President and Chief Executive Officer
  Chairman, President and Chief          of PMLIC; 1999 to present -- Chairman of the Board of
  Executive Officer....................  PMLIC; 1994-1996 -- President and Chief Operating Officer
                                         of PMLIC.

Bernard E. Anderson
  Director.............................  2001 to present -- Senior Fellow with The Wharton School,
  University of Pennsylvania             University of Pennsylvania; 1994 to 2001 -- Assistant
  3451 Walnut Street                     Secretary of the U.S. Department of Labor.
  Philadelphia, PA 19104

Edward R. Book
  Director.............................  1997 to present -- Consultant to the travel industry;
  305 Windmere Drive, #221               1996-1997 -- President of USA National Tourism
  State College, PA 16801                Organization, Inc.

Dorothy M. Brown
  Director.............................  1994 to present -- Educational Consultant of The Kaludis
  The Kaludis Consulting Group           Consulting Group; 1998-1999 -- Interim President of
  1055 Thomas Jefferson St., NW          Allegheny University;
  Suite 400
  Washington, DC 20007

Robert J. Casale
  Director.............................  1997 to present -- Executive Consultant of Automatic Data
  Brokerage Ins. Svcs. Group             Processing, Inc.; 1988-1997 -- President of the Brokerage
  2 Journal Square                       Information Services Group of Automatic Data Processing,
  Jersey City, NJ 07306                  Inc.

Nicholas DeBenedictis
  Director.............................  1993 to present -- Chairman of Philadelphia Suburban
  Philadelphia Suburban Corporation      Corporation.
  762 Lancaster Ave.
  Bryn Mawr, PA 19010

Philip C. Herr, II
  Director.............................  1961 to present -- Partner of Herr, Potts & Herr.
  Herr, Potts & Herr
  Strafford Office Building,
  Building #4
  175 Strafford Avenue, Suite 314
  Wayne, PA 19087

J. Richard Jones
  Director.............................  1998 to present -- Executive Managing Director of
  Insignia/ESG                           Insignia/ESG; 1981-1998 -- President and Chief Executive
  1800 JFK Boulevard                     Officer of Jackson- Cross Company.
  10th Floor
  Philadelphia, PA 19103

           NAME AND POSITION                  PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
           -----------------                  -----------------------------------------------
John P. Neafsey
  Director.............................  1994 to present -- President of JN Associates.
  JN Associates
  13 Valley Road
  So. Norwalk, CT 06854

Charles L. Orr
  Director.............................  2000 to present -- Retired; 1993 to 2000 -- President and
  440 Davis Court, #2119                 Chief Executive Officer of Shaklee Corporation.
  San Francisco, CA 94111

Harold A. Sorgenti
  Director.............................  1997 to present -- Managing Partner at Sorgenti Investment
  Sorgenti Investment Partners           Partners; 1998 to present -- Chairman and Chief Executive
  Mellon Center, Suite 1313              Officer of SpecChem International Holdings, LLC
  1735 Market Street                     1991-1997 -- Partner of The Freedom Group Partnership.
  Philadelphia, PA 19103

Alan F. Hinkle
  Executive Vice President
  and Chief Actuary....................  1996 to present -- Executive Vice President and Chief
                                         Actuary of PMLIC; 1974-1996 -- Vice President and
                                         Individual Actuary.

Joan C. Tucker*
  Executive Vice President,
  Corporate Operations.................  1996 to present -- Executive Vice President, Corporate
                                         Operations of PMLIC; 1996-Senior Vice President, Insurance
                                         Operations of PMLIC; 1993-1996 -- Vice President
                                         Individual Insurance Operations at PMLIC.

Mary Lynn Finelli
  Executive Vice President
  and Chief Financial Officer..........  1996 to present -- Executive Vice President and Chief
                                         Financial Officer of PMLIC; 1986-1996 -- Vice President
                                         and Controller of PMLIC.

Mehran Assadi*
  Executive Vice President,
  Distribution/Marketing and
  Chief Information Officer............  1998 to present -- Executive Vice President and Chief
                                         Information Officer of PMLIC; 1982-1998 -- Vice President,
                                         Technology and Business Development of St. Paul Company.

Daniel C. Danese.......................  1999 to present -- Senior Vice President, Distribution of
                                         PMLIC;
  Senior Vice President, Distribution    1996-1999 -- Regional Vice President, Sales & Marketing of
                                         Prudential Insurance Financial Services.

Sarah C. Lange.........................  2000 to present -- Senior Vice President and Chief
                                         Investment
  Senior Vice President and Chief        Officer of PMLIC; 1983 to 2000 -- Vice President and Chief
  Investment Officer                     Investment Officer of PMLIC.

Linda M. Springer
  Senior Vice President and
  Controller...........................  2000 to present -- Senior Vice President and Controller of
                                         PMLIC; 1996-2000 -- Vice President and Controller of
                                         PMLIC; 1995-1996 -- Assistant Vice President and Actuary
                                         of PMLIC.

Rosanne Gatta
  Vice President and Treasurer.........  1994 to present -- Vice President and Treasurer of PMLIC.

* The address is 300 Continental Drive, Newark, Delaware 19713.

We hold the Separate Account's assets physically segregated and apart from the general account. We maintain records of all purchases and sale of portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $10 million per occurrence and $20 million in the aggregate covering our officers and employees has been issued by Travelers Casualty and Surety Company of America.

                              FINANCIAL STATEMENTS

The financial statements of PMLIC included herein should be distinguished from the financial statements of the Separate Accounts and should be considered only as bearing upon the ability of PMLIC to meet its obligations under the Policies.

                         INDEX TO FINANCIAL STATEMENTS

Provident Mutual Variable Life Separate Account
     Report of Independent Accountants......................    F-2
     Statements of Assets and Liabilities, December 31,
      2000..................................................    F-3
     Statements of Operations for the Years Ended December
      31, 2000, 1999 and 1998...............................   F-10
     Statements of Changes in Net Assets for the Years Ended
      December 31, 2000, 1999, and 1998.....................   F-29
     Notes to Financial Statements..........................   F-48
Provident Mutual Life Insurance Company and Subsidiaries
     Report of Independent Accountants......................  F-109
     Consolidated Statements of Financial Condition,
      December 31, 2000 and 1999............................  F-110
     Consolidated Statements of Operations for the Years
      Ended December 31, 2000, 1999 and 1998................  F-111
     Consolidated Statements of Equity for the Years Ended
      December 31, 2000, 1999 and 1998......................  F-112
     Consolidated Statements of Cash Flows for the Years
      Ended December 31, 2000, 1999 and 1998................  F-113
     Notes to Consolidated Financial Statements.............  F-114

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Policyholders and
  Board of Directors of
Provident Mutual Life Insurance
  Company:

In our opinion, the accompanying statements of assets and liabilities of the Provident Mutual Variable Life Separate Account (comprising twenty-eight subaccounts, hereafter collectively referred to as the "Separate Account") and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Separate Account at December 31, 2000, and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Separate Account; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
February 28, 2001

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                            MONEY                                  AGGRESSIVE
                                             GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund,
  Inc., at market value:
  Growth Portfolio......................  $207,215,533
  Money Market Portfolio................                 $39,190,829
  Bond Portfolio........................                               $15,621,676
  Managed Portfolio.....................                                             $43,846,667
  Aggressive Growth Portfolio...........                                                           $67,340,759
  International Portfolio...............                                                                          $52,320,314
Dividends receivable....................                     208,245
Receivable from Provident Mutual Life
  Insurance Company.....................                     604,638
                                          ------------   -----------   -----------   -----------   -----------    -----------
Total Assets............................   207,215,533    40,003,712    15,621,676    43,846,667    67,340,759     52,320,314
                                          ------------   -----------   -----------   -----------   -----------    -----------
LIABILITIES
Payable to Provident Mutual Life
  Insurance Company.....................       127,363                      11,442        22,693
                                          ------------   -----------   -----------   -----------   -----------    -----------
NET ASSETS..............................  $207,088,170   $40,003,712   $15,610,234   $43,823,974   $67,340,759    $52,320,314
                                          ============   ===========   ===========   ===========   ===========    ===========
Held for the benefit of policyholders...  $207,065,784   $39,925,228   $15,576,208   $43,626,400   $67,232,415    $52,149,700
Attributable to Provident Mutual Life
  Insurance Company.....................        22,386        78,484        34,026       197,574       108,344        170,614
                                          ------------   -----------   -----------   -----------   -----------    -----------
                                          $207,088,170   $40,003,712   $15,610,234   $43,823,974   $67,340,759    $52,320,314
                                          ============   ===========   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                            ALL PRO       ALL PRO       ALL PRO      ALL PRO
                                                           LARGE CAP     LARGE CAP     SMALL CAP    SMALL CAP     EQUITY 500
                                                            GROWTH         VALUE        GROWTH        VALUE         INDEX
                                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc., at market
  value:
  All Pro Large Cap Growth Portfolio....................  $25,557,745
  All Pro Large Cap Value Portfolio.....................                $10,913,681
  All Pro Small Cap Growth Portfolio....................                              $34,197,822
  All Pro Small Cap Value Portfolio.....................                                            $9,786,169
  Equity 500 Index Portfolio............................                                                         $195,381,928
                                                          -----------   -----------   -----------   ----------   ------------
NET ASSETS..............................................  $25,557,745   $10,913,681   $34,197,822   $9,786,169   $195,381,928
                                                          ===========   ===========   ===========   ==========   ============
Held for the benefit of policyholders...................  $25,405,336   $10,883,165   $34,190,733   $9,728,475   $195,316,766
Attributable to Provident Mutual Life Insurance
  Company...............................................      152,409        30,516         7,089      57,694          65,162
                                                          -----------   -----------   -----------   ----------   ------------
                                                          $25,557,745   $10,913,681   $34,197,822   $9,786,169   $195,381,928
                                                          ===========   ===========   ===========   ==========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statement of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
ASSETS
Investment in the Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A, at market value:
  2006 Series...............................................    $13,134,529
                                                                -----------
Total Assets................................................     13,134,529
                                                                -----------
LIABILITIES
  Payable to Provident Mutual Life Insurance Company........        132,101
                                                                -----------
NET ASSETS..................................................    $13,002,428
                                                                ===========
Held for the benefit of policyholders.......................    $12,967,705
Attributable to Provident Mutual Life Insurance Company.....         34,723
                                                                -----------
                                                                $13,002,428
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                           FIDELITY                     FIDELITY                    FIDELITY
                                                           EQUITY-        FIDELITY        HIGH        FIDELITY        ASSET
                                                            INCOME         GROWTH        INCOME       OVERSEAS       MANAGER
                                                          SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund, at
  market value:
  Equity-Income Portfolio..............................  $137,365,562
  Growth Portfolio.....................................                 $265,094,618
  High Income Portfolio................................                                $17,710,346
  Overseas Portfolio...................................                                              $56,134,017
Investment in the Variable Insurance Products Fund II,
  at market value:
  Asset Manager Portfolio..............................                                                            $53,492,659
                                                         ------------   ------------   -----------   -----------   -----------
NET ASSETS.............................................  $137,365,562   $265,094,618   $17,710,346   $56,134,017   $53,492,659
                                                         ============   ============   ===========   ===========   ===========
Held for the benefit of policyholders..................  $137,304,013   $265,011,879   $17,681,625   $56,066,695   $53,426,471
Attributable to Provident Mutual Life Insurance
  Company..............................................        61,549         82,739        28,721        67,322        66,188
                                                         ------------   ------------   -----------   -----------   -----------
                                                         $137,365,562   $265,094,618   $17,710,346   $56,134,017   $53,492,659
                                                         ============   ============   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                               FIDELITY                     NEUBERGER       NEUBERGER
                                                              INVESTMENT     FIDELITY     BERMAN LIMITED     BERMAN
                                                              GRADE BOND    CONTRAFUND    MATURITY BOND     PARTNERS
                                                              SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund II, at
  market value:
  Investment Grade Bond Portfolio...........................  $22,921,691
  Contrafund Portfolio......................................                $93,258,952
Investment in the Neuberger Berman Advisers Management
  Trust, at market value:
  Limited Maturity Bond Portfolio...........................                                $8,525,290
  Partners Portfolio........................................                                               $28,645,930
                                                              -----------   -----------     ----------     -----------
NET ASSETS..................................................  $22,921,691   $93,258,952     $8,525,290     $28,645,930
                                                              ===========   ===========     ==========     ===========
Held for the benefit of policyholders.......................  $22,906,690   $93,227,547     $8,501,306     $28,407,670
Attributable to Provident Mutual Life Insurance Company.....      15,001         31,405         23,984         238,260
                                                              -----------   -----------     ----------     -----------
                                                              $22,921,691   $93,258,952     $8,525,290     $28,645,930
                                                              ===========   ===========     ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                                                    VAN ECK       VAN ECK         ALGER
                                                        VAN ECK       VAN ECK      WORLDWIDE     WORLDWIDE       AMERICAN
                                                       WORLDWIDE     WORLDWIDE     EMERGING        REAL           SMALL
                                                          BOND      HARD ASSETS     MARKETS       ESTATE      CAPITALIZATION
                                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Van Eck Worldwide Insurance Trust,
  at market value:
  Van Eck Worldwide Bond Portfolio...................  $5,596,062
  Van Eck Worldwide Hard Assets Portfolio............               $3,760,696
  Van Eck Worldwide Emerging Markets Portfolio.......                             $13,041,363
  Van Eck Worldwide Real Estate Portfolio............                                           $1,323,790
Investment in the Alger American Fund, at market
  value:
  Alger American Small Capitalization Portfolio......                                                          $36,698,020
                                                       ----------   ----------    -----------   ----------     -----------
NET ASSETS...........................................  $5,596,062   $3,760,696    $13,041,363   $1,323,790     $36,698,020
                                                       ==========   ==========    ===========   ==========     ===========
Held for the benefit of policyholders................  $5,571,772   $3,721,893    $13,011,774   $1,287,148     $36,632,901
Attributable to Provident Mutual Life Insurance
  Company............................................     24,290        38,803         29,589       36,642          65,119
                                                       ----------   ----------    -----------   ----------     -----------
                                                       $5,596,062   $3,760,696    $13,041,363   $1,323,790     $36,698,020
                                                       ==========   ==========    ===========   ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG         STRONG
                                                                 MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II     FUND II
                                                                SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------
ASSETS
Investment in the Strong Variable Insurance Funds, Inc., at
  market value:
  Strong Mid Cap Growth Fund II.............................    $5,917,949
Investment in the Strong Opportunity Fund II, Inc., at
  market value:
  Strong Opportunity Fund II................................                   $1,688,509
                                                                ----------     ----------
NET ASSETS..................................................    $5,917,949     $1,688,509
                                                                ==========     ==========
Held for the benefit of policyholders.......................    $5,907,223     $1,665,282
Attributable to Provident Mutual Life Insurance Company.....        10,726         23,227
                                                                ----------     ----------
                                                                $5,917,949     $1,688,509
                                                                ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                            MONEY                                 AGGRESSIVE
                                              GROWTH        MARKET        BOND        MANAGED       GROWTH      INTERNATIONAL
                                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.................................  $ 3,103,302   $2,397,365   $ 875,572    $ 1,444,529   $ 1,190,607    $ 1,378,416
EXPENSES
Mortality and expense risks...............    1,298,099     281,934       98,857        279,129       360,962        353,516
Operating expense reimbursement...........      (32,698)     (1,754)      (2,901)
                                            -----------   ----------   ----------   -----------   -----------    -----------
Total expenses............................    1,265,401     280,180       95,956        279,129       360,962        353,516
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net investment income.....................    1,837,901   2,117,185      779,616      1,165,400       829,645      1,024,900
                                            -----------   ----------   ----------   -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested....   13,859,576                               2,193,962     2,489,984      5,468,188
Net realized gain from redemption of
  investment shares.......................    8,444,696                   75,031      1,257,138     1,783,250        936,021
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net realized gain on investments..........   22,304,272                   75,031      3,451,100     4,273,234      6,404,209
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.......................   36,701,349                  (64,965)     5,401,466     6,812,200     12,279,992
  End of year.............................   29,874,071                  367,008      4,130,462    17,994,836      3,076,995
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net unrealized (depreciation) appreciation
  of investments during the year..........   (6,827,278)                 431,973     (1,271,004)   11,182,636     (9,202,997)
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net realized and unrealized gain (loss) on
  investments.............................   15,476,994                  507,004      2,180,096    15,455,870     (2,798,788)
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net increase (decrease) in net assets
  resulting from operations...............  $17,314,895   $2,117,185   $1,286,620   $ 3,345,496   $16,285,515    $(1,773,888)
                                            ===========   ==========   ==========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                         ALL PRO      ALL PRO       ALL PRO       ALL PRO       **EQUITY
                                                        LARGE CAP    LARGE CAP     SMALL CAP     SMALL CAP        500
                                                         GROWTH        VALUE         GROWTH        VALUE         INDEX
                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends............................................  $   510,054   $  81,485    $    632,678   $  14,357
EXPENSES
Mortality and expense risks..........................      186,273      67,624         263,074      47,115    $  1,413,611
                                                       -----------   ---------    ------------   ----------   ------------
Net investment income (loss).........................      323,781      13,861         369,604     (32,758)     (1,413,611)
                                                       -----------   ---------    ------------   ----------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested...............      396,668                     108,294
Net realized gain (loss) from redemption of
  investment shares..................................      214,246     (68,402)      2,953,142     138,567      55,132,897
                                                       -----------   ---------    ------------   ----------   ------------
Net realized gain (loss) on investments..............      610,914     (68,402)      3,061,436     138,567      55,132,897
                                                       -----------   ---------    ------------   ----------   ------------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year..................................    3,039,361    (180,205)      8,930,477      12,537      61,065,199
  End of year........................................   (3,603,720)     46,211      (6,435,030)  1,513,533     (13,252,242)
                                                       -----------   ---------    ------------   ----------   ------------
Net unrealized (depreciation) appreciation of
  investments during the year........................   (6,643,081)    226,416     (15,365,507)  1,500,996     (74,317,441)
                                                       -----------   ---------    ------------   ----------   ------------
Net realized and unrealized (loss) gain on
  investments........................................   (6,032,167)    158,014     (12,304,071)  1,639,563     (19,184,544)
                                                       -----------   ---------    ------------   ----------   ------------
Net (decrease) increase in net assets resulting from
  operations.........................................  $(5,708,386)  $ 171,875    $(11,934,467)  $1,606,805   $(20,598,155)
                                                       ===========   =========    ============   ==========   ============

See accompanying notes to financial statements

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statement of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends
EXPENSES
Mortality and expense risks.................................     $   85,187
Asset charge................................................         27,595
                                                                 ----------
Net investment loss.........................................       (112,782)
                                                                 ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized gain distributions reinvested
Net realized gain from redemption of investment shares......        634,480
                                                                 ----------
Net realized gain on investments............................        634,480
                                                                 ----------
Net unrealized appreciation of investments:
  Beginning of year.........................................        892,107
  End of year...............................................      1,946,917
                                                                 ----------
Net unrealized appreciation of investments during the
  year......................................................      1,054,810
                                                                 ----------
Net realized and unrealized gain on investments.............      1,689,290
                                                                 ----------
Net increase in net assets resulting from operations........     $1,576,508
                                                                 ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                       FIDELITY                     FIDELITY                     FIDELITY
                                                        EQUITY-       FIDELITY        HIGH         FIDELITY        ASSET
                                                        INCOME         GROWTH        INCOME        OVERSEAS       MANAGER
                                                      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...........................................  $ 2,234,379   $    295,490   $ 1,267,459   $    788,522   $ 1,794,917
EXPENSES
Mortality and expense risks.........................      907,578      1,993,708       128,341        418,858       387,542
                                                      -----------   ------------   -----------   ------------   -----------
Net investment income (loss)........................    1,326,801     (1,698,218)    1,139,118        369,664     1,407,375
                                                      -----------   ------------   -----------   ------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested..............    8,417,892     29,401,209                    4,965,560     4,228,702
Net realized gain (loss) from redemption of
  investment shares.................................    4,186,451      4,541,566    (1,613,681)       354,486     1,075,060
                                                      -----------   ------------   -----------   ------------   -----------
Net realized gain (loss) on investments.............   12,604,343     33,942,775    (1,613,681)     5,320,046     5,303,762
                                                      -----------   ------------   -----------   ------------   -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.................................   20,802,103     96,649,271    (1,079,956)    15,070,694     8,174,749
  End of year.......................................   16,230,724     29,587,051    (5,061,854)    (3,661,472)   (1,105,991)
                                                      -----------   ------------   -----------   ------------   -----------
Net unrealized depreciation of investments during
  the year..........................................   (4,571,379)   (67,062,220)   (3,981,898)   (18,732,166)   (9,280,740)
                                                      -----------   ------------   -----------   ------------   -----------
Net realized and unrealized gain (loss) on
  investments.......................................    8,032,964    (33,119,445)   (5,595,579)   (13,412,120)   (3,976,978)
                                                      -----------   ------------   -----------   ------------   -----------
Net increase (decrease) in net assets resulting from
  operations........................................  $ 9,359,765   $(34,817,663)  $(4,456,461)  $(13,042,456)  $(2,569,603)
                                                      ===========   ============   ===========   ============   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                          FIDELITY                       NEUBERGER        NEUBERGER
                                                         INVESTMENT      FIDELITY      BERMAN LIMITED      BERMAN
                                                         GRADE BOND     CONTRAFUND     MATURITY BOND      PARTNERS
                                                         SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................................  $1,301,510    $    292,744      $ 572,203       $   225,688
EXPENSES
Mortality and expense risks............................    145,446          643,313         57,239           199,008
                                                         ----------    ------------      ---------       -----------
Net investment income (loss)...........................  1,156,064         (350,569)       514,964            26,680
                                                         ----------    ------------      ---------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested.................                  10,626,589                        4,799,637
Net realized (loss) gain from redemption of investment
  shares...............................................    (35,853)       1,280,418       (201,813)         (850,874)
                                                         ----------    ------------      ---------       -----------
Net realized (loss) gain on investments................    (35,853)      11,907,007       (201,813)        3,948,763
                                                         ----------    ------------      ---------       -----------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year....................................   (344,879)      20,480,366       (167,931)         (361,993)
  End of year..........................................    628,599        2,017,762        (11,624)       (4,307,086)
                                                         ----------    ------------      ---------       -----------
Net unrealized appreciation (depreciation) of
  investments during the year..........................    973,478      (18,462,604)       156,307        (3,945,093)
                                                         ----------    ------------      ---------       -----------
Net realized and unrealized gain (loss) on
  investments..........................................    937,625       (6,555,597)       (45,506)            3,670
                                                         ----------    ------------      ---------       -----------
Net increase (decrease) in net assets resulting from
  operations...........................................  $2,093,689    $ (6,906,166)     $ 469,458       $    30,350
                                                         ==========    ============      =========       ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                  VAN ECK
                                                      VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                     WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                        BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................................  $ 268,111     $  32,358                   $ 16,681
EXPENSES
Mortality and expense risks........................     38,766        21,566    $   127,899       6,759      $    328,830
                                                     ---------     ---------    -----------    --------      ------------
Net investment income (loss).......................    229,345        10,792       (127,899)      9,922          (328,830)
                                                     ---------     ---------    -----------    --------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.............                                                            15,745,222
Net realized (loss) gain from redemption of
  investment shares................................    (59,420)     (289,865)       578,453      14,548        (1,278,008)
                                                     ---------     ---------    -----------    --------      ------------
Net realized (loss) gain on investments............    (59,420)     (289,865)       578,453      14,548        14,467,214
                                                     ---------     ---------    -----------    --------      ------------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year................................   (184,365)     (383,792)     5,968,786     (18,916)        9,761,610
  End of year......................................   (285,554)      223,533     (3,633,159)    132,489       (18,008,924)
                                                     ---------     ---------    -----------    --------      ------------
Net unrealized (depreciation) appreciation of
  investments during the year......................   (101,189)      607,325     (9,601,945)    151,405       (27,770,534)
                                                     ---------     ---------    -----------    --------      ------------
Net realized and unrealized (loss) gain on
  investments......................................   (160,609)      317,460     (9,023,492)    165,953       (13,303,320)
                                                     ---------     ---------    -----------    --------      ------------
Net increase (decrease) in net assets resulting
  from operations..................................  $  68,736     $ 328,252    $(9,151,391)   $175,875      $(13,632,150)
                                                     =========     =========    ===========    ========      ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG          STRONG
                                                                 MID-CAP        OPPORTUNITY
                                                              GROWTH FUND II      FUND II
                                                                SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................                     $   3,796
EXPENSES
Mortality and expense risks.................................   $    12,143           3,380
                                                               -----------       ---------
Net investment (loss) income................................       (12,143)            416
                                                               -----------       ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized gain distributions reinvested......................       410,487         194,279
Net realized gain (loss) from redemption of investment
  shares....................................................            61          (6,879)
                                                               -----------       ---------
Net realized gain on investments............................       410,548         187,400
                                                               -----------       ---------
Net unrealized depreciation of investments:
  Beginning of year.........................................
  End of year...............................................    (1,726,217)       (191,343)
                                                               -----------       ---------
Net unrealized depreciation of investments during the
  year......................................................    (1,726,217)       (191,343)
                                                               -----------       ---------
Net realized and unrealized loss on investments.............    (1,315,669)         (3,943)
                                                               -----------       ---------
Net decrease in net assets resulting from operations........   $(1,327,812)      $  (3,527)
                                                               ===========       =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                           MONEY                  AGGRESSIVE
                                                             GROWTH        MARKET       BOND        GROWTH     INTERNATIONAL
                                                            SEPARATE      SEPARATE    SEPARATE     SEPARATE      SEPARATE
                                                             ACCOUNT      ACCOUNT      ACCOUNT     ACCOUNT        ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................................................  $   778,682   $1,756,713   $ 211,268   $  202,553    $   501,072
EXPENSES
Mortality and expense risks..............................    1,443,038      256,368      96,941      255,677        317,732
Operating expense reimbursement..........................       (8,226)                  (1,010)
                                                           -----------   ----------   ---------   ----------    -----------
Total expenses...........................................    1,434,812      256,368      95,931      255,677        317,732
                                                           -----------   ----------   ---------   ----------    -----------
Net investment (loss) income.............................     (656,130)   1,500,345     115,337      (53,124)       183,340
                                                           -----------   ----------   ---------   ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested...................    4,548,806                  165,995    5,023,061      2,570,840
Net realized gain from redemption of investment shares...    8,675,587                   79,237    1,321,430        872,905
                                                           -----------   ----------   ---------   ----------    -----------
Net realized gain on investments.........................   13,224,393                  245,232    6,344,491      3,443,745
                                                           -----------   ----------   ---------   ----------    -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year......................................   43,642,825                  888,223    7,593,499      3,974,294
  End of year............................................   36,701,349                  (64,965)   6,812,200     12,279,992
                                                           -----------   ----------   ---------   ----------    -----------
Net unrealized (depreciation) appreciation of investments
  during the year........................................   (6,941,476)                (953,188)    (781,299)     8,305,698
                                                           -----------   ----------   ---------   ----------    -----------
Net realized and unrealized gain (loss) on investments...    6,282,917                 (707,956)   5,563,192     11,749,443
                                                           -----------   ----------   ---------   ----------    -----------
Net increase (decrease) in net assets resulting from
  operations.............................................  $ 5,626,787   $1,500,345   $(592,619)  $5,510,068    $11,932,783
                                                           ===========   ==========   =========   ==========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                            VARIABLE SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------
                                                                        ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                                       LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                           MANAGED       GROWTH       VALUE        GROWTH       VALUE
                                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................................  $   302,530   $     925    $  23,532                 $   6,660
EXPENSES
Mortality and expense risks............................      286,127     106,933       47,263    $  74,986       26,977
                                                         -----------   ----------   ---------    ----------   ---------
Total expenses.........................................      286,127     106,933       47,263       74,986       26,977
                                                         -----------   ----------   ---------    ----------   ---------
Net investment income (loss)...........................       16,403    (106,008)     (23,731)     (74,986)     (20,317)
                                                         -----------   ----------   ---------    ----------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested.................    2,063,055
Net realized gain (loss) from redemption of investment
  shares...............................................    1,222,115     937,158      141,631    1,098,185     (295,056)
                                                         -----------   ----------   ---------    ----------   ---------
Net realized gain (loss) on investments................    3,285,170     937,158      141,631    1,098,185     (295,056)
                                                         -----------   ----------   ---------    ----------   ---------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year....................................    8,871,564     511,417      139,747      403,798       13,283
  End of year..........................................    5,401,466   3,039,361     (180,205)   8,930,477       12,537
                                                         -----------   ----------   ---------    ----------   ---------
Net unrealized (depreciation) appreciation of
  investments during the year..........................   (3,470,098)  2,527,944     (319,952)   8,526,679         (746)
                                                         -----------   ----------   ---------    ----------   ---------
Net realized and unrealized (loss) gain on
  investments..........................................     (184,928)  3,465,102     (178,321)   9,624,864     (295,802)
                                                         -----------   ----------   ---------    ----------   ---------
Net (decrease) increase in net assets resulting from
  operations...........................................  $  (168,525)  $3,359,094   $(202,052)   $9,549,878   $(316,119)
                                                         ===========   ==========   =========    ==========   =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statement of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                              SEPARATE ACCOUNT
------------------------------------------------------------------------------
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
EXPENSES
Mortality and expense risks.................................    $    86,998
Asset charge................................................         31,129
                                                                -----------
Net investment loss.........................................       (118,127)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from redemption of investment shares......        504,592
                                                                -----------
Net realized gain on investments............................        504,592
                                                                -----------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................      2,163,181
  End of year...............................................        892,107
                                                                -----------
Net unrealized depreciation of investments during the
  year......................................................     (1,271,074)
                                                                -----------
Net realized and unrealized loss on investments.............       (766,482)
                                                                -----------
Net decrease in net assets resulting from operations........    $  (884,609)
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                        VARIABLE SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
                                              FIDELITY                    FIDELITY                    FIDELITY
                                               EQUITY-      FIDELITY        HIGH        FIDELITY       ASSET       FIDELITY
                                               INCOME        GROWTH        INCOME       OVERSEAS      MANAGER      INDEX 500
                                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................  $ 1,814,813   $   305,785   $ 1,730,285   $   553,518   $1,677,436   $ 1,349,680
EXPENSES
Mortality and expense risks................      910,936     1,425,114       132,829       286,833     365,980      1,156,047
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net investment income (loss)...............      903,877    (1,119,329)    1,597,456       266,685   1,311,456        193,633
                                             -----------   -----------   -----------   -----------   ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....    4,011,692    19,226,224        64,683       892,772   2,124,752        915,854
Net realized gain (loss) from redemption of
  investment shares........................    4,627,304     5,621,556      (530,612)    1,306,076     968,771      3,885,258
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net realized gain (loss) on investments....    8,638,996    24,847,780      (465,929)    2,198,848   3,093,523      4,801,112
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year........................   23,637,997    52,781,625    (1,380,446)    1,662,167   7,302,249     35,771,600
  End of year..............................   20,802,103    96,649,271    (1,079,956)   15,070,694   8,174,749     61,065,199
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net unrealized (depreciation) appreciation
  of investments during the year...........   (2,835,894)   43,867,646       300,490    13,408,527     872,500     25,293,599
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net realized and unrealized gain (loss) on
  investments..............................    5,803,102    68,715,426      (165,439)   15,607,375   3,966,023     30,094,711
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net increase in net assets resulting from
  operations...............................  $ 6,706,979   $67,596,097   $ 1,432,017   $15,874,060   $5,277,479   $30,288,344
                                             ===========   ===========   ===========   ===========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                              FIDELITY                     NEUBERGER     NEUBERGER      NEUBERGER      NEUBERGER
                                             INVESTMENT      FIDELITY        BERMAN       BERMAN      BERMAN LIMITED     BERMAN
                                             GRADE BOND    CONTRAFUND(R)    BALANCED      GROWTH      MATURITY BOND     PARTNERS
                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................  $  528,797     $   237,081    $ 122,080                    $ 391,039      $  23,039
EXPENSES
Mortality and expense risks................     115,042         441,651       16,908    $    66,971        54,078        142,567
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net investment income (loss)...............     413,755        (204,570)     105,172        (66,971)      336,961       (119,528)
                                             -----------    -----------    ---------    -----------     ---------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....     165,897       1,738,597      180,860      1,572,930                       40,068
Net realized gain (loss) from redemption of
  investment shares........................     188,073         940,747      (89,916)    (1,300,114)      (50,951)       140,214
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net realized gain (loss) on investments....     353,970       2,679,344       90,944        272,816       (50,951)       180,282
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year........................     688,242       8,740,185      277,919        829,761        56,889         62,679
  End of year..............................    (344,879)     20,480,366                                  (167,931)      (361,993)
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net unrealized (depreciation) appreciation
  of investments during the year...........  (1,033,121)     11,740,181     (277,919)      (829,761)     (224,820)      (424,672)
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net realized and unrealized (loss) gain on
  investments..............................    (679,151)     14,419,525     (186,975)      (556,945)     (275,771)      (244,390)
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net (decrease) increase in net assets
  resulting from operations................  $ (265,396)    $14,214,955    $ (81,803)   $  (623,916)    $  61,190      $(363,918)
                                             ===========    ===========    =========    ===========     =========      =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                               AMERICAN                                  VAN ECK
                                              CENTURY VP     VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                               CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                             APPRECIATION      BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................                 $ 221,562    $   32,546                   $  8,422
EXPENSES
Mortality and expense risks................   $  17,307        39,696        17,883    $    69,910       3,504      $   213,671
                                              ---------     ---------    -----------   -----------    --------      -----------
Net investment (loss) income...............     (17,307)      181,866        14,663        (69,910)      4,918         (213,671)
                                              ---------     ---------    -----------   -----------    --------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....                    98,996                                                 3,576,725
Net realized (loss) gain from redemption of
  investment shares........................    (302,618)       (6,791)     (325,178)    (1,010,030)    (17,087)       1,130,238
                                              ---------     ---------    -----------   -----------    --------      -----------
Net realized (loss) gain on investments....    (302,618)       92,205      (325,178)    (1,010,030)    (17,087)       4,706,963
                                              ---------     ---------    -----------   -----------    --------      -----------
Net unrealized (depreciation) appreciation
  of investments:
  Beginning of year........................    (901,802)      590,559    (1,136,100)    (3,646,142)    (12,423)       1,898,815
  End of year..............................                  (184,365)     (383,792)     5,968,786     (18,916)       9,761,610
                                              ---------     ---------    -----------   -----------    --------      -----------
Net unrealized appreciation (depreciation)
  of investments during the year...........     901,802      (774,924)      752,308      9,614,928      (6,493)       7,862,795
                                              ---------     ---------    -----------   -----------    --------      -----------
Net realized and unrealized gain (loss) on
  investments..............................     599,184      (682,719)      427,130      8,604,898     (23,580)      12,569,758
                                              ---------     ---------    -----------   -----------    --------      -----------
Net increase (decrease) in net assets
  resulting from operations................   $ 581,877     $(500,853)   $  441,793    $ 8,534,988    $(18,662)     $12,356,087
                                              =========     =========    ===========   ===========    ========      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                              MONEY                                AGGRESSIVE
                                                GROWTH        MARKET        BOND       MANAGED       GROWTH      INTERNATIONAL
                                               SEPARATE      SEPARATE     SEPARATE     SEPARATE     SEPARATE       SEPARATE
                                                ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT       ACCOUNT        ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................  $ 3,379,864   $1,332,049   $  820,143   $1,224,452   $   281,744    $  296,331
EXPENSES
Mortality and expense risks.................    1,369,021      176,853       95,234      243,226       251,275       296,668
Operating expense reimbursement.............       (4,864)                   (1,300)
                                              -----------   ----------   ----------   ----------   -----------    ----------
Total expenses..............................    1,364,157      176,853       93,934      243,226       251,275       296,668
                                              -----------   ----------   ----------   ----------   -----------    ----------
Net investment income.......................    2,015,707    1,155,196      726,209      981,226        30,469          (337)
                                              -----------   ----------   ----------   ----------   -----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested......   27,569,753                     2,080    1,742,752     2,689,649     2,692,126
Net realized gain (loss) from redemption of
  investment shares.........................    3,562,099                   (13,248)     807,777     1,378,531       557,059
                                              -----------   ----------   ----------   ----------   -----------    ----------
Net realized gain (loss) on investments.....   31,131,852                   (11,168)   2,550,529     4,068,180     3,249,185
                                              -----------   ----------   ----------   ----------   -----------    ----------
Net unrealized appreciation of investments:
  Beginning of year.........................   49,936,122                   545,131    8,084,445     9,124,521     3,573,814
  End of year...............................   43,642,825                   888,223    8,871,564     7,593,499     3,974,294
                                              -----------   ----------   ----------   ----------   -----------    ----------
Net unrealized appreciation (depreciation)
  of investments during the year............   (6,293,297)                  343,092      787,119    (1,531,022)      400,480
                                              -----------   ----------   ----------   ----------   -----------    ----------
Net realized and unrealized gain on
  investments...............................   24,838,555                   331,924    3,337,648     2,537,158     3,649,665
                                              -----------   ----------   ----------   ----------   -----------    ----------
Net increase in net assets resulting from
  operations................................  $26,854,262   $1,155,196   $1,058,133   $4,318,874   $ 2,567,627    $3,649,328
                                              ===========   ==========   ==========   ==========   ===========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------
                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                              LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................
EXPENSES
Mortality and expense risks.................................   $ 10,444     $  7,828     $  8,535     $  6,110
                                                               --------     --------     --------     --------
Total expenses..............................................     10,444        7,828        8,535        6,110
                                                               --------     --------     --------     --------
Net investment loss.........................................    (10,444)      (7,828)      (8,535)      (6,110)
                                                               --------     --------     --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................
Net realized gain (loss) from redemption of investment
  shares....................................................    114,538        1,976      (75,896)     (65,921)
                                                               --------     --------     --------     --------
Net realized gain (loss) on investments.....................    114,538        1,976      (75,896)     (65,921)
                                                               --------     --------     --------     --------
Net unrealized appreciation of investments:
  Beginning of year.........................................
  End of year...............................................    511,417      139,747      403,798       13,283
                                                               --------     --------     --------     --------
Net unrealized appreciation of investments during the
  year......................................................    511,417      139,747      403,798       13,283
                                                               --------     --------     --------     --------
Net realized and unrealized gain (loss) on investments......    625,955      141,723      327,902      (52,638)
                                                               --------     --------     --------     --------
Net increase (decrease) in net assets resulting from
  operations................................................   $615,511     $133,895     $319,367     $(58,748)
                                                               ========     ========     ========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statement of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                              SEPARATE ACCOUNT
------------------------------------------------------------------------------
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
EXPENSES
Mortality and expense risks.................................     $   73,516
Asset charge................................................         26,330
                                                                 ----------
Net investment loss.........................................        (99,846)
                                                                 ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from redemption of investment shares......        570,514
                                                                 ----------
Net realized gain on investments............................        570,514
                                                                 ----------
Net unrealized appreciation of investments:
  Beginning of year.........................................      1,354,882
  End of year...............................................      2,163,181
                                                                 ----------
Net unrealized appreciation of investments during the
  year......................................................        808,299
                                                                 ----------
Net realized and unrealized gain on investments.............      1,378,813
                                                                 ----------
Net increase in net assets resulting from operations........     $1,278,967
                                                                 ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                        VARIABLE SEPARATE ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
                                              FIDELITY                    FIDELITY                   FIDELITY
                                               EQUITY-      FIDELITY        HIGH        FIDELITY      ASSET       FIDELITY
                                               INCOME        GROWTH        INCOME       OVERSEAS     MANAGER      INDEX 500
                                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................  $ 1,342,651   $   570,939   $ 1,128,406   $ 501,316    $1,342,461   $   902,884
EXPENSES
Mortality and expense risks................      750,572       927,027       129,187     208,755      318,489        693,688
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net investment income (loss)...............      592,079      (356,088)      999,219     292,561    1,023,972        209,196
                                             -----------   -----------   -----------   ----------   ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....    4,778,257    14,934,573       717,008   1,477,561    4,027,382      2,091,239
Net realized gain from redemption of
  investment shares........................    2,849,171     5,521,995       132,632   1,720,249      834,620      1,946,503
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net realized gain on investments...........    7,627,428    20,456,568       849,640   3,197,810    4,862,002      4,037,742
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year........................   20,932,815    27,530,683     1,485,682   2,054,866    7,028,980     15,712,282
  End of year..............................   23,637,997    52,781,625    (1,380,446)  1,662,167    7,302,249     35,771,600
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net unrealized appreciation (depreciation)
  of investments during the year...........    2,705,182    25,250,942    (2,866,128)   (392,699)     273,269     20,059,318
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net realized and unrealized gain (loss) on
  investments..............................   10,332,610    45,707,510    (2,016,488)  2,805,111    5,135,271     24,097,060
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net increase (decrease) in net assets
  resulting from operations................  $10,924,689   $45,351,422   $(1,017,269)  $3,097,672   $6,159,243   $24,306,256
                                             ===========   ===========   ===========   ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                       VARIABLE SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
                                          FIDELITY                    NEUBERGER &   NEUBERGER &    NEUBERGER &     NEUBERGER &
                                         INVESTMENT     FIDELITY        BERMAN        BERMAN      BERMAN LIMITED     BERMAN
                                         GRADE BOND   CONTRAFUND(R)    BALANCED       GROWTH      MATURITY BOND     PARTNERS
                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................   $399,467     $  185,502     $  156,692                     $277,191
EXPENSES
Mortality and expense risks............     73,292        238,056         48,283    $  192,792         36,204        $ 3,466
                                          --------     ----------     ----------    -----------      --------        -------
Net investment income (loss)...........    326,175        (52,554)       108,409      (192,792)       240,987         (3,466)
                                          --------     ----------     ----------    -----------      --------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions
  reinvested...........................     47,394      1,364,768      1,100,579     7,126,749
Net realized gain (loss) from
  redemption of investment shares......    133,347      2,635,800       (109,169)      268,551        (32,935)        (5,901)
                                          --------     ----------     ----------    -----------      --------        -------
Net realized gain (loss) on
  investments..........................    180,741      4,000,568        991,410     7,395,300        (32,935)        (5,901)
                                          --------     ----------     ----------    -----------      --------        -------
Net unrealized appreciation of
  investments:
  Beginning of year....................    401,371      3,332,605        595,317     4,238,015         86,785
  End of year..........................    688,242      8,740,185        277,919       829,761         56,889         62,679
                                          --------     ----------     ----------    -----------      --------        -------
Net unrealized appreciation
  (depreciation) of investments during
  the year.............................    286,871      5,407,580       (317,398)   (3,408,254)       (29,896)        62,679
                                          --------     ----------     ----------    -----------      --------        -------
Net realized and unrealized gain (loss)
  on investments.......................    467,612      9,408,148        674,012     3,987,046        (62,831)        56,778
                                          --------     ----------     ----------    -----------      --------        -------
Net increase in net assets resulting
  from operations......................   $793,787     $9,355,594     $  782,421    $3,794,254       $178,156        $53,312
                                          ========     ==========     ==========    ===========      ========        =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                               AMERICAN                                  VAN ECK
                                              CENTURY VP     VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                               CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                             APPRECIATION      BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................                  $ 40,647    $   16,113    $    54,397
EXPENSES
Mortality and expense risks................  $    53,235       34,811        16,990         43,590    $  1,150       $  159,984
                                             -----------     --------    -----------   -----------    --------       ----------
Net investment income (loss)...............      (53,235)       5,836          (877)        10,807      (1,150)        (159,984)
                                             -----------     --------    -----------   -----------    --------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....      422,956                    395,670         48,353                    2,950,817
Net realized gain (loss) from redemption of
  investment shares........................     (698,102)      38,421      (213,306)      (421,210)     (8,482)         199,222
                                             -----------     --------    -----------   -----------    --------       ----------
Net realized gain (loss) on investments....     (275,146)      38,421       182,364       (372,857)     (8,482)       3,150,039
                                             -----------     --------    -----------   -----------    --------       ----------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year........................   (1,024,766)      61,527       (31,204)    (1,437,453)                   1,324,974
  End of year..............................     (901,802)     590,559    (1,136,100)    (3,646,142)    (12,423)       1,898,815
                                             -----------     --------    -----------   -----------    --------       ----------
Net unrealized appreciation (depreciation)
  of investments during the year...........      122,964      529,032    (1,104,896)    (2,208,689)    (12,423)         573,841
                                             -----------     --------    -----------   -----------    --------       ----------
Net realized and unrealized gain (loss) on
  investments..............................     (152,182)     567,453      (922,532)    (2,581,546)    (20,905)       3,723,880
                                             -----------     --------    -----------   -----------    --------       ----------
Net increase (decrease) in net assets
  resulting from operations................  $  (205,417)    $573,289    $ (923,409)   $(2,570,739)   $(22,055)      $3,563,896
                                             ===========     ========    ===========   ===========    ========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                             SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income.....................  $  1,837,901   $  2,117,185   $   779,616   $ 1,165,400   $   829,645    $ 1,024,900
Net realized gain on investments..........    22,304,272                       75,031     3,451,100     4,273,234      6,404,209
Net unrealized (depreciation) appreciation
  of investments during the year..........    (6,827,278)                     431,973    (1,271,004)   11,182,636     (9,202,997)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets from
  operations..............................    17,314,895      2,117,185     1,286,620     3,345,496    16,285,515     (1,773,888)
                                            ------------   ------------   -----------   -----------   -----------    -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...............    20,256,737     49,754,978     2,344,822     4,551,508     6,669,727      7,149,801
Cost of insurance and administrative
  charges.................................    (9,728,899)    (5,557,693)   (1,082,625)   (2,589,856)   (3,026,557)    (3,082,377)
Surrenders and forfeitures................   (13,457,052)    (2,772,264)     (991,772)   (2,305,722)   (2,831,225)    (2,444,454)
Transfers between investment portfolios...   (25,877,394)   (45,006,275)     (675,825)   (3,798,088)    9,052,429     (1,475,003)
Net withdrawals due to policy loans.......    (1,949,626)      (437,134)      (40,685)     (375,531)     (856,551)      (515,057)
Withdrawals due to death benefits.........      (456,077)      (554,367)     (101,498)     (175,792)      (25,384)       (42,455)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Net (decrease) increase in net assets
  derived from policy transactions........   (31,212,311)    (4,572,755)     (547,583)   (4,693,481)    8,982,439       (409,545)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Total (decrease) increase in net assets...   (13,897,416)    (2,455,570)      739,037    (1,347,985)   25,267,954     (2,183,433)
NET ASSETS
  Beginning of year.......................   220,985,586     42,459,282    14,871,197    45,171,959    42,072,805     54,503,747
                                            ------------   ------------   -----------   -----------   -----------    -----------
  End of year.............................  $207,088,170   $ 40,003,712   $15,610,234   $43,823,974   $67,340,759    $52,320,314
                                            ============   ============   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                           ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                          LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP    **EQUITY 500
                                                           GROWTH         VALUE         GROWTH        VALUE         INDEX
                                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                         --------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........................  $   323,781   $    13,861   $    369,604   $ (32,758)   $ (1,413,611)
Net realized gain (loss) on investments................      610,914       (68,402)     3,061,436     138,567      55,132,897
Net unrealized (depreciation) appreciation of
  investments during the year..........................   (6,643,081)      226,416    (15,365,507)  1,500,996     (74,317,441)
                                                         -----------   -----------   ------------   ----------   ------------
Net (decrease) increase in net assets from
  operations...........................................   (5,708,386)      171,875    (11,934,467)  1,606,805     (20,598,155)
                                                         -----------   -----------   ------------   ----------   ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums............................    6,524,372     2,281,805      8,230,107   1,835,632      42,319,738
Cost of insurance and administrative charges...........   (2,286,881)     (831,205)    (2,426,943)   (517,974)    (16,446,733)
Surrenders and forfeitures.............................   (1,131,527)     (393,923)    (1,488,301)    (94,789)     (7,391,335)
Transfers between investment portfolios................    4,847,660       908,113     18,398,922   2,676,844        (487,095)
Net withdrawals due to policy loans....................     (317,018)      (93,881)      (612,931)    (78,578)     (2,635,279)
Withdrawals due to death benefits......................       (7,688)      (11,086)       (16,561)       (700)       (184,312)
                                                         -----------   -----------   ------------   ----------   ------------
Net increase in net assets derived from policy
  transactions.........................................    7,628,918     1,859,823     22,084,293   3,820,435      15,174,984
                                                         -----------   -----------   ------------   ----------   ------------
Total increase in net assets...........................    1,920,532     2,031,698     10,149,826   5,427,240      (5,423,171)
NET ASSETS
  Beginning of year....................................   23,637,213     8,881,983     24,047,996   4,358,929     200,805,099
                                                         -----------   -----------   ------------   ----------   ------------
  End of year..........................................  $25,557,745   $10,913,681   $ 34,197,822   $9,786,169   $195,381,928
                                                         ===========   ===========   ============   ==========   ============

See accompanying notes to financial statements

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statement of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................    $  (112,782)
Net realized gain on investments............................        634,480
Net unrealized appreciation of investments during the
  year......................................................      1,054,810
                                                                -----------
Net increase in net assets from operations..................      1,576,508
                                                                -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................      1,732,187
Cost of insurance and administrative charges................     (1,000,554)
Surrenders and forfeitures..................................       (267,636)
Transfers between investment portfolios.....................     (1,761,119)
Net withdrawals due to policy loans.........................       (106,868)
Withdrawals due to death benefits...........................        (27,805)
                                                                -----------
Net decrease in net assets derived from policy
  transactions..............................................     (1,431,795)
                                                                -----------
Total increase in net assets................................        144,713
NET ASSETS
  Beginning of year.........................................     12,857,715
                                                                -----------
  End of year...............................................    $13,002,428
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                        FIDELITY                     FIDELITY                    FIDELITY
                                                        EQUITY-        FIDELITY        HIGH        FIDELITY        ASSET
                                                         INCOME         GROWTH        INCOME       OVERSEAS       MANAGER
                                                       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)........................  $  1,326,801   $ (1,698,218)  $ 1,139,118   $   369,664   $ 1,407,375
Net realized gain (loss) on investments.............    12,604,343     33,942,775    (1,613,681)    5,320,046     5,303,762
Net unrealized depreciation of investments during
  the year..........................................    (4,571,379)   (67,062,220)   (3,981,898)  (18,732,166)   (9,280,740)
                                                      ------------   ------------   -----------   -----------   -----------
Net increase (decrease) in net assets from
  operations........................................     9,359,765    (34,817,663)   (4,456,461)  (13,042,456)   (2,569,603)
                                                      ------------   ------------   -----------   -----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.........................    22,561,568     44,737,332     3,492,600    10,422,907     8,574,024
Cost of insurance and administrative charges........    (9,784,715)   (17,791,302)   (1,536,820)   (3,762,747)   (3,887,794)
Surrenders and forfeitures..........................    (4,931,122)   (13,157,327)     (743,306)   (1,987,769)   (2,642,118)
Transfers between investment portfolios.............   (12,653,248)    24,977,490     1,950,235     9,929,814    (2,317,031)
Net withdrawals due to policy loans.................    (1,925,000)    (4,066,647)     (194,085)     (652,825)     (494,858)
Withdrawals due to death benefits...................      (353,585)      (379,117)      (38,758)     (212,393)     (126,543)
                                                      ------------   ------------   -----------   -----------   -----------
Net (decrease) increase in net assets derived from
  policy transactions...............................    (7,086,102)    34,320,429     2,929,866    13,736,987      (894,320)
                                                      ------------   ------------   -----------   -----------   -----------
Total increase (decrease) in net assets.............     2,273,663       (497,234)   (1,526,595)      694,531    (3,463,923)
NET ASSETS
  Beginning of year.................................   135,091,899    265,591,852    19,236,941    55,439,486    56,956,582
                                                      ------------   ------------   -----------   -----------   -----------
  End of year.......................................  $137,365,562   $265,094,618   $17,710,346   $56,134,017   $53,492,659
                                                      ============   ============   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                               FIDELITY                      NEUBERGER       NEUBERGER
                                                              INVESTMENT      FIDELITY     BERMAN LIMITED     BERMAN
                                                              GRADE BOND     CONTRAFUND    MATURITY BOND     PARTNERS
                                                              SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................................  $1,156,064    $   (350,569)   $   514,964     $    26,680
Net realized (loss) gain on investments.....................     (35,853)     11,907,007       (201,813)      3,948,763
Net unrealized appreciation (depreciation) of investments
  during the year...........................................     973,478     (18,462,604)       156,307      (3,945,093)
                                                              -----------   ------------    -----------     -----------
Net increase (decrease) in net assets from operations.......   2,093,689      (6,906,166)       469,458          30,350
                                                              -----------   ------------    -----------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................   3,574,894      20,346,367      1,812,352       5,300,658
Cost of insurance and administrative charges................  (1,653,583)     (7,216,396)      (671,457)     (2,353,465)
Surrenders and forfeitures..................................    (757,834)     (2,842,608)      (179,563)     (1,118,754)
Transfers between investment portfolios.....................   1,116,971       8,418,514     (1,604,489)     (2,784,854)
Net withdrawals due to policy loans.........................    (198,216)     (1,307,425)       (97,190)       (214,768)
Withdrawals due to death benefits...........................      (7,272)       (379,940)          (158)        (35,785)
                                                              -----------   ------------    -----------     -----------
Net increase (decrease) in net assets derived from policy
  transactions..............................................   2,074,960      17,018,512       (740,505)     (1,206,968)
                                                              -----------   ------------    -----------     -----------
Total increase (decrease) in net assets.....................   4,168,649      10,112,346       (271,047)     (1,176,618)
NET ASSETS
  Beginning of year.........................................  18,753,042      83,146,606      8,796,337      29,822,548
                                                              -----------   ------------    -----------     -----------
  End of year...............................................  $22,921,691   $ 93,258,952    $ 8,525,290     $28,645,930
                                                              ===========   ============    ===========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                  VAN ECK      VAN ECK
                                                      VAN ECK       VAN ECK      WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                     WORLDWIDE     WORLDWIDE     EMERGING        REAL          SMALL
                                                        BOND      HARD ASSETS     MARKETS       ESTATE     CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......................  $ 229,345    $   10,792    $  (127,899)  $   9,922     $   (328,830)
Net realized (loss) gain on investments............    (59,420)     (289,865)       578,453      14,548       14,467,214
Net unrealized (depreciation) appreciation of
  investments during the year......................   (101,189)      607,325     (9,601,945)    151,405      (27,770,534)
                                                     ----------   ----------    -----------   ----------    ------------
Net increase (decrease) in net assets from
  operations.......................................     68,736       328,252     (9,151,391)    175,875      (13,632,150)
                                                     ----------   ----------    -----------   ----------    ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums........................  1,006,931       671,987      4,412,821     323,980        8,928,616
Cost of insurance and administrative charges.......   (432,030)     (265,274)    (1,439,787)    (92,316)      (3,111,350)
Surrenders and forfeitures.........................   (211,884)     (122,718)      (422,605)    (26,195)      (1,692,382)
Transfers between investment portfolios............   (603,371)      476,548        851,168     253,655        5,480,223
Net withdrawals due to policy loans................    (57,969)      (70,520)      (233,650)    (24,653)        (465,025)
Withdrawals due to death benefits..................    (18,273)       (1,234)       (18,551)       (139)         (41,335)
                                                     ----------   ----------    -----------   ----------    ------------
Net (decrease) increase in net assets derived from
  policy transactions..............................   (316,596)      688,789      3,149,396     434,332        9,098,747
                                                     ----------   ----------    -----------   ----------    ------------
Total (decrease) increase in net assets............   (247,860)    1,017,041     (6,001,995)    610,207       (4,533,403)
NET ASSETS
  Beginning of year................................  5,843,922     2,743,655     19,043,358     713,583       41,231,423
                                                     ----------   ----------    -----------   ----------    ------------
  End of year......................................  $5,596,062   $3,760,696    $13,041,363   $1,323,790    $ 36,698,020
                                                     ==========   ==========    ===========   ==========    ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG         STRONG
                                                                 MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II     FUND II
                                                                SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income................................   $   (12,143)    $      416
Net realized gain on investments............................       410,548        187,400
Net unrealized depreciation of investments during the
  year......................................................    (1,726,217)      (191,343)
                                                               -----------     ----------
Net decrease in net assets from operations..................    (1,327,812)        (3,527)
                                                               -----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................     1,162,681        216,193
Cost of insurance and administrative charges................      (199,096)       (37,922)
Surrenders and forfeitures..................................        (8,933)        (1,802)
Transfers between investment portfolios.....................     6,295,274      1,497,262
Net withdrawals due to policy loans.........................       (29,165)        (6,695)
                                                               -----------     ----------
Net increase in net assets derived from policy
  transactions..............................................     7,220,761      1,667,036
                                                               -----------     ----------
Capital contribution from Provident Mutual Life Insurance
  Company...................................................        25,000         25,000
                                                               -----------     ----------
Total increase in net assets................................     5,917,949      1,688,509
NET ASSETS
  Beginning of year.........................................
                                                               -----------     ----------
  End of year...............................................   $ 5,917,949     $1,688,509
                                                               ===========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                          MONEY                     AGGRESSIVE
                                                           GROWTH         MARKET         BOND         GROWTH      INTERNATIONAL
                                                          SEPARATE       SEPARATE      SEPARATE      SEPARATE       SEPARATE
                                                          ACCOUNT        ACCOUNT        ACCOUNT       ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income..........................  $   (656,130)  $  1,500,345   $   115,337   $   (53,124)   $   183,340
Net realized gain on investments......................    13,224,393                      245,232     6,344,491      3,443,745
Net unrealized (depreciation) appreciation of
  investments during the year.........................    (6,941,476)                    (953,188)     (781,299)     8,305,698
                                                        ------------   ------------   -----------   -----------    -----------
Net increase (decrease) in net assets from
  operations..........................................     5,626,787      1,500,345      (592,619)    5,510,068     11,932,783
                                                        ------------   ------------   -----------   -----------    -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........................    25,559,470     45,254,470     2,928,215     6,725,432      7,926,796
Cost of insurance and administrative charges..........   (11,000,645)    (4,882,943)   (1,170,041)   (2,733,161)    (3,081,714)
Surrenders and forfeitures............................   (13,471,793)    (2,245,501)   (1,146,196)   (2,039,064)    (1,675,257)
Transfers between investment portfolios...............   (15,622,188)   (29,928,701)     (784,382)   (4,058,353)    (4,171,437)
Net (withdrawals) repayments due to policy loans......    (1,509,720)       (55,132)      333,554      (257,031)      (333,439)
Withdrawals due to death benefits.....................      (328,808)      (105,788)      (39,302)      (28,015)       (49,046)
                                                        ------------   ------------   -----------   -----------    -----------
Net increase (decrease) in net assets derived from
  policy transactions.................................   (16,373,684)     8,036,405       121,848    (2,390,192)    (1,384,097)
                                                        ------------   ------------   -----------   -----------    -----------
Total (decrease) increase in net assets...............   (10,746,897)     9,536,750      (470,771)    3,119,876     10,548,686
NET ASSETS
  Beginning of year...................................   231,732,483     32,922,532    15,341,968    38,952,929     43,955,061
                                                        ------------   ------------   -----------   -----------    -----------
  End of year.........................................  $220,985,586   $ 42,459,282   $14,871,197   $42,072,805    $54,503,747
                                                        ============   ============   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                               VARIABLE SEPARATE ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
                                                                           ALL PRO      ALL PRO       ALL PRO      ALL PRO
                                                                          LARGE CAP    LARGE CAP     SMALL CAP    SMALL CAP
                                                             MANAGED       GROWTH        VALUE        GROWTH        VALUE
                                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............................  $    16,403   $  (106,008)  $ (23,731)   $   (74,986)  $  (20,317)
Net realized gain (loss) on investments..................    3,285,170       937,158     141,631      1,098,185     (295,056)
Net unrealized (depreciation) appreciation of investments
  during the year........................................   (3,470,098)    2,527,944    (319,952)     8,526,679         (746)
                                                           -----------   -----------   ----------   -----------   ----------
Net (decrease) increase in net assets from operations....     (168,525)    3,359,094    (202,052)     9,549,878     (316,119)
                                                           -----------   -----------   ----------   -----------   ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..............................    5,336,853     3,974,650   1,765,693      2,424,562    1,267,496
Cost of insurance and administrative charges.............   (2,630,602)   (1,316,182)   (580,616)      (697,076)    (343,372)
Surrenders and forfeitures...............................   (1,794,972)     (510,138)   (118,076)      (263,663)     (53,089)
Transfers between investment portfolios..................    3,744,142    14,042,452   4,604,631      8,628,255      670,018
Net withdrawals due to policy loans......................     (237,231)     (169,856)    (83,273)      (180,314)     (19,891)
Withdrawals due to death benefits........................     (110,679)      (12,140)                    (6,005)
                                                           -----------   -----------   ----------   -----------   ----------
Net increase in net assets derived from policy
  transactions...........................................    4,307,511    16,008,786   5,588,359      9,905,759    1,521,162
                                                           -----------   -----------   ----------   -----------   ----------
Capital contribution from Provident Mutual Life Insurance
  Company................................................                                                25,000
                                                           -----------   -----------   ----------   -----------   ----------
Total increase in net assets.............................    4,138,986    19,367,880   5,386,307     19,480,637    1,205,043
NET ASSETS
  Beginning of year......................................   41,032,973     4,269,333   3,495,676      4,567,359    3,153,886
                                                           -----------   -----------   ----------   -----------   ----------
  End of year............................................  $45,171,959   $23,637,213   $8,881,983   $24,047,996   $4,358,929
                                                           ===========   ===========   ==========   ===========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statement of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                              SEPARATE ACCOUNT
------------------------------------------------------------------------------
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................    $  (118,127)
Net realized gain on investments............................        504,592
Net unrealized depreciation of investments during the
  year......................................................     (1,271,074)
                                                                -----------
Net decrease in net assets from operations..................       (884,609)
                                                                -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................      2,272,109
Cost of insurance and administrative charges................     (1,094,364)
Surrenders and forfeitures..................................       (276,872)
Transfers between investment portfolios.....................        288,024
Net repayments due to policy loans..........................         10,863
Withdrawals due to death benefits...........................        (16,728)
                                                                -----------
Net increase in net assets derived from policy
  transactions..............................................      1,183,032
                                                                -----------
Return of capital to Provident Mutual Life Insurance
  Company...................................................        (30,000)
                                                                -----------
Total increase in net assets................................        268,423
NET ASSETS
  Beginning of year.........................................     12,589,292
                                                                -----------
  End of year...............................................    $12,857,715
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                               FIDELITY                     FIDELITY                    FIDELITY
                                               EQUITY-        FIDELITY        HIGH        FIDELITY        ASSET        FIDELITY
                                                INCOME         GROWTH        INCOME       OVERSEAS       MANAGER      INDEX 500
                                              SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...............  $    903,877   $ (1,119,329)  $ 1,597,456   $   266,685   $ 1,311,456   $    193,633
Net realized gain (loss) on investments....     8,638,996     24,847,780      (465,929)    2,198,848     3,093,523      4,801,112
Net unrealized (depreciation) appreciation
  of investments during the year...........    (2,835,894)    43,867,646       300,490    13,408,527       872,500     25,293,599
                                             ------------   ------------   -----------   -----------   -----------   ------------
Net increase in net assets from
  operations...............................     6,706,979     67,596,097     1,432,017    15,874,060     5,277,479     30,288,344
                                             ------------   ------------   -----------   -----------   -----------   ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums................    26,300,878     36,742,390     4,187,437     8,759,380     8,961,592     42,870,989
Cost of insurance and administrative
  charges..................................   (10,154,078)   (13,681,370)   (1,605,749)   (2,892,929)   (3,769,280)   (14,259,424)
Surrenders and forfeitures.................    (3,592,990)    (7,044,356)     (516,102)   (1,126,817)   (2,114,552)    (4,999,798)
Transfers between investment portfolios....    (3,881,832)    15,811,209    (3,043,663)      498,950    (1,063,797)    19,021,170
Net withdrawals due to policy loans........    (1,209,316)    (2,498,144)     (118,715)     (314,727)     (322,758)    (2,757,490)
Withdrawals due to death benefits..........      (127,564)       (73,911)       (7,992)      (54,224)     (183,435)      (144,419)
                                             ------------   ------------   -----------   -----------   -----------   ------------
Net increase in net assets derived from
  policy transactions......................     7,335,098     29,255,818    (1,104,784)    4,869,633     1,507,770     39,731,028
                                             ------------   ------------   -----------   -----------   -----------   ------------
Total increase in net assets...............    14,042,077     96,851,915       327,233    20,743,693     6,785,249     70,019,372
NET ASSETS
  Beginning of year........................   121,049,822    168,739,937    18,909,708    34,695,793    50,171,333    130,785,727
                                             ------------   ------------   -----------   -----------   -----------   ------------
  End of year..............................  $135,091,899   $265,591,852   $19,236,941   $55,439,486   $56,956,582   $200,805,099
                                             ============   ============   ===========   ===========   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                         VARIABLE SEPARATE ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
                                            FIDELITY                     NEUBERGER     NEUBERGER      NEUBERGER       NEUBERGER
                                           INVESTMENT      FIDELITY        BERMAN       BERMAN      BERMAN LIMITED     BERMAN
                                           GRADE BOND    CONTRAFUND(R)    BALANCED      GROWTH      MATURITY BOND     PARTNERS
                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............  $  413,755     $  (204,570)   $ 105,172    $   (66,971)    $  336,961     $  (119,528)
Net realized gain (loss) on
  investments............................     353,970       2,679,344       90,944        272,816        (50,951)        180,282
Net unrealized (depreciation)
  appreciation of investments during the
  year...................................  (1,033,121)     11,740,181     (277,919)      (829,761)      (224,820)       (424,672)
                                           -----------    -----------    ----------   -----------     ----------     -----------
Net (decrease) increase in net assets
  from operations........................    (265,396)     14,214,955      (81,803)      (623,916)        61,190        (363,918)
                                           -----------    -----------    ----------   -----------     ----------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..............   4,032,775      17,802,373      565,791      1,959,156      2,091,724       4,323,983
Cost of insurance and administrative
  charges................................  (1,422,000)     (5,378,405)    (246,888)      (781,892)      (584,928)     (1,732,241)
Surrenders and forfeitures...............    (363,847)     (1,262,113)     (99,384)      (382,062)       (81,946)       (835,368)
Transfers between investment
  portfolios.............................   2,875,172      12,332,491    (7,607,944)  (30,210,653)       734,126      26,875,968
Net withdrawals due to policy loans......     (91,716)       (729,208)     (26,232)      (119,608)        (7,993)       (145,504)
Withdrawals due to death benefits........      (2,577)        (10,570)        (275)       (18,835)                       (21,808)
                                           -----------    -----------    ----------   -----------     ----------     -----------
Net increase (decrease) in net assets
  derived from policy transactions.......   5,027,807      22,754,568    (7,414,932)  (29,553,894)     2,150,983      28,465,030
                                           -----------    -----------    ----------   -----------     ----------     -----------
Total increase (decrease) in net
  assets.................................   4,762,411      36,969,523    (7,496,735)  (30,177,810)     2,212,173      28,101,112
NET ASSETS
  Beginning of year......................  13,990,631      46,177,083    7,496,735     30,177,810      6,584,164       1,721,436
                                           -----------    -----------    ----------   -----------     ----------     -----------
  End of year............................  $18,753,042    $83,146,606           --             --     $8,796,337     $29,822,548
                                           ===========    ===========    ==========   ===========     ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                     VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
                                          AMERICAN                                  VAN ECK      VAN ECK
                                         CENTURY VP     VAN ECK       VAN ECK      WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                          CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING        REAL          SMALL
                                        APPRECIATION      BOND      HARD ASSETS     MARKETS       ESTATE     CAPITALIZATION
                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income..........  $   (17,307)   $ 181,866    $   14,663    $   (69,910)   $  4,918     $  (213,671)
Net realized (loss) gain on
  investments.........................     (302,618)      92,205      (325,178)    (1,010,030)    (17,087)      4,706,963
Net unrealized appreciation
  (depreciation) of investments during
  the year............................      901,802     (774,924)      752,308      9,614,928      (6,493)      7,862,795
                                        -----------    ----------   ----------    -----------    --------     -----------
Net increase (decrease) in net assets
  from operations.....................      581,877     (500,853)      441,793      8,534,988     (18,662)     12,356,087
                                        -----------    ----------   ----------    -----------    --------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........      726,731    1,312,452       714,639      2,966,545     242,709       7,735,292
Cost of insurance and administrative
  charges.............................     (275,934)    (477,757)     (245,907)      (949,758)    (59,562)     (2,568,433)
Surrenders and forfeitures............     (114,281)    (230,911)     (400,502)      (468,935)     (2,705)       (748,345)
Transfers between investment
  portfolios..........................   (8,445,347)      59,808       175,667      2,993,928     122,943      (4,251,852)
Net withdrawals due to policy loans...      (33,028)     (22,317)      (10,258)      (256,405)    (13,070)       (271,486)
Withdrawals due to death benefits.....      (19,365)      (3,213)          (65)       (10,061)                    (14,375)
                                        -----------    ----------   ----------    -----------    --------     -----------
Net (decrease) increase in net assets
  derived from policy transactions....   (8,161,224)     638,062       233,574      4,275,314     290,315        (119,199)
                                        -----------    ----------   ----------    -----------    --------     -----------
Total (decrease) increase in net
  assets..............................   (7,579,347)     137,209       675,367     12,810,302     271,653      12,236,888
NET ASSETS
  Beginning of year...................    7,579,347    5,706,713     2,068,288      6,233,056     441,930      28,994,535
                                        -----------    ----------   ----------    -----------    --------     -----------
  End of year.........................           --    $5,843,922   $2,743,655    $19,043,358    $713,583     $41,231,423
                                        ===========    ==========   ==========    ===========    ========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                              SEPARATE       SEPARATE      SEPARATE      SEPARATE      SEPARATE       SEPARATE
                                              ACCOUNT        ACCOUNT        ACCOUNT       ACCOUNT       ACCOUNT        ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..............  $  2,015,707   $  1,155,196   $   726,209   $   981,226   $    30,469    $      (337)
Net realized gain (loss) on investments...    31,131,852                      (11,168)    2,550,529     4,068,180      3,249,185
Net unrealized appreciation (depreciation)
  of investments during the year..........    (6,293,297)                     343,092       787,119    (1,531,022)       400,480
                                            ------------   ------------   -----------   -----------   -----------    -----------
Net increase in net assets from
  operations..............................    26,854,262      1,155,196     1,058,133     4,318,874     2,567,627      3,649,328
                                            ------------   ------------   -----------   -----------   -----------    -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...............    28,487,988     42,570,677     3,219,583     5,309,169     8,253,971      9,038,100
Cost of insurance and administrative
  charges.................................   (11,790,141)    (4,378,001)   (1,242,032)   (2,278,565)   (2,885,869)    (3,272,446)
Surrenders and forfeitures................   (10,126,139)    (1,249,337)     (749,106)   (1,714,811)   (1,487,419)    (1,684,922)
Transfers between investment portfolios...    (4,250,025)   (27,362,632)     (267,299)       85,860    (1,510,108)    (1,968,516)
Net withdrawals due to policy loans.......    (3,633,955)      (704,376)      (54,451)     (593,757)     (764,231)      (536,465)
Withdrawals due to death benefits.........      (366,282)       (11,907)      (13,393)     (116,767)       (3,286)       (32,142)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets
  derived from policy transactions........    (1,678,554)     8,864,424       893,302       691,129     1,603,058      1,543,609
                                            ------------   ------------   -----------   -----------   -----------    -----------
Return of capital to Provident Mutual Life
  Insurance Company.......................      (225,000)       (90,000)      (90,000)     (150,000)     (145,000)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Total increase in net assets..............    24,950,708      9,929,620     1,861,435     4,860,003     4,025,685      5,192,937
NET ASSETS
  Beginning of year.......................   206,781,775     22,992,912    13,480,533    36,172,970    34,927,244     38,762,124
                                            ------------   ------------   -----------   -----------   -----------    -----------
  End of year.............................  $231,732,483   $ 32,922,532   $15,341,968   $41,032,973   $38,952,929    $43,955,061
                                            ============   ============   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------
                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                              LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................  $ (10,444)   $  (7,828)   $  (8,535)   $   (6,110)
Net realized gain (loss) on investments.....................    114,538        1,976      (75,896)      (65,921)
Net unrealized appreciation of investments during the
  year......................................................    511,417      139,747      403,798        13,283
                                                              ----------   ----------   ----------   ----------
Net increase (decrease) in net assets from operations.......    615,511      133,895      319,367       (58,748)
                                                              ----------   ----------   ----------   ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................    725,893      525,241      411,183       435,729
Cost of insurance and administrative charges................   (130,570)    (104,161)    (102,177)      (82,507)
Surrenders and forfeitures..................................    (25,602)     (12,569)     (16,057)      (10,719)
Transfers between investment portfolios.....................  3,077,201    2,946,905    3,944,529     2,851,353
Net withdrawals due to policy loans.........................    (18,029)     (13,665)     (11,262)       (6,094)
Withdrawals due to death benefits...........................        (71)      (4,970)      (3,224)         (128)
                                                              ----------   ----------   ----------   ----------
Net increase in net assets derived from policy
  transactions..............................................  3,628,822    3,336,781    4,222,992     3,187,634
                                                              ----------   ----------   ----------   ----------
Capital contribution from Provident Mutual Life Insurance
  Company...................................................     25,000       25,000       25,000        25,000
                                                              ----------   ----------   ----------   ----------
Total increase in net assets................................  4,269,333    3,495,676    4,567,359     3,153,886
NET ASSETS
  Beginning of year.........................................         --           --           --            --
                                                              ----------   ----------   ----------   ----------
  End of year...............................................  $4,269,333   $3,495,676   $4,567,359   $3,153,886
                                                              ==========   ==========   ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statement of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                              SEPARATE ACCOUNT
------------------------------------------------------------------------------
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................    $   (99,846)
Net realized gain on investments............................        570,514
Net unrealized appreciation of investments during the
  year......................................................        808,299
                                                                -----------
Net increase in net assets from operations..................      1,278,967
                                                                -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................      2,832,198
Cost of insurance and administrative charges................       (969,558)
Surrenders and forfeitures..................................       (429,018)
Transfers between investment portfolios.....................      1,324,943
Net repayments due to policy loans..........................         34,044
Withdrawals due to death benefits...........................        (19,270)
                                                                -----------
Net increase in net assets derived from policy
  transactions..............................................      2,773,339
                                                                -----------
Return of capital to Provident Mutual Life Insurance
  Company...................................................       (105,000)
                                                                -----------
Total increase in net assets................................      3,947,306
NET ASSETS
  Beginning of year.........................................      8,641,986
                                                                -----------
  End of year...............................................    $12,589,292
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                               FIDELITY                     FIDELITY                    FIDELITY
                                               EQUITY-        FIDELITY        HIGH        FIDELITY        ASSET        FIDELITY
                                                INCOME         GROWTH        INCOME       OVERSEAS       MANAGER      INDEX 500
                                              SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...............  $    592,079   $   (356,088)  $   999,219   $   292,561   $ 1,023,972   $    209,196
Net realized gain on investments...........     7,627,428     20,456,568       849,640     3,197,810     4,862,002      4,037,742
Net unrealized appreciation (depreciation)
  of investments during the year...........     2,705,182     25,250,942    (2,866,128)     (392,699)      273,269     20,059,318
                                             ------------   ------------   -----------   -----------   -----------   ------------
Net increase (decrease) in net assets from
  operations...............................    10,924,689     45,351,422    (1,017,269)    3,097,672     6,159,243     24,306,256
                                             ------------   ------------   -----------   -----------   -----------   ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums................    27,977,450     31,856,978     5,041,566     8,709,088     8,574,753     36,145,166
Cost of insurance and administrative
  charges..................................    (9,325,323)   (10,947,922)   (1,559,923)   (2,449,969)   (3,512,324)    (9,903,927)
Surrenders and forfeitures.................    (3,383,688)    (3,590,928)     (374,107)     (760,286)   (1,937,981)    (2,610,441)
Transfers between investment portfolios....     2,645,244     (1,393,335)    1,625,735     2,091,205       293,923     11,705,877
Net withdrawals due to policy loans........    (1,328,279)    (2,014,498)     (101,389)     (371,567)   (1,412,127)      (876,423)
Withdrawals due to death benefits..........      (260,037)       (10,155)       (7,237)      (20,317)      (69,814)       (10,632)
                                             ------------   ------------   -----------   -----------   -----------   ------------
Net increase in net assets derived from
  policy transactions......................    16,325,367     13,900,140     4,624,645     7,198,154     1,936,430     34,449,620
                                             ------------   ------------   -----------   -----------   -----------   ------------
Return of capital to Provident Mutual Life
  Insurance Company........................                     (165,000)                                  (85,000)       (35,000)
                                             ------------   ------------   -----------   -----------   -----------   ------------
Total increase in net assets...............    27,250,056     59,086,562     3,607,376    10,295,826     8,010,673     58,720,876
NET ASSETS
  Beginning of year........................    93,799,766    109,653,375    15,302,332    24,399,967    42,160,660     72,064,851
                                             ------------   ------------   -----------   -----------   -----------   ------------
  End of year..............................  $121,049,822   $168,739,937   $18,909,708   $34,695,793   $50,171,333   $130,785,727
                                             ============   ============   ===========   ===========   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                       VARIABLE SEPARATE ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
                                          FIDELITY                     NEUBERGER     NEUBERGER       NEUBERGER       NEUBERGER
                                         INVESTMENT      FIDELITY       & BERMAN     & BERMAN     & BERMAN LIMITED    & BERMAN
                                         GRADE BOND    CONTRAFUND(R)    BALANCED      GROWTH       MATURITY BOND      PARTNERS
                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........  $  326,175     $   (52,554)   $ 108,409    $  (192,792)     $  240,987      $   (3,466)
Net realized gain (loss) on
  investments..........................     180,741       4,000,568      991,410      7,395,300         (32,935)         (5,901)
Net unrealized appreciation
  (depreciation) of investments during
  the year.............................     286,871       5,407,580     (317,398)    (3,408,254)        (29,896)         62,679
                                         -----------    -----------    ----------   -----------      ----------      ----------
Net increase in net assets from
  operations...........................     793,787       9,355,594      782,421      3,794,254         178,156          53,312
                                         -----------    -----------    ----------   -----------      ----------      ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums............   3,706,491      13,012,021    1,808,394      7,614,497       1,892,852         512,666
Cost of insurance and administrative
  charges..............................    (970,841)     (3,458,508)    (816,326)    (2,663,861)       (385,317)        (75,140)
Surrenders and forfeitures.............    (204,537)       (761,006)    (300,676)      (903,644)       (118,480)        (15,003)
Transfers between investment
  portfolios...........................   2,902,448       2,904,831     (196,593)    (2,357,815)        821,901       1,220,644
Net withdrawals due to policy loans....    (130,121)       (302,099)    (108,962)      (393,122)        (27,411)
Withdrawals due to death benefits......      (4,526)         (5,234)     (17,898)       (28,362)           (520)            (43)
                                         -----------    -----------    ----------   -----------      ----------      ----------
Net increase in net assets derived from
  policy transactions..................   5,298,914      11,390,005      367,939      1,267,693       2,183,025       1,643,124
                                         -----------    -----------    ----------   -----------      ----------      ----------
(Return of capital to) capital
  contribution from Provident Mutual
  Life Insurance Company...............                                  (35,000)       (25,000)                         25,000
                                         -----------    -----------    ----------   -----------      ----------      ----------
Total increase in net assets...........   6,092,701      20,745,599    1,115,360      5,036,947       2,361,181       1,721,436
NET ASSETS
  Beginning of year....................   7,897,930      25,431,484    6,381,375     25,140,863       4,222,983
                                         -----------    -----------    ----------   -----------      ----------      ----------
  End of year..........................  $13,990,631    $46,177,083    $7,496,735   $30,177,810      $6,584,164      $1,721,436
                                         ===========    ===========    ==========   ===========      ==========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                     VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
                                          AMERICAN                                  VAN ECK      VAN ECK
                                         CENTURY VP     VAN ECK       VAN ECK      WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                          CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING        REAL          SMALL
                                        APPRECIATION      BOND      HARD ASSETS     MARKETS       ESTATE     CAPITALIZATION
                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..........  $   (53,235)   $   5,836    $     (877)   $    10,807    $ (1,150)    $  (159,984)
Net realized gain (loss) on
  investments.........................     (275,146)      38,421       182,364       (372,857)     (8,482)      3,150,039
Net unrealized appreciation
  (depreciation) of investments during
  the year............................      122,964      529,032    (1,104,896)    (2,208,689)    (12,423)        573,841
                                        -----------    ----------   -----------   -----------    --------     -----------
Net increase (decrease) in net assets
  from operations.....................     (205,417)     573,289      (923,409)    (2,570,739)    (22,055)      3,563,896
                                        -----------    ----------   -----------   -----------    --------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........    2,677,232    1,463,635       869,978      3,517,907      66,543       8,859,577
Cost of insurance and administrative
  charges.............................     (949,325)    (466,749)     (243,816)      (930,984)    (14,501)     (2,479,481)
Surrenders and forfeitures............     (250,766)    (222,795)      (75,816)      (104,943)     (2,855)       (543,395)
Transfers between investment
  portfolios..........................   (2,037,281)      54,538      (330,819)        10,460     379,923       1,167,869
Net withdrawals due to policy loans...      (97,850)     (68,651)      (18,815)       (86,630)        (82)       (292,596)
Withdrawals due to death benefits.....       (1,650)      (3,689)         (183)          (924)        (43)        (14,148)
                                        -----------    ----------   -----------   -----------    --------     -----------
Net increase (decrease) in net assets
  derived from policy transactions....     (659,640)     756,289       200,529      2,404,886     428,985       6,697,826
                                        -----------    ----------   -----------   -----------    --------     -----------
Capital contribution from Provident
  Mutual Life Insurance Company.......       10,000                     10,000         35,000      35,000
                                        -----------    ----------   -----------   -----------    --------     -----------

Total increase (decrease) in net
  assets..............................     (855,057)   1,329,578      (712,880)      (130,853)    441,930      10,261,722
NET ASSETS
  Beginning of year...................    8,434,404    4,377,135     2,781,168      6,363,909                  18,732,813
                                        -----------    ----------   -----------   -----------    --------     -----------
  End of year.........................  $ 7,579,347    $5,706,713   $2,068,288    $ 6,233,056    $441,930     $28,994,535
                                        ===========    ==========   ===========   ===========    ========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements

--------------------------------------------------------------------------------

1. ORGANIZATION

The Provident Mutual Variable Life Separate Account (Separate Account) was established by Provident Mutual Life Insurance Company (Provident Mutual) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Market Street Fund Growth, Money Market, Bond and Managed Subaccounts are the only subaccounts available with single premium and scheduled premium policies and the Zero Coupon Bond Subaccount is not available with scheduled premium policies.

The Policies are distributed principally through career agents and brokers.

Provident Mutual has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of twenty-eight Subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth and International Subaccounts (formerly the Growth, Money Market, Bond, Managed, Aggressive Growth and International Separate Accounts) and the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value and the Equity 500 Index Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc. The Zero Coupon Bond 2006 Series Subaccount (formerly the Zero Coupon Bond Separate Account) invests in the 2006 Series Portfolio of the Zero Coupon Trust. Funds are transferred to Merrill Lynch, Pierce, Fenner & Smith (MLPFS), who serves as sponsor of The Stripped ("Zero") U.S. Treasury Securities Fund, Provident Mutual Series A (Zero Coupon Trust). The Fidelity Equity-Income, Fidelity Growth, Fidelity High Income and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Investment Grade Bond and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; and the Strong Opportunity Fund II Subaccount invests in the corresponding portfolio of the Strong Opportunity Fund II, Inc.

At the close of business on April 30, 1999, the Neuberger Berman Growth Subaccount, Neuberger Berman Balanced Subaccount and American Century VP Capital Appreciation Subaccount were terminated and the investments were transferred to the Neuberger Berman Partners Subaccount, the Managed Subaccount and the All Pro Large Cap Growth Subaccount, respectively. In addition, the assets of the Provident Mutual Managed Separate Account were transferred to a newly established subaccount (the "Managed Subaccount") of the Variable Separate Account, and the Provident Mutual Managed Separate Account ceased to exist. At the close of business on February 7, 2000, the Fidelity Index 500 Subaccount was terminated and the investments were transferred to the newly established Market Street Fund Equity 500 Index Subaccount. At the close of business on April 30, 2000, the assets of the Growth, Money Market, Bond, Aggressive Growth, International and Zero Coupon Bond Separate Accounts were transferred to newly established subaccounts (the Growth, Money Market, Bond, Aggressive Growth, International and Zero Coupon Bond 2006 Series Subaccounts, respectively), and the Provident Mutual Growth, Money Market, Bond, Aggressive Growth, International and Zero Coupon Bond Separate

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED

Accounts ceased to exist. At the close of business on January 26, 2001, the assets of the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts were transferred to newly established subaccounts (the All-Pro Broad Equity, Balanced and Mid Cap Growth Subaccounts, respectively), and the Growth, Managed and Aggressive Growth Subaccounts ceased to exist.

Net premiums from in-force policies are allocated to the Subaccounts in accordance with policyholder instructions and are recorded as variable life policy transactions in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies (Note 4). The Separate Account's assets are the property of Provident Mutual.

Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of Provident Mutual's General Account.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account included in the financial statements.

 Investment Valuation:

Investment shares are valued at the net asset values of the respective portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

 Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

The operation of the Separate Account is included in the Federal income tax return of Provident Mutual. Under the provisions of the policies, Provident Mutual has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

 Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

At December 31, 2000, the investments of the respective Subaccounts are as follows:

------------------------------------------------------------------------------------------------------
                                                                SHARES         COST       MARKET VALUE
------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio..........................................  10,803,730   $177,341,462   $207,215,533
  Money Market Portfolio....................................  39,190,829    $39,190,829    $39,190,829
  Bond Portfolio............................................   1,431,868    $15,254,668    $15,621,676
  Managed Portfolio.........................................   2,611,475    $39,716,205    $43,846,667
  Aggressive Growth Portfolio...............................   2,430,197    $49,345,923    $67,340,759
  International Portfolio...................................   3,697,549    $49,243,319    $52,320,314
  All Pro Large Cap Growth Portfolio........................   2,222,413    $29,161,465    $25,557,745
  All Pro Large Cap Value Portfolio.........................   1,084,859    $10,867,470    $10,913,681
  All Pro Small Cap Growth Portfolio........................   2,378,152    $40,632,852    $34,197,822
  All Pro Small Cap Value Portfolio.........................   1,073,045     $8,272,636     $9,786,169
  Equity 500 Index Portfolio................................  20,874,138   $208,634,170   $195,381,928
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series...............................................  16,794,281    $11,187,612    $13,134,529
Variable Insurance Products Fund:
  Equity-Income Portfolio...................................   5,382,663   $121,134,838   $137,365,562
  Growth Portfolio..........................................   6,073,187   $235,507,567   $265,094,618
  High Income Portfolio.....................................   2,165,079    $22,772,200    $17,710,346
  Overseas Portfolio........................................   2,808,105    $59,795,489    $56,134,017
Variable Insurance Products Fund II:
  Asset Manager Portfolio...................................   3,343,291    $54,598,650    $53,492,659
  Investment Grade Bond Portfolio...........................   1,820,627    $22,293,092    $22,921,691
  Contrafund Portfolio......................................   3,928,347    $91,241,190    $93,258,952
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio...........................     647,327     $8,536,914     $8,525,290
  Partners Portfolio........................................   1,770,453    $32,953,016    $28,645,930
Van Eck Worldwide InsuranceTrust:
  Van Eck Worldwide Bond Portfolio..........................     539,640     $5,881,616     $5,596,062
  Van Eck Worldwide Hard Assets Portfolio...................     311,574     $3,537,163     $3,760,696
  Van Eck Worldwide Emerging Markets Portfolio..............   1,573,144    $16,674,522    $13,041,363
  Van Eck Worldwide Real Estate Portfolio...................     124,651     $1,191,301     $1,323,790
Alger American Fund:
  Alger American Small Capitalization Portfolio.............   1,562,283    $54,706,944    $36,698,020
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II.............................     250,125     $7,644,166     $5,917,949
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II................................      70,531     $1,879,852     $1,688,509

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

During the years ended December 31, 2000, 1999 and 1998, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                       MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                    GROWTH PORTFOLIO                         MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                            2000          1999          1998           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased.......................      352,303       583,435       768,646     28,166,719     53,950,916     44,184,953
Shares received from reinvestment of:
  Dividends............................      176,726        42,000       151,409      2,379,876      1,691,216      1,311,070
  Capital gain distributions...........      789,270       245,351     1,670,894
                                         -----------   -----------   -----------   ------------   ------------   ------------
Total shares acquired..................    1,318,299       870,786     2,590,949     30,546,595     55,642,132     45,496,023
Total shares redeemed..................   (2,189,094)   (1,515,691)     (903,255)   (33,214,626)   (44,726,560)   (37,178,305)
                                         -----------   -----------   -----------   ------------   ------------   ------------
Net (decrease) increase in shares
  owned................................     (870,795)     (644,905)    1,687,694     (2,668,031)    10,915,572      8,317,718
Shares owned, beginning of year........   11,674,525    12,319,430    10,631,736     41,858,860     30,943,288     22,625,570
                                         -----------   -----------   -----------   ------------   ------------   ------------
Shares owned, end of year..............   10,803,730    11,674,525    12,319,430     39,190,829     41,858,860     30,943,288
                                         ===========   ===========   ===========   ============   ============   ============
Cost of shares acquired................  $23,257,169   $16,420,199   $43,749,139   $ 30,546,595   $ 55,642,132   $ 45,496,023
                                         ===========   ===========   ===========   ============   ============   ============
Cost of shares redeemed................  $30,329,856   $20,214,904   $12,497,747   $ 33,214,626   $ 44,726,560   $ 37,178,305
                                         ===========   ===========   ===========   ============   ============   ============

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                           MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                            BOND PORTFOLIO                        MANAGED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    2000         1999         1998         2000         1999          1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     141,183      219,210      268,032      108,384       539,252      196,652
Shares received from reinvestment of:
  Dividends....................................      88,175       19,418       74,249       93,558        18,094       73,921
  Capital gain distributions...................                   15,257          190      142,096       123,388      108,786
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Total shares acquired..........................     229,358      253,885      342,471      344,038       680,734      379,359
Total shares redeemed..........................    (204,269)    (215,948)    (202,735)    (424,341)     (311,045)    (178,725)
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Net increase (decrease) in shares owned........      25,089       37,937      139,736      (80,303)      369,689      200,634
Shares owned, beginning of year................   1,406,779    1,368,842    1,229,106    2,691,778     2,322,089    2,121,455
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Shares owned, end of year......................   1,431,868    1,406,779    1,368,842    2,611,475     2,691,778    2,322,089
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares acquired........................  $2,335,637   $2,715,463   $3,781,286   $5,368,466   $11,647,117   $6,279,404
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares redeemed........................  $2,029,655   $2,236,958   $2,261,555   $5,445,752   $ 4,036,595   $2,204,017
                                                 ==========   ==========   ==========   ==========   ===========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                     AGGRESSIVE GROWTH PORTFOLIO               INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                   2000          1999         1998         2000          1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..............................      553,798      185,830      255,330       348,266      319,053      420,358
Shares received from reinvestment of:
  Dividends...................................       59,501       10,780       13,983        96,867       38,250       22,086
  Capital gain distributions..................      124,437      267,326      133,481       384,272      196,247      212,313
                                                -----------   ----------   ----------   -----------   ----------   ----------
Total shares acquired.........................      737,736      463,936      402,794       829,405      553,550      654,757
Total shares redeemed.........................     (222,550)    (326,786)    (198,941)     (399,467)    (459,590)    (329,168)
                                                -----------   ----------   ----------   -----------   ----------   ----------
Net increase in shares owned..................      515,186      137,150      203,853       429,938       93,960      325,589
Shares owned, beginning of year...............    1,915,011    1,777,861    1,574,008     3,267,611    3,173,651    2,848,062
                                                -----------   ----------   ----------   -----------   ----------   ----------
Shares owned, end of year.....................    2,430,197    1,915,011    1,777,861     3,697,549    3,267,611    3,173,651
                                                ===========   ==========   ==========   ===========   ==========   ==========
Cost of shares acquired.......................  $17,627,767   $8,790,532   $8,305,625   $11,598,459   $7,718,908   $8,702,058
                                                ===========   ==========   ==========   ===========   ==========   ==========
Cost of shares redeemed.......................  $ 3,542,449   $4,889,357   $2,748,918   $ 4,578,895   $5,475,920   $3,909,601
                                                ===========   ==========   ==========   ===========   ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                          ALL PRO LARGE CAP                       ALL PRO LARGE CAP
                                                           GROWTH PORTFOLIO                        VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                   2000          1999          1998         2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..............................      726,694     1,590,971      469,970      393,209      798,762      403,231
Shares received from reinvestment of:
  Dividends...................................       36,329            77                     8,392        2,375
  Capital gain distributions..................       28,253
                                                -----------   -----------   ----------   ----------   ----------   ----------
Total shares acquired.........................      791,276     1,591,048      469,970      401,601      801,137      403,231
Total shares redeemed.........................     (169,216)     (353,425)    (107,240)    (206,720)    (264,257)     (50,133)
                                                -----------   -----------   ----------   ----------   ----------   ----------
Net increase in shares owned..................      622,060     1,237,623      362,730      194,881      536,880      353,098
Shares owned, beginning of year...............    1,600,353       362,730                   889,978      353,098
                                                -----------   -----------   ----------   ----------   ----------   ----------
Shares owned, end of year.....................    2,222,413     1,600,353      362,730    1,084,859      889,978      353,098
                                                ===========   ===========   ==========   ==========   ==========   ==========
Cost of shares acquired.......................  $10,703,722   $20,489,418   $4,811,412   $3,829,181   $8,205,291   $3,850,929
                                                ===========   ===========   ==========   ==========   ==========   ==========
Cost of shares redeemed.......................  $ 2,140,109   $ 3,649,482   $1,053,496   $2,023,899   $2,499,032   $  495,000
                                                ===========   ===========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                          ALL PRO SMALL CAP                       ALL PRO SMALL CAP
                                                           GROWTH PORTFOLIO                        VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                   2000          1999          1998         2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..............................    1,405,068     1,022,760      524,912      676,864      625,357      461,634
Shares received from reinvestment of:
  Dividends...................................       35,365                                   1,953          815
  Capital gain distributions..................        6,053
                                                -----------   -----------   ----------   ----------   ----------   ----------
Total shares acquired.........................    1,446,486     1,022,760      524,912      678,817      626,172      461,634
Total shares redeemed.........................     (343,852)     (210,238)     (61,916)    (181,588)    (432,645)     (79,345)
                                                -----------   -----------   ----------   ----------   ----------   ----------
Net increase in shares owned..................    1,102,634       812,522      462,996      497,229      193,527      382,289
Shares owned, beginning of year...............    1,275,518       462,996                   575,816      382,289
                                                -----------   -----------   ----------   ----------   ----------   ----------
Shares owned, end of year.....................    2,378,152     1,275,518      462,996    1,073,045      575,816      382,289
                                                ===========   ===========   ==========   ==========   ==========   ==========
Cost of shares acquired.......................  $28,719,866   $12,843,503   $4,739,070   $5,272,425   $4,753,608   $3,913,949
                                                ===========   ===========   ==========   ==========   ==========   ==========
Cost of shares redeemed.......................  $ 3,174,533   $ 1,889,545   $  605,509   $1,346,181   $3,547,819   $  773,346
                                                ===========   ===========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                      MARKET STREET FUND, INC.
------------------------------------------------------------------------------------------------------
                                                                    **EQUITY 500 INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------
                                                                  2000          1999          1998
------------------------------------------------------------------------------------------------------
Shares purchased............................................    21,829,106       302,321       299,337
Shares received from reinvestment of:
  Dividends.................................................                       9,640         7,854
  Capital gain distributions................................                       6,542        18,191
                                                              ------------   -----------   -----------
Total shares acquired.......................................    21,829,106       318,503       325,382
Total shares redeemed.......................................    (2,154,449)      (44,939)      (29,458)
                                                              ------------   -----------   -----------
Net increase in shares owned................................    19,674,657       273,564       295,924
Shares owned, beginning of year.............................     1,199,481       925,917       629,993
                                                              ------------   -----------   -----------
Shares owned, end of year...................................    20,874,138     1,199,481       925,917
                                                              ============   ===========   ===========
Cost of shares acquired.....................................  $220,709,156   $47,794,724   $40,378,866
                                                              ============   ===========   ===========
Cost of shares redeemed.....................................  $151,814,886   $ 3,068,951   $ 1,717,308
                                                              ============   ===========   ===========

** Prior to February 7, 2000, these funds were invested in the Index 500
   Portfolio of the Fidelity Variable Insurance Products Fund II.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    THE STRIPPED ("ZERO") U.S.
                                                                     TREASURY SECURITIES FUND
                                                                     PROVIDENT MUTUAL SERIES A
-----------------------------------------------------------------------------------------------------
                                                                            2006 SERIES
-----------------------------------------------------------------------------------------------------
                                                                 2000          1999          1998
-----------------------------------------------------------------------------------------------------
Shares purchased............................................    2,449,429     4,327,831     5,778,688
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................
                                                              -----------   -----------   -----------
Total shares acquired.......................................    2,449,429     4,327,831     5,778,688
Total shares redeemed.......................................   (4,300,190)   (2,887,477)   (2,207,327)
                                                              -----------   -----------   -----------
Net (decrease) increase in shares owned.....................   (1,850,761)    1,440,354     3,571,361
Shares owned, beginning of year.............................   18,645,042    17,204,688    13,633,327
                                                              -----------   -----------   -----------
Shares owned, end of year...................................   16,794,281    18,645,042    17,204,688
                                                              ===========   ===========   ===========
Cost of shares acquired.....................................  $ 1,767,579   $ 2,991,373   $ 3,919,504
                                                              ===========   ===========   ===========
Cost of shares redeemed.....................................  $ 2,367,794   $ 1,489,161   $   936,170
                                                              ===========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                    EQUITY-INCOME PORTFOLIO                      GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                               2000          1999          1998          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..........................      374,832       719,492       941,021       806,224       827,868       671,544
Shares received from reinvestment of:
  Dividends...............................      100,557        76,317        57,354         5,892         7,340        16,967
  Capital gain distributions..............      378,843       168,701       204,112       586,265       461,503       443,821
                                            -----------   -----------   -----------   -----------   -----------   -----------
Total shares acquired.....................      854,232       964,510     1,202,487     1,398,381     1,296,711     1,132,332
Total shares redeemed.....................     (726,019)     (472,051)     (303,748)     (160,290)     (222,256)     (327,308)
                                            -----------   -----------   -----------   -----------   -----------   -----------
Net increase in shares owned..............      128,213       492,459       898,739     1,238,091     1,074,455       805,024
Shares owned, beginning of year...........    5,254,450     4,761,991     3,863,252     4,835,096     3,760,641     2,955,617
                                            -----------   -----------   -----------   -----------   -----------   -----------
Shares owned, end of year.................    5,382,663     5,254,450     4,761,991     6,073,187     4,835,096     3,760,641
                                            ===========   ===========   ===========   ===========   ===========   ===========
Cost of shares acquired...................  $19,540,858   $24,176,018   $29,069,658   $69,994,547   $57,528,953   $40,900,308
                                            ===========   ===========   ===========   ===========   ===========   ===========
Cost of shares redeemed...................  $12,695,816   $ 7,298,047   $ 4,524,784   $ 3,429,561   $ 4,544,684   $ 7,064,688
                                            ===========   ===========   ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                      HIGH INCOME PORTFOLIO                     OVERSEAS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                 2000         1999         1998          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased............................     874,746      432,957       761,346       694,619       994,457       948,639
Shares received from reinvestment of:
  Dividends.................................     121,521      159,916        91,147        32,237        28,799        26,637
  Capital gain distributions................                    5,978        57,917       203,008        46,450        78,510
                                              ----------   ----------   -----------   -----------   -----------   -----------
Total shares acquired.......................     996,267      598,851       910,410       929,864     1,069,706     1,053,786
Total shares redeemed.......................    (532,067)    (538,016)     (397,195)     (142,148)     (779,780)     (594,155)
                                              ----------   ----------   -----------   -----------   -----------   -----------
Net increase in shares owned................     464,200       60,835       513,215       787,716       289,926       459,631
Shares owned, beginning of year.............   1,700,879    1,640,044     1,126,829     2,020,389     1,730,463     1,270,832
                                              ----------   ----------   -----------   -----------   -----------   -----------
Shares owned, end of year...................   2,165,079    1,700,879     1,640,044     2,808,105     2,020,389     1,730,463
                                              ==========   ==========   ===========   ===========   ===========   ===========
Cost of shares acquired.....................  $9,333,533   $6,614,866   $11,127,019   $22,193,797   $21,885,640   $20,460,713
                                              ==========   ==========   ===========   ===========   ===========   ===========
Cost of shares redeemed.....................  $6,878,230   $6,588,123   $ 4,653,515   $ 2,767,100   $14,550,474   $ 9,772,188
                                              ==========   ==========   ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   INVESTMENT GRADE
                                                       ASSET MANAGER PORTFOLIO                      BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                   2000          1999         1998          2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..............................      306,478      351,224       373,976      342,044      675,996      606,534
Shares received from reinvestment of:
  Dividends...................................      109,714       99,374        83,022      114,975       43,097       33,206
  Capital gain distributions..................      258,478      125,874       249,065                    13,520        3,939
                                                -----------   ----------   -----------   ----------   ----------   ----------
Total shares acquired.........................      674,670      576,472       706,063      457,019      732,613      643,679
Total shares redeemed.........................     (382,080)    (288,510)     (284,282)    (178,582)    (269,947)    (192,971)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Net increase in shares owned..................      292,590      287,962       421,781      278,437      462,666      450,708
Shares owned, beginning of year...............    3,050,701    2,762,739     2,340,958    1,542,190    1,079,524      628,816
                                                -----------   ----------   -----------   ----------   ----------   ----------
Shares owned, end of year.....................    3,343,291    3,050,701     2,762,739    1,820,627    1,542,190    1,079,524
                                                ===========   ==========   ===========   ==========   ==========   ==========
Cost of shares acquired.......................  $11,106,273   $9,992,859   $11,719,512   $5,386,000   $8,987,181   $8,081,053
                                                ===========   ==========   ===========   ==========   ==========   ==========
Cost of shares redeemed.......................  $ 5,289,456   $4,080,110   $ 3,982,108   $2,190,829   $3,191,649   $2,275,223
                                                ===========   ==========   ===========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------
                                                                       CONTRAFUND PORTFOLIO
-----------------------------------------------------------------------------------------------------
                                                                 2000          1999          1998
-----------------------------------------------------------------------------------------------------
Shares purchased............................................      792,062       986,112       989,278
Shares received from reinvestment of:
  Dividends.................................................       11,503         9,903         9,587
  Capital gain distributions................................      417,548        72,623        70,531
                                                              -----------   -----------   -----------
Total shares acquired.......................................    1,221,113     1,068,638     1,069,396
Total shares redeemed.......................................     (145,137)     (105,673)     (455,390)
                                                              -----------   -----------   -----------
Net increase in shares owned................................    1,075,976       962,965       614,006
Shares owned, beginning of year.............................    2,852,371     1,889,406     1,275,400
                                                              -----------   -----------   -----------
Shares owned, end of year...................................    3,928,347     2,852,371     1,889,406
                                                              ===========   ===========   ===========
Cost of shares acquired.....................................  $30,906,339   $26,975,993   $22,565,565
                                                              ===========   ===========   ===========
Cost of shares redeemed.....................................  $ 2,331,389   $ 1,746,651   $ 7,227,546
                                                              ===========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-----------------------------------------------------------------------------------------------------------------
                                                                     BALANCED                    GROWTH
                                                                     PORTFOLIO                  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
                                                                 1999         1998         1999          1998
-----------------------------------------------------------------------------------------------------------------
Shares purchased............................................      17,829      106,914        26,947       183,659
Shares received from reinvestment of:
  Dividends.................................................       8,150       10,322
  Capital gain distributions................................      12,073       72,502        67,916       294,737
                                                              ----------   ----------   -----------   -----------
Total shares acquired.......................................      38,052      189,738        94,863       478,396
Total shares redeemed.......................................    (496,849)     (89,445)   (1,242,745)     (153,725)
                                                              ----------   ----------   -----------   -----------
Net (decrease) increase in shares owned.....................    (458,797)     100,293    (1,147,882)      324,671
Shares owned, beginning of year.............................     458,797      358,504     1,147,882       823,211
                                                              ----------   ----------   -----------   -----------
Shares owned, end of year...................................          --      458,797            --     1,147,882
                                                              ==========   ==========   ===========   ===========
Cost of shares acquired.....................................  $  583,945   $2,887,584   $ 2,239,647   $11,825,496
                                                              ==========   ==========   ===========   ===========
Cost of shares redeemed.....................................  $7,802,761   $1,454,826   $31,587,696   $ 3,380,295
                                                              ==========   ==========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-----------------------------------------------------------------------------------------------------------------------------
                                                   LIMITED MATURITY BOND PORTFOLIO               PARTNERS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    2000         1999         1998         2000         1999          1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     133,210      251,277      196,637      161,204     1,583,081       93,527
Shares received from reinvestment of:
  Dividends....................................      46,220       30,080       20,732       15,076         1,276
  Capital gain distributions...................                                            320,617         2,219
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Total shares acquired..........................     179,430      281,357      217,369      496,897     1,586,576       93,527
Total shares redeemed..........................    (196,479)     (93,404)     (40,024)    (244,904)     (159,053)      (2,590)
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Net (decrease) increase in shares owned........     (17,049)     187,953      177,345      251,993     1,427,523       90,937
Shares owned, beginning of year................     664,376      476,423      299,078    1,518,460        90,937
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Shares owned, end of year......................     647,327      664,376      476,423    1,770,453     1,518,460       90,937
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares acquired........................  $2,276,020   $3,715,187   $2,970,710   $7,646,961   $31,490,739   $1,710,978
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares redeemed........................  $2,703,374   $1,278,194   $  579,633   $4,878,486   $ 2,964,955   $   52,221
                                                 ==========   ==========   ==========   ==========   ===========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     AMERICAN CENTURY
                                                                VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------
                                                                   AMERICAN CENTURY VP
                                                              CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------------------
                                                                 1999               1998
--------------------------------------------------------------------------------------------
Shares purchased............................................      31,966            160,212
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................                         43,966
                                                              ----------         ----------
Total shares acquired.......................................      31,966            204,178
Total shares redeemed.......................................    (872,248)          (235,219)
                                                              ----------         ----------
Net (decrease) increase in shares owned.....................    (840,282)           (31,041)
Shares owned, beginning of year.............................     840,282            871,323
                                                              ----------         ----------
Shares owned, end of year...................................          --            840,282
                                                              ==========         ==========
Cost of shares acquired.....................................  $  292,072         $1,849,729
                                                              ==========         ==========
Cost of shares redeemed.....................................  $8,773,221         $2,827,750
                                                              ==========         ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                        VAN ECK WORLDWIDE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------
                                                             VAN ECK WORLDWIDE                     VAN ECK WORLDWIDE
                                                               BOND PORTFOLIO                    HARD ASSETS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       2000         1999         1998         2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..................................      63,769      121,129      114,810      108,808     79,012       72,525
Shares received from reinvestment of:
  Dividends.......................................      26,919       19,183        3,695        3,138      3,644        1,263
  Capital gain distributions......................                    8,571                                            31,009
                                                    ----------   ----------   ----------   ----------   --------   ----------
Total shares acquired.............................      90,688      148,883      118,505      111,946     82,656      104,797
Total shares redeemed.............................     (97,720)     (66,927)     (52,072)     (50,706)   (57,136)     (56,902)
                                                    ----------   ----------   ----------   ----------   --------   ----------
Net (decrease) increase in shares owned...........      (7,032)      81,956       66,433       61,240     25,520       47,895
Shares owned, beginning of year...................     546,672      464,716      398,283      250,334    224,814      176,919
                                                    ----------   ----------   ----------   ----------   --------   ----------
Shares owned, end of year.........................     539,640      546,672      464,716      311,574    250,334      224,814
                                                    ==========   ==========   ==========   ==========   ========   ==========
Cost of shares acquired...........................  $  907,491   $1,652,349   $1,366,886   $1,256,384   $835,618   $1,248,274
                                                    ==========   ==========   ==========   ==========   ========   ==========
Cost of shares redeemed...........................  $1,054,162   $  740,216   $  566,340   $  846,668   $912,559   $  856,258
                                                    ==========   ==========   ==========   ==========   ========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                         VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
                                                                VAN ECK WORLDWIDE                   VAN ECK WORLDWIDE
                                                            EMERGING MARKETS PORTFOLIO            REAL ESTATE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                          2000         1999         1998        2000       1999       1998
----------------------------------------------------------------------------------------------------------------------------
Shares purchased.....................................     671,653      733,811      398,543     65,696     59,682     51,119
Shares received from reinvestment of:
  Dividends..........................................                                 5,568      1,902        911
  Capital gain distributions.........................                                 4,949
                                                       ----------   ----------   ----------   --------   --------   --------
Total shares acquired................................     671,653      733,811      409,060     67,598     60,593     51,119
Total shares redeemed................................    (433,948)    (273,801)    (112,168)   (20,934)   (28,930)    (4,795)
                                                       ----------   ----------   ----------   --------   --------   --------
Net increase in shares owned.........................     237,705      460,010      296,892     46,664     31,663     46,324
Shares owned, beginning of year......................   1,335,439      875,429      578,537     77,987     46,324
                                                       ----------   ----------   ----------   --------   --------   --------
Shares owned, end of year............................   1,573,144    1,335,439      875,429    124,651     77,987     46,324
                                                       ==========   ==========   ==========   ========   ========   ========
Cost of shares acquired..............................  $8,545,370   $7,071,940   $3,443,133   $649,890   $575,134   $507,425
                                                       ==========   ==========   ==========   ========   ========   ========
Cost of shares redeemed..............................  $4,945,420   $3,876,567   $1,365,296   $191,088   $296,987   $ 53,073
                                                       ==========   ==========   ==========   ========   ========   ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                        ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------
                                                                       ALGER AMERICAN SMALL
                                                                     CAPITALIZATION PORTFOLIO
-----------------------------------------------------------------------------------------------------
                                                                 2000          1999          1998
-----------------------------------------------------------------------------------------------------
Shares purchased............................................      389,343       222,683       259,859
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................      591,703        90,321        72,842
                                                              -----------   -----------   -----------
Total shares acquired.......................................      981,046       313,004       332,701
Total shares redeemed.......................................     (166,386)     (224,797)     (101,464)
                                                              -----------   -----------   -----------
Net increase in shares owned................................      814,660        88,207       231,237
Shares owned, beginning of year.............................      747,623       659,416       428,179
                                                              -----------   -----------   -----------
Shares owned, end of year...................................    1,562,283       747,623       659,416
                                                              ===========   ===========   ===========
Cost of shares acquired.....................................  $30,721,535   $13,302,764   $13,629,293
                                                              ===========   ===========   ===========
Cost of shares redeemed.....................................  $ 7,484,404   $ 8,928,671   $ 3,941,412
                                                              ===========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                STRONG
                                                               VARIABLE         STRONG
                                                               INSURANCE      OPPORTUNITY
                                                              FUNDS, INC.    FUND II, INC.
------------------------------------------------------------------------------------------
                                                              STRONG MID        STRONG
                                                              CAP GROWTH      OPPORTUNITY
                                                                FUND II         FUND II
------------------------------------------------------------------------------------------
                                                                 2000            2000
------------------------------------------------------------------------------------------
Shares purchased............................................     232,247          63,730
Shares received from reinvestment of:
  Dividends.................................................                         160
  Capital gain distributions................................      18,718           8,593
                                                              ----------      ----------
Total shares acquired.......................................     250,965          72,483
Total shares redeemed.......................................        (840)         (1,952)
                                                              ----------      ----------
Net increase in shares owned................................     250,125          70,531
Shares owned, beginning of year.............................
                                                              ----------      ----------
Shares owned, end of year...................................     250,125          70,531
                                                              ==========      ==========
Cost of shares acquired.....................................  $7,670,135      $1,934,702
                                                              ==========      ==========
Cost of shares redeemed.....................................  $   25,969      $   54,850
                                                              ==========      ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

During the years ended December 31, 2000, 1999 and 1998, the unit activity and unit values were as follows:
--------------------------------------------------------------------------------

                                                                                SPVL/VLI
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      1,929.40             (137.71)        1,791.69       $5,398.65
                                                                                            ========       =========
  Money Market Subaccount........................        253.47               (7.23)          246.24       $1,983.74
                                                                                            ========       =========
  Bond Subaccount................................        409.69              (28.78)          380.91       $2,228.82
                                                                                            ========       =========
  Managed Subaccount.............................        746.44              (43.19)          703.25       $3,268.67
                                                                                            ========       =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................          9.72               (3.01)            6.71       $3,407.66
                                                                                            ========       =========

--------------------------------------------------------------------------------

                                                                                SPVL/VLI
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      2,009.06             (79.66)         1,929.40       $4,950.09
                                                                                            ========       =========
  Money Market Subaccount........................        294.11             (40.64)           253.47       $1,880.19
                                                                                            ========       =========
  Bond Subaccount................................        443.28             (33.59)           409.69       $2,045.48
                                                                                            ========       =========
  Managed Subaccount.............................        762.26             (15.82)           746.44       $3,021.78
                                                                                            ========       =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................         10.08              (0.36)             9.72       $2,989.02
                                                                                            ========       =========

--------------------------------------------------------------------------------

                                                                                SPVL/VLI
                                                                                  1998
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      2,126.64             (117.58)        2,009.06       $4,835.54
                                                                                            ========       =========
  Money Market Subaccount........................        309.80              (15.69)          294.11       $1,802.90
                                                                                            ========       =========
  Bond Subaccount................................        465.09              (21.81)          443.28       $2,128.36
                                                                                            ========       =========
  Managed Subaccount.............................        775.39              (13.13)          762.26       $3,017.27
                                                                                            ========       =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................         18.05               (7.97)           10.08       $3,207.38
                                                                                            ========       =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      28,279.16           (4,566.15)       23,713.01      $5,398.65
                                                                                            =========      =========
  Money Market Subaccount........................       3,884.08           (1,243.83)        2,640.25      $1,983.74
                                                                                            =========      =========
  Bond Subaccount................................       2,395.43             (254.72)        2,140.71      $2,228.82
                                                                                            =========      =========
  Managed Subaccount.............................       6,945.83             (745.88)        6,199.95      $3,268.67
                                                                                            =========      =========
  Aggressive Growth Subaccount...................       4,083.26              446.09         4,529.35      $5,197.59
                                                                                            =========      =========
  International Subaccount.......................       6,755.01             (297.38)        6,457.63      $2,239.75
                                                                                            =========      =========
  All Pro Large Cap Growth Subaccount............       2,714.51              613.26         3,327.78      $1,178.36
                                                                                            =========      =========
  All Pro Large Cap Value Subaccount.............         906.48              186.07         1,092.55      $1,006.19
                                                                                            =========      =========
  All Pro Small Cap Growth Subaccount............       3,083.75            1,501.12         4,584.87      $1,462.14
                                                                                            =========      =========
  All Pro Small Cap Value Subaccount.............         781.84            1,538.18         2,320.02      $  902.54
                                                                                            =========      =========
  Equity 500 Index Subaccount**..................       6,961.60              202.69         7,164.29      $3,178.73
                                                                                            =========      =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................         595.11              (25.94)          569.17      $3,407.66
                                                                                            =========      =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................       8,737.36             (850.62)        7,886.74      $2,730.98
                                                                                            =========      =========
  Growth Subaccount..............................      14,985.59              705.73        15,691.32      $3,346.46
                                                                                            =========      =========
  High Income Subaccount.........................         999.24              814.63         1,813.87      $1,284.74
                                                                                            =========      =========
  Overseas Subaccount............................       4,340.12            1,095.54         5,435.66      $1,669.52
                                                                                            =========      =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       5,938.03             (554.19)        5,383.84      $1,963.06
                                                                                            =========      =========
  Investment Grade Bond Subaccount...............       1,451.96              (21.77)        1,430.19      $1,519.59
                                                                                            =========      =========
  Contrafund Subaccount..........................       5,125.08              940.04         6,065.12      $2,046.65
                                                                                            =========      =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         569.17              (24.25)          544.92      $1,360.87
                                                                                            =========      =========
  Partners Subaccount............................       2,469.28              (71.87)        2,397.41      $2,033.70
                                                                                            =========      =========
  Growth Subaccount..............................             --                  --               --             --
                                                                                            =========      =========
  Balanced Subaccount............................             --                  --               --             --
                                                                                            =========      =========
---------------------------------------------------------------------------------------------------------------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         875.65              (23.44)          852.21      $1,280.62
                                                                                            =========      =========
  Van Eck Worldwide Hard Assets Subaccount.......         533.81               46.50           580.31      $1,173.62
                                                                                            =========      =========
  Van Eck Worldwide Emerging Markets
    Subaccount...................................       3,914.53           (1,046.28)        2,868.25      $  755.69
                                                                                            =========      =========
  Van Eck Worldwide Real Estate Subaccount.......          73.79               54.88           128.67      $  983.91
                                                                                            =========      =========
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................       3,928.01              616.76         4,544.77      $1,218.68
                                                                                            =========      =========
American Century Fund:
  American Century Subaccount....................             --                  --               --             --
                                                                                            =========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      31,023.44           (2,744.28)       28,279.16      $4,950.09
                                                                                            =========      =========
  Money Market Subaccount........................       2,568.84            1,315.24         3,884.08      $1,880.19
                                                                                            =========      =========
  Bond Subaccount................................       2,523.05             (127.62)        2,395.43      $2,045.48
                                                                                            =========      =========
  Managed Subaccount.............................       7,184.38             (238.55)        6,945.83      $3,021.78
                                                                                            =========      =========
  Aggressive Growth Subaccount...................       4,551.72             (468.46)        4,083.26      $3,779.45
                                                                                            =========      =========
  International Subaccount.......................       7,345.79             (590.78)        6,755.01      $2,318.23
                                                                                            =========      =========
  All Pro Large Cap Growth Subaccount............       1,123.59            1,590.92         2,714.51      $1,462.61
                                                                                            =========      =========
  All Pro Large Cap Value Subaccount.............         988.06              (81.58)          906.48      $  994.70
                                                                                            =========      =========
  All Pro Small Cap Growth Subaccount............       1,663.37            1,420.38         3,083.75      $1,864.27
                                                                                            =========      =========
  All Pro Small Cap Value Subaccount.............         984.82             (202.98)          781.84      $  751.05
                                                                                            =========      =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................         587.22                7.89           595.11      $2,989.02
                                                                                            =========      =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................       8,903.50             (166.14)        8,737.36      $2,533.97
                                                                                            =========      =========
  Growth Subaccount..............................      14,157.30              828.29        14,985.59      $3,781.76
                                                                                            =========      =========
  High Income Subaccount.........................         938.49               60.75           999.24      $1,667.10
                                                                                            =========      =========
  Overseas Subaccount............................       4,349.49               (9.37)        4,340.12      $2,076.27
                                                                                            =========      =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       6,134.86             (196.83)        5,938.03      $2,055.58
                                                                                            =========      =========
  Index 500 Subaccount...........................       5,712.74            1,248.86         6,961.60      $3,522.24
                                                                                            =========      =========
  Investment Grade Bond Subaccount...............       1,122.78              329.18         1,451.96      $1,374.48
                                                                                            =========      =========
  Contrafund Subaccount..........................       3,724.83            1,400.25         5,125.08      $2,204.94
                                                                                            =========      =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         473.79               95.38           569.17      $1,282.03
                                                                                            =========      =========
  Partners Subaccount............................             --            2,469.28         2,469.28      $2,031.62
                                                                                            =========      =========
  Growth Subaccount..............................       2,727.26           (2,727.26)              --             --
                                                                                            =========      =========
  Balanced Subaccount............................         703.17             (703.17)              --             --
                                                                                            =========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         867.57                8.08           875.65      $1,264.55
                                                                                            =========      =========
  Van Eck Worldwide Hard Assets Subaccount.......         493.07               40.74           533.81      $1,059.73
                                                                                            =========      =========
  Van Eck Worldwide Emerging Markets
    Subaccount...................................       1,744.09            2,170.44         3,914.53      $1,307.70
                                                                                            =========      =========
  Van Eck Worldwide Real Estate Subaccount.......          20.90               52.89            73.79      $  833.77
                                                                                            =========      =========
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................       4,338.04             (410.03)        3,928.01      $1,683.97
                                                                                            =========      =========
American Century Fund:
  American Century Subaccount....................       5,826.51           (5,826.51)              --             --
                                                                                            =========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  1998
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      32,145.44           (1,122.00)       31,023.44      $4,835.54
                                                                                            =========      =========
  Money Market Subaccount........................       2,740.24             (171.40)        2,568.84      $1,802.90
                                                                                            =========      =========
  Bond Subaccount................................       2,602.38              (79.33)        2,523.05      $2,128.36
                                                                                            =========      =========
  Managed Subaccount.............................       7,517.47             (333.09)        7,184.38      $3,017.27
                                                                                            =========      =========
  Aggressive Growth Subaccount...................       4,642.46              (90.74)        4,551.72      $3,278.89
                                                                                            =========      =========
  International Subaccount.......................       7,393.95              (48.16)        7,345.79      $1,803.25
                                                                                            =========      =========
  All Pro Large Cap Growth Subaccount............             --            1,123.59         1,123.59      $1,172.29
                                                                                            =========      =========
  All Pro Large Cap Value Subaccount.............             --              988.06           988.06      $  986.04
                                                                                            =========      =========
  All Pro Small Cap Growth Subaccount............             --            1,663.37         1,663.37      $  976.08
                                                                                            =========      =========
  All Pro Small Cap Value Subaccount.............             --              984.82           984.82      $  821.69
                                                                                            =========      =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................         596.59               (9.37)          587.22      $3,207.38
                                                                                            =========      =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................       9,107.35             (203.85)        8,903.50      $2,397.47
                                                                                            =========      =========
  Growth Subaccount..............................      14,154.79                2.51        14,157.30      $2,768.18
                                                                                            =========      =========
  High Income Subaccount.........................         904.39               34.10           938.49      $1,550.68
                                                                                            =========      =========
  Overseas Subaccount............................       4,260.46               89.03         4,349.49      $1,464.50
                                                                                            =========      =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       6,226.17              (91.31)        6,134.86      $1,861.48
                                                                                            =========      =========
  Index 500 Subaccount...........................       4,694.68            1,018.06         5,712.74      $2,940.36
                                                                                            =========      =========
  Investment Grade Bond Subaccount...............         877.81              244.97         1,122.78      $1,397.42
                                                                                            =========      =========
  Contrafund Subaccount..........................       2,490.39            1,234.44         3,724.83      $1,785.22
                                                                                            =========      =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         383.14               90.65           473.79      $1,270.97
                                                                                            =========      =========
  Partners Subaccount............................             --                  --               --             --
                                                                                            =========      =========
  Growth Subaccount..............................       2,988.11             (260.85)        2,727.26      $2,111.44
                                                                                            =========      =========
  Balanced Subaccount............................         707.81               (4.64)          703.17      $1,748.83
                                                                                            =========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  1998
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         562.11              305.46           867.57      $1,380.13
                                                                                            =========      =========
  Van Eck Worldwide Hard Assets Subaccount.......         535.85              (42.78)          493.07      $  881.09
                                                                                            =========      =========
  Van Eck Worldwide Emerging Markets
    Subaccount...................................         790.50              953.59         1,744.09      $  656.85
                                                                                            =========      =========
  Van Eck Worldwide Real Estate Subaccount.......             --               20.90            20.90      $  856.01
                                                                                            =========      =========
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................       3,593.66              744.38         4,338.04      $1,181.24
                                                                                            =========      =========
American Century Fund:
  American Century Subaccount....................       1,863.50            3,963.01         5,826.51      $  291.65
                                                                                            =========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                              SURVIVOR OPTIONSPLUS
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................       1,415.91             16.44         1,432.35     $5,398.65
                                                                                                =========     =========
  Money Market Subaccount..............................       4,075.27           (921.45)        3,153.82     $1,983.74
                                                                                                =========     =========
  Bond Subaccount......................................         801.67              0.55           802.22     $2,228.82
                                                                                                =========     =========
  Managed Subaccount...................................       1,108.83            (73.84)        1,034.99     $3,268.67
                                                                                                =========     =========
  Aggressive Growth Subaccount.........................         865.93            401.59         1,267.52     $5,197.60
                                                                                                =========     =========
  International Subaccount.............................       2,109.23             39.81         2,149.04     $2,239.75
                                                                                                =========     =========
  All Pro Large Cap Growth Subaccount..................       1,993.92            365.65         2,359.57     $1,178.36
                                                                                                =========     =========
  All Pro Large Cap Value Subaccount...................         833.12            148.67           981.79     $1,006.19
                                                                                                =========     =========
  All Pro Small Cap Growth Subaccount..................       1,626.42            847.12         2,473.54     $1,462.14
                                                                                                =========     =========
  All Pro Small Cap Value Subaccount...................         816.45            463.63         1,280.08     $  902.54
                                                                                                =========     =========
  Equity 500 Index Subaccount**........................      10,310.24            747.98        11,058.22     $3,178.73
                                                                                                =========     =========
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................         882.18             89.07           971.25     $3,407.66
                                                                                                =========     =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................       8,131.92            (63.06)        8,068.86     $2,730.98
                                                                                                =========     =========
  Growth Subaccount....................................       8,639.30          1,153.01         9,792.31     $3,346.46
                                                                                                =========     =========
  High Income Subaccount...............................       2,199.72            (83.95)        2,115.77     $1,284.74
                                                                                                =========     =========
  Overseas Subaccount..................................       4,221.79            747.43         4,969.22     $1,669.52
                                                                                                =========     =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................       4,219.98            203.20         4,423.18     $1,963.06
                                                                                                =========     =========
  Investment Grade Bond Subaccount.....................       2,414.31            206.17         2,620.48     $1,519.59
                                                                                                =========     =========
  Contrafund Subaccount................................       4,065.50            618.48         4,683.98     $2,662.98
                                                                                                =========     =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       1,309.84            (56.74)        1,253.10     $1,360.87
                                                                                                =========     =========
  Partners Subaccount..................................       4,135.57           (135.95)        3,999.62     $  996.21
                                                                                                =========     =========
  Growth Subaccount....................................             --                --               --            --
                                                                                                =========     =========
  Balanced Subaccount..................................             --                --               --            --
                                                                                                =========     =========

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                              SURVIVOR OPTIONSPLUS
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................         624.24             (3.58)          620.66     $1,280.62
                                                                                                =========     =========
  Van Eck Worldwide Hard Assets Subaccount.............         384.34            171.36           555.70     $1,173.62
                                                                                                =========     =========
  Van Eck Worldwide Emerging Markets Subaccount........       1,967.15            115.60         2,082.75     $  755.69
                                                                                                =========     =========
  Van Eck Worldwide Real Estate Subaccount.............         159.44            122.82           282.26     $  983.91
                                                                                                =========     =========
Alger American Fund:
  Alger American Small Capitalization Subaccount.......       3,193.63            510.47         3,704.10     $1,218.68
                                                                                                =========     =========
American Century Fund:
  American Century Subaccount..........................             --                --               --            --
                                                                                                =========     =========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --          1,243.38         1,243.38     $  837.99
                                                                                                =========     =========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --            417.98           417.98     $  993.98
                                                                                                =========     =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              SURVIVOR OPTIONSPLUS
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................      1,243.68              172.23        1,415.91     $4,950.09
                                                                                                =========     =========
  Money Market Subaccount..............................      3,221.59              853.68        4,075.27     $1,880.19
                                                                                                =========     =========
  Bond Subaccount......................................        670.18              131.49          801.67     $2,045.48
                                                                                                =========     =========
  Managed Subaccount...................................        793.19              315.64        1,108.83     $3,021.78
                                                                                                =========     =========
  Aggressive Growth Subaccount.........................        848.53               17.40          865.93     $3,779.45
                                                                                                =========     =========
  International Subaccount.............................      2,079.71               29.52        2,109.23     $2,318.23
                                                                                                =========     =========
  All Pro Large Cap Growth Subaccount..................        326.44            1,667.48        1,993.92     $1,462.61
                                                                                                =========     =========
  All Pro Large Cap Value Subaccount...................        334.23              498.89          833.12     $  994.70
                                                                                                =========     =========
  All Pro Small Cap Growth Subaccount..................        580.17            1,046.25        1,626.42     $1,864.27
                                                                                                =========     =========
  All Pro Small Cap Value Subaccount...................        653.02              163.43          816.45     $  751.05
                                                                                                =========     =========
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................        651.22              230.96          882.18     $2,989.02
                                                                                                =========     =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      7,372.88              759.04        8,131.92     $2,533.97
                                                                                                =========     =========
  Growth Subaccount....................................      7,004.22            1,635.08        8,639.30     $3,781.76
                                                                                                =========     =========
  High Income Subaccount...............................      2,110.80               88.92        2,199.72     $1,667.10
                                                                                                =========     =========
  Overseas Subaccount..................................      3,512.65              709.14        4,221.79     $2,076.27
                                                                                                =========     =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................      3,631.54              588.44        4,219.98     $2,055.58
                                                                                                =========     =========
  Index 500 Subaccount.................................      7,826.75            2,483.49       10,310.24     $3,522.24
                                                                                                =========     =========
  Investment Grade Bond Subaccount.....................      1,576.62              837.69        2,414.31     $1,374.48
                                                                                                =========     =========
  Contrafund Subaccount................................      2,745.40            1,320.10        4,065.50     $2,868.93
                                                                                                =========     =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................        994.75              315.09        1,309.84     $1,282.03
                                                                                                =========     =========
  Partners Subaccount..................................        604.38            3,531.19        4,135.57     $  995.19
                                                                                                =========     =========
  Growth Subaccount....................................      1,661.54           (1,661.54)             --            --
                                                                                                =========     =========
  Balanced Subaccount..................................        606.44             (606.44)             --            --
                                                                                                =========     =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                              SURVIVOR OPTIONSPLUS
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................        561.57               62.67          624.24     $1,264.56
                                                                                                =========     =========
  Van Eck Worldwide Hard Assets Subaccount.............        302.19               82.15          384.34     $1,059.73
                                                                                                =========     =========
  Van Eck Worldwide Emerging Markets Subaccount........        932.31            1,034.84        1,967.15     $1,307.71
                                                                                                =========     =========
  Van Eck Worldwide Real Estate Subaccount.............         86.36               73.08          159.44     $  833.77
                                                                                                =========     =========
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      2,917.29              276.34        3,193.63     $1,683.97
                                                                                                =========     =========
American Century Fund:
  American Century Subaccount..........................        875.46             (875.46)             --            --
                                                                                                =========     =========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................            --                  --              --            --
                                                                                                =========     =========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................            --                  --              --            --
                                                                                                =========     =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              SURVIVOR OPTIONSPLUS
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................        995.35             248.33        1,243.68      $4,835.54
                                                                                                ========      =========
  Money Market Subaccount..............................      2,350.01             871.58        3,221.59      $1,802.90
                                                                                                ========      =========
  Bond Subaccount......................................        477.59             192.59          670.18      $2,128.36
                                                                                                ========      =========
  Managed Subaccount...................................        640.63             152.56          793.19      $3,017.27
                                                                                                ========      =========
  Aggressive Growth Subaccount.........................        655.12             193.41          848.53      $3,278.90
                                                                                                ========      =========
  International Subaccount.............................      1,703.90             375.81        2,079.71      $1,803.25
                                                                                                ========      =========
  All Pro Large Cap Growth Subaccount..................            --             326.44          326.44      $1,172.29
                                                                                                ========      =========
  All Pro Large Cap Value Subaccount...................            --             334.23          334.23      $  986.04
                                                                                                ========      =========
  All Pro Small Cap Growth Subaccount..................            --             580.17          580.17      $  976.08
                                                                                                ========      =========
  All Pro Small Cap Value Subaccount...................            --             653.02          653.02      $  821.69
                                                                                                ========      =========
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................        549.07             102.15          651.22      $3,207.38
                                                                                                ========      =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      5,997.65           1,375.23        7,372.88      $2,397.47
                                                                                                ========      =========
  Growth Subaccount....................................      5,768.47           1,235.75        7,004.22      $2,768.18
                                                                                                ========      =========
  High Income Subaccount...............................      1,737.52             373.28        2,110.80      $1,550.68
                                                                                                ========      =========
  Overseas Subaccount..................................      2,750.23             762.42        3,512.65      $1,464.50
                                                                                                ========      =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................      2,829.98             801.56        3,631.54      $1,861.48
                                                                                                ========      =========
  Index 500 Subaccount.................................      5,235.58           2,591.17        7,826.75      $2,940.36
                                                                                                ========      =========
  Investment Grade Bond Subaccount.....................        953.70             622.92        1,576.62      $1,397.42
                                                                                                ========      =========
  Contrafund Subaccount................................      1,623.14           1,122.26        2,745.40      $2,322.81
                                                                                                ========      =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................        637.42             357.33          994.75      $1,270.97
                                                                                                ========      =========
  Partners Subaccount..................................            --             604.38          604.38      $  932.46
                                                                                                ========      =========
  Growth Subaccount....................................      1,490.07             171.47        1,661.54      $2,111.44
                                                                                                ========      =========
  Balanced Subaccount..................................        603.93               2.51          606.44      $1,748.83
                                                                                                ========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                              SURVIVOR OPTIONSPLUS
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................        529.99              31.58          561.57      $1,380.13
                                                                                                ========      =========
  Van Eck Worldwide Hard Assets Subaccount.............        243.85              58.34          302.19      $  881.09
                                                                                                ========      =========
  Van Eck Worldwide Emerging Markets Subaccount........        740.59             191.72          932.31      $  656.85
                                                                                                ========      =========
  Van Eck Worldwide Real Estate Subaccount.............            --              86.36           86.36      $  856.01
                                                                                                ========      =========
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      2,214.76             702.53        2,917.29      $1,181.24
                                                                                                ========      =========
American Century Fund:
  American Century Subaccount..........................        899.36             (23.90)         875.46      $1,148.26
                                                                                                ========      =========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................            --                 --              --             --
                                                                                                ========      =========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................            --                 --              --             --
                                                                                                ========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................      13,830.74          (4,090.21)       9,740.53      $295.27
                                                                                                =========      =======
  Money Market Subaccount..............................      10,269.30           2,402.34       12,671.64      $145.42
                                                                                                =========      =======
  Bond Subaccount......................................       3,659.95            (308.25)       3,351.70      $177.07
                                                                                                =========      =======
  Managed Subaccount...................................       2,457.99             (80.64)       2,377.35      $250.75
                                                                                                =========      =======
  Aggressive Growth Subaccount.........................       4,598.40             865.21        5,463.61      $348.44
                                                                                                =========      =======
  International Subaccount.............................      14,770.03          (2,022.51)      12,747.52      $220.92
                                                                                                =========      =======
  All Pro Large Cap Growth Subaccount..................      14,365.14            (511.62)      13,853.52      $117.37
                                                                                                =========      =======
  All Pro Large Cap Value Subaccount...................      17,840.02            (167.02)      17,673.00      $100.22
                                                                                                =========      =======
  All Pro Small Cap Growth Subaccount..................      13,328.46           6,775.94       20,104.40      $145.63
                                                                                                =========      =======
  All Pro Small Cap Value Subaccount...................       1,545.62           5,503.16        7,048.78      $ 89.89
                                                                                                =========      =======
  Equity 500 Index Subaccount**........................      30,627.01          (1,451.75)      29,175.26      $314.36
                                                                                                =========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................       1,931.47            (297.14)       1,634.33      $239.17
                                                                                                =========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      33,066.69          (4,262.21)      28,804.48      $270.08
                                                                                                =========      =======
  Growth Subaccount....................................      44,840.76          (2,245.47)      42,595.29      $330.94
                                                                                                =========      =======
  High Income Subaccount...............................      13,045.18             312.90       13,358.08      $123.26
                                                                                                =========      =======
  Overseas Subaccount..................................      17,590.16           4,075.77       21,665.93      $165.29
                                                                                                =========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................      14,896.21          (1,569.42)      13,326.79      $194.13
                                                                                                =========      =======
  Investment Grade Bond Subaccount.....................      16,568.76             552.85       17,121.61      $150.45
                                                                                                =========      =======
  Contrafund Subaccount................................      19,070.39          (2,990.31)      16,080.08      $203.24
                                                                                                =========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       5,060.48          (1,658.21)       3,402.27      $134.73
                                                                                                =========      =======
  Partners Subaccount..................................      17,098.37            (375.29)      16,723.08      $ 99.22
                                                                                                =========      =======
  Growth Subaccount....................................             --                 --              --           --
                                                                                                =========      =======
  Balanced Subaccount..................................             --                 --              --           --
                                                                                                =========      =======

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       2,954.95            (694.61)       2,260.34      $126.79
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         791.63              35.61          827.23      $116.20
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       1,762.38           1,590.53        3,352.91      $ 75.04
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............          85.20             218.28          303.48      $ 98.00
                                                                                                =========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......       7,695.38            (958.61)       6,736.77      $121.02
                                                                                                =========      =======
American Century Fund:
  American Century Subaccount..........................             --                 --              --           --
                                                                                                =========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --           1,868.86        1,868.86      $ 83.71
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --           1,353.38        1,353.38      $ 99.30
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................      17,520.10          (3,689.36)      13,830.74      $271.14
                                                                                                =========      =======
  Money Market Subaccount..............................      12,961.25          (2,691.95)      10,269.30      $138.03
                                                                                                =========      =======
  Bond Subaccount......................................       5,450.26          (1,790.31)       3,659.95      $162.75
                                                                                                =========      =======
  Managed Subaccount...................................       2,385.84              72.15        2,457.99      $232.16
                                                                                                =========      =======
  Aggressive Growth Subaccount.........................       5,561.10            (962.70)       4,598.40      $253.74
                                                                                                =========      =======
  International Subaccount.............................      18,913.21          (4,143.18)      14,770.03      $229.00
                                                                                                =========      =======
  All Pro Large Cap Growth Subaccount..................       5,196.16           9,168.98       14,365.14      $145.90
                                                                                                =========      =======
  All Pro Large Cap Value Subaccount...................       4,523.39          13,316.63       17,840.02      $ 99.22
                                                                                                =========      =======
  All Pro Small Cap Growth Subaccount..................       6,166.56           7,161.90       13,328.46      $185.96
                                                                                                =========      =======
  All Pro Small Cap Value Subaccount...................       3,661.92          (2,116.30)       1,545.62      $ 74.92
                                                                                                =========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................       1,691.56             239.91        1,931.47      $210.10
                                                                                                =========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      37,972.58          (4,905.89)      33,066.69      $250.97
                                                                                                =========      =======
  Growth Subaccount....................................      40,316.48           4,524.28       44,840.76      $374.55
                                                                                                =========      =======
  High Income Subaccount...............................      13,834.14            (788.96)      13,045.18      $160.18
                                                                                                =========      =======
  Overseas Subaccount..................................      13,816.91           3,773.25       17,590.16      $205.87
                                                                                                =========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................      18,688.09          (3,791.88)      14,896.21      $203.59
                                                                                                =========      =======
  Index 500 Subaccount.................................      26,957.17           3,669.84       30,627.01      $348.85
                                                                                                =========      =======
  Investment Grade Bond Subaccount.....................       9,317.76           7,251.00       16,568.76      $136.28
                                                                                                =========      =======
  Contrafund Subaccount................................      17,034.10           2,036.29       19,070.39      $219.28
                                                                                                =========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       4,368.84             691.64        5,060.48      $127.12
                                                                                                =========      =======
  Partners Subaccount..................................       1,272.82          15,825.55       17,098.37      $ 99.27
                                                                                                =========      =======
  Growth Subaccount....................................       7,825.00          (7,825.00)             --           --
                                                                                                =========      =======
  Balanced Subaccount..................................         633.28            (633.28)             --           --
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       2,516.51             438.44        2,954.95      $125.38
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         729.11              62.52          791.63      $105.08
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       2,001.62            (239.24)       1,762.38      $130.05
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............       1,400.95          (1,315.75)          85.20      $ 83.17
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      13,465.69          (5,770.31)       7,695.38      $167.47
                                                                                                =========      =======
American Century Fund:
  American Century Subaccount..........................       2,270.60          (2,270.60)             --           --
                                                                                                =========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
  Market Street Fund, Inc.:
  Growth Subaccount....................................      19,249.30          (1,729.20)      17,520.10      $265.26
                                                                                                =========      =======
  Money Market Subaccount..............................       9,291.32           3,669.93       12,961.25      $132.56
                                                                                                =========      =======
  Bond Subaccount......................................       9,508.76          (4,058.50)       5,450.26      $169.59
                                                                                                =========      =======
  Managed Subaccount...................................       2,602.54            (216.70)       2,385.84      $232.16
                                                                                                =========      =======
  Aggressive Growth Subaccount.........................       6,154.84            (593.74)       5,561.10      $220.47
                                                                                                =========      =======
  International Subaccount.............................      22,137.20          (3,223.99)      18,913.21      $178.40
                                                                                                =========      =======
  All Pro Large Cap Growth Subaccount..................             --           5,196.16        5,196.16      $117.11
                                                                                                =========      =======
  All Pro Large Cap Value Subaccount...................             --           4,523.39        4,523.39      $ 98.50
                                                                                                =========      =======
  All Pro Small Cap Growth Subaccount..................             --           6,166.56        6,166.56      $ 97.51
                                                                                                =========      =======
  All Pro Small Cap Value Subaccount...................             --           3,661.92        3,661.92      $ 82.09
                                                                                                =========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................       2,874.01          (1,182.45)       1,691.56      $225.78
                                                                                                =========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      37,697.93             274.65       37,972.58      $237.80
                                                                                                =========      =======
  Growth Subaccount....................................      40,418.40            (101.92)      40,316.48      $274.58
                                                                                                =========      =======
  High Income Subaccount...............................      10,723.25           3,110.89       13,834.14      $149.22
                                                                                                =========      =======
  Overseas Subaccount..................................      10,770.00           3,046.91       13,816.91      $145.43
                                                                                                =========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................      21,616.71          (2,928.62)      18,688.09      $184.64
                                                                                                =========      =======
  Index 500 Subaccount.................................      20,885.39           6,071.78       26,957.17      $291.65
                                                                                                =========      =======
  Investment Grade Bond Subaccount.....................       1,428.92           7,888.84        9,317.76      $138.77
                                                                                                =========      =======
  Contrafund Subaccount................................      15,930.14           1,103.96       17,034.10      $177.81
                                                                                                =========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       4,289.50              79.34        4,368.84      $126.21
                                                                                                =========      =======
  Partners Subaccount..................................             --           1,272.82        1,272.82      $ 93.15
                                                                                                =========      =======
  Growth Subaccount....................................       9,140.96          (1,315.96)       7,825.00      $209.43
                                                                                                =========      =======
  Balanced Subaccount..................................         795.11            (161.83)         633.28      $173.47
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       2,703.60            (187.09)       2,516.51      $137.05
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         889.04            (159.93)         729.11      $ 87.49
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       2,178.21            (176.59)       2,001.62      $ 65.42
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............             --           1,400.95        1,400.95      $ 85.52
                                                                                                =========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      10,067.54           3,398.15       13,465.69      $117.65
                                                                                                =========      =======
American Century Fund:
  American Century Subaccount..........................       2,180.61              89.99        2,270.60      $114.02
                                                                                                =========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................     218,352.85         (29,035.59)     189,317.26      $295.27
                                                                                               ==========      =======
  Money Market Subaccount..............................     152,695.33         (35,016.90)     117,678.43      $145.42
                                                                                               ==========      =======
  Bond Subaccount......................................      41,050.46          (2,411.85)      38,638.61      $177.07
                                                                                               ==========      =======
  Managed Subaccount...................................      75,970.83          (9,810.78)      66,160.05      $250.75
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................      85,971.07           7,622.56       93,593.63      $348.44
                                                                                               ==========      =======
  International Subaccount.............................     131,411.17          (1,960.87)     129,450.30      $220.92
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................      93,285.61          23,394.47      116,680.08      $117.37
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................      49,947.84           3,432.08       53,379.92      $100.22
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................      64,188.90          47,492.27      111,681.17      $145.63
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................      36,482.53          11,212.09       47,694.62      $ 89.89
                                                                                               ==========      =======
  Equity 500 Index Subaccount**........................     350,611.51          (2,580.49)     348,031.02      $314.36
                                                                                               ==========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................      37,954.99          (7,409.65)      30,545.34      $239.17
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................     326,492.92         (32,445.40)     294,047.52      $270.08
                                                                                               ==========      =======
  Growth Subaccount....................................     411,934.32          25,267.35      437,201.67      $330.94
                                                                                               ==========      =======
  High Income Subaccount...............................      72,246.29           9,460.38       81,706.67      $123.26
                                                                                               ==========      =======
  Overseas Subaccount..................................     160,920.68          24,894.48      185,815.16      $165.29
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................     159,190.41          (9,344.01)     149,846.40      $194.13
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................      76,851.07           3,606.16       80,457.23      $150.45
                                                                                               ==========      =======
  Contrafund Subaccount................................     238,763.30          24,231.45      262,994.75      $203.24
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................      42,502.35          (8,024.39)      34,477.96      $134.73
                                                                                               ==========      =======
  Partners Subaccount..................................     186,994.96         (15,849.24)     171,145.72      $ 99.22
                                                                                               ==========      =======
  Growth Subaccount....................................             --                 --              --           --
                                                                                               ==========      =======
  Balanced Subaccount..................................             --                 --              --           --
                                                                                               ==========      =======

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................      27,532.79          (2,239.14)      25,293.65      $126.79
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............      15,190.21           2,294.07       17,484.28      $116.20
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........      81,370.63          21,309.84      102,680.47      $ 75.04
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............       5,146.37             859.30        6,005.67      $ 98.00
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......     161,504.32          25,426.88      186,931.20      $121.02
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................             --                 --              --           --
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --          37,395.36       37,395.36      $ 83.71
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --           8,039.49        8,039.49      $ 99.30
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................     231,267.13         (12,914.28)     218,352.85      $271.14
                                                                                               ==========      =======
  Money Market Subaccount..............................     152,112.32             583.01      152,695.33      $138.03
                                                                                               ==========      =======
  Bond Subaccount......................................      39,260.90           1,789.56       41,050.46      $162.75
                                                                                               ==========      =======
  Managed Subaccount...................................      60,543.69          15,427.14       75,970.83      $232.16
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................      90,420.11          (4,449.04)      85,971.07      $253.74
                                                                                               ==========      =======
  International Subaccount.............................     131,796.54            (385.37)     131,411.17      $229.00
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................      16,189.15          77,096.46       93,285.61      $145.90
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................      17,427.33          32,520.51       49,947.84      $ 99.22
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................      17,917.47          46,271.43       64,188.90      $185.96
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................      17,992.03          18,490.50       36,482.53      $ 74.92
                                                                                               ==========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................      36,079.17           1,875.82       37,954.99      $210.10
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................     306,795.11          19,697.81      326,492.92      $250.97
                                                                                               ==========      =======
  Growth Subaccount....................................     360,517.62          51,416.70      411,934.32      $374.55
                                                                                               ==========      =======
  High Income Subaccount...............................      80,959.89          (8,713.60)      72,246.29      $160.18
                                                                                               ==========      =======
  Overseas Subaccount..................................     145,102.04          15,818.64      160,920.68      $205.87
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................     154,209.84           4,980.57      159,190.41      $203.59
                                                                                               ==========      =======
  Index 500 Subaccount.................................     284,790.98          65,820.53      350,611.51      $348.85
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................      64,215.82          12,635.25       76,851.07      $136.28
                                                                                               ==========      =======
  Contrafund Subaccount................................     169,226.93          69,536.37      238,763.30      $219.28
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................      32,752.84           9,749.51       42,502.35      $127.12
                                                                                               ==========      =======
  Partners Subaccount..................................      10,905.60         176,089.36      186,994.96      $ 99.27
                                                                                               ==========      =======
  Growth Subaccount....................................      91,792.01         (91,792.01)             --           --
                                                                                               ==========      =======
  Balanced Subaccount..................................      29,132.79         (29,132.79)             --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................      24,541.59           2,991.20       27,532.79      $125.38
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............      14,577.19             613.02       15,190.21      $105.08
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........      65,510.97          15,859.66       81,370.63      $130.05
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............       2,410.29           2,736.08        5,146.37      $ 83.17
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......     159,654.74           1,849.58      161,504.32      $167.47
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................      40,216.00         (40,216.00)             --           --
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................     217,759.03          13,508.10      231,267.13      $265.26
                                                                                               ==========      =======
  Money Market Subaccount..............................      97,434.41          54,677.91      152,112.32      $132.56
                                                                                               ==========      =======
  Bond Subaccount......................................      30,816.49           8,444.41       39,260.90      $169.59
                                                                                               ==========      =======
  Managed Subaccount...................................      54,663.39           5,880.30       60,543.69      $232.16
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................      83,930.51           6,489.60       90,420.11      $220.47
                                                                                               ==========      =======
  International Subaccount.............................     123,193.81           8,602.73      131,796.54      $178.40
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................             --          16,189.15       16,189.15      $117.11
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................             --          17,427.33       17,427.33      $ 98.50
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................             --          17,917.47       17,917.47      $ 97.51
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................             --          17,992.03       17,992.03      $ 82.09
                                                                                               ==========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................      23,500.17          12,579.00       36,079.17      $225.78
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................     247,191.72          59,603.39      306,795.11      $237.80
                                                                                               ==========      =======
  Growth Subaccount....................................     311,095.44          49,422.18      360,517.62      $274.58
                                                                                               ==========      =======
  High Income Subaccount...............................      58,985.29          21,974.60       80,959.89      $149.22
                                                                                               ==========      =======
  Overseas Subaccount..................................     106,169.28          38,932.76      145,102.04      $145.43
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................     147,185.70           7,024.14      154,209.84      $184.64
                                                                                               ==========      =======
  Index 500 Subaccount.................................     193,602.11          91,188.87      284,790.98      $291.65
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................      41,538.00          22,677.82       64,215.82      $138.77
                                                                                               ==========      =======
  Contrafund Subaccount................................     114,795.75          54,431.18      169,226.93      $177.81
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................      19,860.09          12,892.75       32,752.84      $126.21
                                                                                               ==========      =======
  Partners Subaccount..................................             --          10,905.60       10,905.60      $ 93.15
                                                                                               ==========      =======
  Growth Subaccount....................................      83,083.12           8,708.89       91,792.01      $209.43
                                                                                               ==========      =======
  Balanced Subaccount..................................      26,559.52           2,573.27       29,132.79      $173.47
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................      19,032.06           5,509.53       24,541.59      $137.05
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............      13,044.75           1,532.44       14,577.19      $ 87.49
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........      41,171.92          24,339.05       65,510.97      $ 65.42
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............             --           2,410.29        2,410.29      $ 85.52
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......     113,895.67          45,759.07      159,654.74      $117.65
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................      41,632.64          (1,416.64)      40,216.00      $114.02
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                            OPTIONS PREMIER
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................       5,581.86            3,928.63         9,510.49       $295.27
                                                                                            =========       =======
  Money Market Subaccount........................      31,379.27           20,556.21        51,935.48       $145.42
                                                                                            =========       =======
  Bond Subaccount................................       1,181.96            2,859.99         4,041.95       $177.07
                                                                                            =========       =======
  Managed Subaccount.............................         822.20            1,165.80         1,988.00       $250.75
                                                                                            =========       =======
  Aggressive Growth Subaccount...................       1,097.05            5,486.08         6,583.13       $348.44
                                                                                            =========       =======
  International Subaccount.......................       1,622.01            3,955.85         5,577.86       $220.92
                                                                                            =========       =======
  All Pro Large Cap Growth Subaccount............       5,710.61           20,622.72        26,333.33       $117.37
                                                                                            =========       =======
  All Pro Large Cap Value Subaccount.............       3,980.13           11,711.94        15,692.07       $100.22
                                                                                            =========       =======
  All Pro Small Cap Growth Subaccount............       4,495.14           24,628.51        29,123.65       $145.63
                                                                                            =========       =======
  All Pro Small Cap Value Subaccount.............       3,405.52           12,306.14        15,711.66       $ 89.89
                                                                                            =========       =======
  Equity 500 Index Subaccount**..................      19,590.51           34,056.42        53,646.93       $314.36
                                                                                            =========       =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................       8,193.71           13,146.76        21,340.47       $270.08
                                                                                            =========       =======
  Growth Subaccount..............................      13,506.91           44,277.53        57,784.44       $330.94
                                                                                            =========       =======
  High Income Subaccount.........................       1,251.22            5,565.35         6,816.57       $123.26
                                                                                            =========       =======
  Overseas Subaccount............................       3,940.38           19,466.02        23,406.40       $165.29
                                                                                            =========       =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       2,716.81            7,254.92         9,971.73       $194.13
                                                                                            =========       =======
  Investment Grade Bond Subaccount...............       5,053.99            8,055.25        13,109.24       $150.45
                                                                                            =========       =======
  Contrafund Subaccount..........................      16,401.77           34,894.67        51,296.44       $203.24
                                                                                            =========       =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............       2,316.02            3,972.34         6,288.36       $134.73
                                                                                            =========       =======
  Partners Subaccount............................       2,095.30            6,582.39         8,677.69       $ 99.22
                                                                                            =========       =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         795.29              574.01         1,369.30       $126.79
                                                                                            =========       =======
  Van Eck Worldwide Hard Assets Subaccount.......         499.45              949.02         1,448.47       $116.20
                                                                                            =========       =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................       3,572.75           11,526.47        15,099.22       $ 75.04
                                                                                            =========       =======
  Van Eck Worldwide Real Estate Subaccount.......         583.84            1,550.04         2,133.88       $ 98.00
                                                                                            =========       =======

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                            OPTIONS PREMIER
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................       4,910.19           18,287.03        23,197.22       $121.02
                                                                                            =========       =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................             --           16,375.53        16,375.53       $ 83.71
                                                                                            =========       =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................             --            2,877.44         2,877.44       $ 99.30
                                                                                            =========       =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                            OPTIONS PREMIER
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................         --                5,581.86         5,581.86       $271.14
                                                                                            =========       =======
  Money Market Subaccount........................         --               31,379.27        31,379.27       $138.03
                                                                                            =========       =======
  Bond Subaccount................................         --                1,181.96         1,181.96       $162.75
                                                                                            =========       =======
  Managed Subaccount.............................         --                  822.20           822.20       $232.16
                                                                                            =========       =======
  Aggressive Growth Subaccount...................         --                1,097.05         1,097.05       $253.74
                                                                                            =========       =======
  International Subaccount.......................         --                1,622.01         1,622.01       $229.00
                                                                                            =========       =======
  All Pro Large Cap Growth Subaccount............         --                5,710.61         5,710.61       $145.90
                                                                                            =========       =======
  All Pro Large Cap Value Subaccount.............         --                3,980.13         3,980.13       $ 99.22
                                                                                            =========       =======
  All Pro Small Cap Growth Subaccount............         --                4,495.14         4,495.14       $185.96
                                                                                            =========       =======
  All Pro Small Cap Value Subaccount.............         --                3,405.52         3,405.52       $ 74.92
                                                                                            =========       =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................         --                8,193.71         8,193.71       $250.97
                                                                                            =========       =======
  Growth Subaccount..............................         --               13,506.91        13,506.91       $374.55
                                                                                            =========       =======
  High Income Subaccount.........................         --                1,251.22         1,251.22       $160.18
                                                                                            =========       =======
  Overseas Subaccount............................         --                3,940.38         3,940.38       $205.87
                                                                                            =========       =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................         --                2,716.81         2,716.81       $203.59
                                                                                            =========       =======
  Index 500 Subaccount...........................         --               19,590.51        19,590.51       $348.85
                                                                                            =========       =======
  Investment Grade Bond Subaccount...............         --                5,053.99         5,053.99       $136.28
                                                                                            =========       =======
  Contrafund Subaccount..........................         --               16,401.77        16,401.77       $219.28
                                                                                            =========       =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         --                2,316.02         2,316.02       $127.12
                                                                                            =========       =======
  Partners Subaccount............................         --                2,095.30         2,095.30       $ 99.27
                                                                                            =========       =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         --                  795.29           795.29       $125.38
                                                                                            =========       =======
  Van Eck Worldwide Hard Assets Subaccount.......         --                  499.45           499.45       $105.08
                                                                                            =========       =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................         --                3,572.75         3,572.75       $130.05
                                                                                            =========       =======
  Van Eck Worldwide Real Estate Subaccount.......         --                  583.84           583.84       $ 83.17
                                                                                            =========       =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                            OPTIONS PREMIER
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................         --                4,910.19         4,910.19       $167.47
                                                                                            =========       =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................         --                      --               --            --
                                                                                            =========       =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................         --                      --               --            --
                                                                                            =========       =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                        SURVIVOR OPTIONS PREMIER
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................           --               392.12           392.12        $295.27
                                                                                            ========        =======
  Money Market Subaccount........................       357.35             3,024.77         3,382.12        $145.42
                                                                                            ========        =======
  Bond Subaccount................................           --                25.07            25.07        $177.07
                                                                                            ========        =======
  Managed Subaccount.............................           --                37.11            37.11        $250.75
                                                                                            ========        =======
  Aggressive Growth Subaccount...................           --               323.75           323.75        $348.44
                                                                                            ========        =======
  International Subaccount.......................           --               148.84           148.84        $220.92
                                                                                            ========        =======
  All Pro Large Cap Growth Subaccount............         6.63               953.96           960.59        $117.37
                                                                                            ========        =======
  All Pro Large Cap Value Subaccount.............         9.74               441.86           451.60        $100.22
                                                                                            ========        =======
  All Pro Small Cap Growth Subaccount............         5.20               889.27           894.47        $145.63
                                                                                            ========        =======
  All Pro Small Cap Value Subaccount.............        12.90               526.21           539.11        $ 89.89
                                                                                            ========        =======
  Equity 500 Index Subaccount**..................           --             2,119.40         2,119.40        $314.36
                                                                                            ========        =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................           --               956.78           956.78        $270.08
                                                                                            ========        =======
  Growth Subaccount..............................           --             1,898.88         1,898.88        $330.94
                                                                                            ========        =======
  High Income Subaccount.........................           --                55.46            55.46        $123.26
                                                                                            ========        =======
  Overseas Subaccount............................        14.08               470.44           484.52        $165.29
                                                                                            ========        =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................           --               644.49           644.49        $194.13
                                                                                            ========        =======
  Investment Grade Bond Subaccount...............           --               241.30           241.30        $150.45
                                                                                            ========        =======
  Contrafund Subaccount..........................         8.82             2,238.56         2,247.38        $203.24
                                                                                            ========        =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............           --               337.00           337.00        $134.73
                                                                                            ========        =======
  Partners Subaccount............................           --               126.17           126.17        $ 99.22
                                                                                            ========        =======

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                        SURVIVOR OPTIONS PREMIER
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         7.71                 8.07            15.78        $126.79
                                                                                            ========        =======
  Van Eck Worldwide Hard Assets Subaccount.......           --               153.55           153.55        $116.20
                                                                                            ========        =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................           --               643.26           643.26        $ 75.04
                                                                                            ========        =======
  Van Eck Worldwide Real Estate Subaccount.......           --               206.22           206.22        $ 98.00
                                                                                            ========        =======
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................           --               777.11           777.11        $121.02
                                                                                            ========        =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................           --               838.02           838.02        $ 83.71
                                                                                            ========        =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................           --                49.18            49.18        $ 99.30
                                                                                            ========        =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                        SURVIVOR OPTIONS PREMIER
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................         --                    --               --              --
                                                                                             ======         =======
  Money Market Subaccount........................         --                357.35           357.35         $138.03
                                                                                             ======         =======
  Bond Subaccount................................         --                    --               --              --
                                                                                             ======         =======
  Managed Subaccount.............................         --                    --               --              --
                                                                                             ======         =======
  Aggressive Growth Subaccount...................         --                    --               --              --
                                                                                             ======         =======
  International Subaccount.......................         --                    --               --              --
                                                                                             ======         =======
  All Pro Large Cap Growth Subaccount............         --                  6.63             6.63         $145.90
                                                                                             ======         =======
  All Pro Large Cap Value Subaccount.............         --                  9.74             9.74         $ 99.22
                                                                                             ======         =======
  All Pro Small Cap Growth Subaccount............         --                  5.20             5.20         $185.96
                                                                                             ======         =======
  All Pro Small Cap Value Subaccount.............         --                 12.90            12.90         $ 74.92
                                                                                             ======         =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................         --                    --               --              --
                                                                                             ======         =======
  Growth Subaccount..............................         --                    --               --              --
                                                                                             ======         =======
  High Income Subaccount.........................         --                    --               --              --
                                                                                             ======         =======
  Overseas Subaccount............................         --                 14.08            14.08         $205.87
                                                                                             ======         =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................         --                    --               --              --
                                                                                             ======         =======
  Index 500 Subaccount...........................         --                    --               --              --
                                                                                             ======         =======
  Investment Grade Bond Subaccount...............         --                    --               --              --
                                                                                             ======         =======
  Contrafund Subaccount..........................         --                  8.82             8.82         $219.28
                                                                                             ======         =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         --                    --               --              --
                                                                                             ======         =======
  Partners Subaccount............................         --                    --               --              --
                                                                                             ======         =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         --                  7.71             7.71         $125.38
                                                                                             ======         =======
  Van Eck Worldwide Hard Assets Subaccount.......         --                    --               --              --
                                                                                             ======         =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................         --                    --               --              --
                                                                                             ======         =======
  Van Eck Worldwide Real Estate Subaccount.......         --                    --               --              --
                                                                                             ======         =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                        SURVIVOR OPTIONS PREMIER
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................         --                    --               --              --
                                                                                             ======         =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................         --                    --               --              --
                                                                                             ======         =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................         --                    --               --              --
                                                                                             ======         =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                         SURVIVOR OPTIONS ELITE
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................        12.65               232.36           245.01        $295.27
                                                                                            ========        =======
  Money Market Subaccount........................       512.55             5,979.44         6,491.99        $145.42
                                                                                            ========        =======
  Bond Subaccount................................        14.45               121.63           136.08        $177.07
                                                                                            ========        =======
  Managed Subaccount.............................        10.17                21.81            31.98        $250.75
                                                                                            ========        =======
  Aggressive Growth Subaccount...................         6.77               513.21           519.98        $348.44
                                                                                            ========        =======
  International Subaccount.......................        38.89               837.01           875.90        $220.92
                                                                                            ========        =======
  All Pro Large Cap Growth Subaccount............         1.68             1,530.30         1,531.98        $117.37
                                                                                            ========        =======
  All Pro Large Cap Value Subaccount.............         2.04               569.72           571.76        $100.22
                                                                                            ========        =======
  All Pro Small Cap Growth Subaccount............         1.25             2,099.26         2,100.51        $145.63
                                                                                            ========        =======
  All Pro Small Cap Value Subaccount.............       117.26               967.38         1,084.64        $ 89.89
                                                                                            ========        =======
  Equity 500 Index Subaccount**..................       218.81             3,865.15         4,083.96        $314.36
                                                                                            ========        =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................        27.14             1,873.31         1,900.45        $270.08
                                                                                            ========        =======
  Growth Subaccount..............................        32.22             3,566.93         3,599.15        $330.94
                                                                                            ========        =======
  High Income Subaccount.........................           --               556.93           556.93        $123.26
                                                                                            ========        =======
  Overseas Subaccount............................        43.51             2,686.83         2,730.34        $165.29
                                                                                            ========        =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................        11.60             2,235.11         2,246.71        $194.13
                                                                                            ========        =======
  Investment Grade Bond Subaccount...............        31.08               382.29           413.37        $150.45
                                                                                            ========        =======
  Contrafund Subaccount..........................        26.13             3,614.70         3,640.83        $203.24
                                                                                            ========        =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............       100.05               330.97           431.02        $134.73
                                                                                            ========        =======
  Partners Subaccount............................        69.00               264.05           333.05        $ 99.22
                                                                                            ========        =======

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                         SURVIVOR OPTIONS ELITE
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............           --               129.77           129.77        $126.79
                                                                                            ========        =======
  Van Eck Worldwide Hard Assets Subaccount.......        40.77               603.11           643.88        $116.20
                                                                                            ========        =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................        35.25             1,723.77         1,759.02        $ 75.04
                                                                                            ========        =======
  Van Eck Worldwide Real Estate Subaccount.......        51.65               308.01           359.66        $ 98.00
                                                                                            ========        =======
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................        15.54             1,980.24         1,995.78        $121.02
                                                                                            ========        =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................           --             1,640.01         1,640.01        $ 83.71
                                                                                            ========        =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................           --               267.01           267.01        $ 99.30
                                                                                            ========        =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                         SURVIVOR OPTIONS ELITE
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................         --                 12.65            12.65         $271.14
                                                                                             ======         =======
  Money Market Subaccount........................         --                512.55           512.55         $138.03
                                                                                             ======         =======
  Bond Subaccount................................         --                 14.45            14.45         $162.75
                                                                                             ======         =======
  Managed Subaccount.............................         --                 10.17            10.17         $232.16
                                                                                             ======         =======
  Aggressive Growth Subaccount...................         --                  6.77             6.77         $253.74
                                                                                             ======         =======
  International Subaccount.......................         --                 38.89            38.89         $229.00
                                                                                             ======         =======
  All Pro Large Cap Growth Subaccount............         --                  1.68             1.68         $145.90
                                                                                             ======         =======
  All Pro Large Cap Value Subaccount.............         --                  2.04             2.04         $ 99.22
                                                                                             ======         =======
  All Pro Small Cap Growth Subaccount............         --                  1.25             1.25         $185.96
                                                                                             ======         =======
  All Pro Small Cap Value Subaccount.............         --                117.26           117.26         $ 74.92
                                                                                             ======         =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................         --                 27.14            27.14         $250.97
                                                                                             ======         =======
  Growth Subaccount..............................         --                 32.22            32.22         $374.55
                                                                                             ======         =======
  High Income Subaccount.........................         --                    --               --              --
                                                                                             ======         =======
  Overseas Subaccount............................         --                 43.51            43.51         $205.87
                                                                                             ======         =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................         --                 11.60            11.60         $203.59
                                                                                             ======         =======
  Index 500 Subaccount...........................         --                218.81           218.81         $348.85
                                                                                             ======         =======
  Investment Grade Bond Subaccount...............         --                 31.08            31.08         $136.28
                                                                                             ======         =======
  Contrafund Subaccount..........................         --                 26.13            26.13         $219.28
                                                                                             ======         =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         --                100.05           100.05         $127.12
                                                                                             ======         =======
  Partners Subaccount............................         --                 69.00            69.00         $ 99.27
                                                                                             ======         =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                         SURVIVOR OPTIONS ELITE
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         --                    --               --              --
                                                                                             ======         =======
  Van Eck Worldwide Hard Assets Subaccount.......         --                 40.77            40.77         $105.08
                                                                                             ======         =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................         --                 35.25            35.25         $130.05
                                                                                             ======         =======
  Van Eck Worldwide Real Estate Subaccount.......         --                 51.65            51.65         $ 83.17
                                                                                             ======         =======
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................         --                 15.54            15.54         $167.47
                                                                                             ======         =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................         --                    --               --              --
                                                                                             ======         =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................         --                    --               --              --
                                                                                             ======         =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS
Provident Mutual makes certain deductions from premiums before amounts are allocated to each Subaccount selected by the policyholder. The deductions may include (1) administrative charges, (2) state premium taxes, (3) premium processing charges, (4) premiums for supplementary benefits, (5) premiums for extra mortality risks, (6) sales charges, (7) premiums for optional benefits,
(8) a risk charge for the guaranteed minimum death benefit, and (9) Federal tax charges. Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original policy documents for specific charges assessed.

In addition to the aforementioned charges, each Subaccount is charged for mortality and expense risks assumed by Provident Mutual. The annual rates charged to cover these risks range from 0.35% to 0.75% of the net assets held for the benefit of policyholders. For some policyholders, this may be increased on a prospective basis, but cannot exceed 0.90%.

Each Subaccount is also charged by Provident Mutual for the cost of insurance protection. For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. Depending upon the type of policy, additional monthly deductions may be made for (1) administrative charges, (2) minimum death benefit charges, (3) first year policy charges and
(4) supplementary charges. See original policy documents for additional monthly charges. These charges are included in the statements of changes in net assets.

During any given policy year, the first four or twelve transfers (depending on the policy) by a policyholder of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge are assessed. These charges are recorded as administrative charges in the statements of changes in net assets.

For scheduled premium and single premium policies, Provident Mutual has agreed to make a daily adjustment to the net rate of return of the Growth, Money Market and Bond Subaccounts to offset completely all Market Street Fund, Inc. expenses charged to the portfolios in which the Subaccounts invest, except for (1) all brokers' commissions, (2) transfer taxes, investment advisory fees and other fees and expenses for services relating to purchases and sales of portfolio investments, and (3) income tax

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS, CONTINUED

liabilities. The total amounts reimbursed for the Growth, Money Market and Bond Subaccounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                                                            MONEY
                                                              GROWTH        MARKET         BOND
                                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                            ----------    ----------    ----------
Year ending December 31,
     2000...............................................     $32,698        $1,754        $2,901
     1999...............................................     $ 8,226            --        $1,010
     1998...............................................     $ 4,864            --        $1,300

These amounts are shown as an operating expense reimbursement reducing total expenses in the statements of operations.

Provident Mutual makes a daily asset charge against the assets of the Zero Coupon Bond 2006 Series Subaccount. The charge is to reimburse Provident Mutual for the transaction charge paid directly by Provident Mutual to MLPFS on the sale of the Zero Coupon Trust units to the Zero Coupon Bond 2006 Series Subaccount. Provident Mutual pays these amounts from General Account assets. The amount of the asset charge currently is equivalent to an effective annual rate of .25% of the average daily net assets of the Subaccount. This amount may be increased in the future, but in no event will it exceed an effective annual rate of .50%. The charge will be cost based (taking into account the loss of interest) with no anticipated element of profit for Provident Mutual.

                                PROVIDENT MUTUAL
                             LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

              REPORT ON AUDIT OF CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Provident Mutual Life Insurance Company:

In our opinion, the accompanying consolidated statements of financial condition and related consolidated statements of operations, of equity and of cash flows present fairly, in all material respects, the financial position of Provident Mutual Life Insurance Company and Subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 2, 2001

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
                             (DOLLARS IN THOUSANDS)

                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 2000          1999
                                                              ----------    ----------
ASSETS
Investments:
  Fixed maturities:
     Available for sale, at market (cost: 2000-$2,743,643;
      1999-$2,904,087)......................................  $2,610,988    $2,765,156
     Held to maturity, at amortized cost (market:
      2000-$268,295; 1999-$323,318).........................     261,399       323,753
  Equity securities, at market (cost: 2000-$18,549;
     1999-$19,050)..........................................      18,912        20,326
  Mortgage loans............................................     594,805       559,818
  Real estate...............................................      29,068        25,873
  Policy loans and premium notes............................     374,654       366,046
  Other invested assets.....................................      44,298        22,850
                                                              ----------    ----------
       Total investments....................................   3,934,124     4,083,822
                                                              ----------    ----------
Cash and cash equivalents...................................      64,872        60,253
Premiums due................................................      10,241        11,477
Investment income due and accrued...........................      70,984        74,629
Deferred policy acquisition costs...........................     899,709       850,689
Reinsurance recoverable.....................................     161,085       155,871
Separate account assets.....................................   3,899,996     3,891,828
Other assets................................................     122,456        93,375
                                                              ----------    ----------
       Total assets.........................................  $9,163,467    $9,221,944
                                                              ==========    ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................  $3,858,533    $4,028,813
  Policyholder funds........................................     145,506       146,685
  Policyholder dividends payable............................      34,925        34,738
  Other policy obligations..................................      20,695        20,259
                                                              ----------    ----------
       Total policy liabilities.............................   4,059,659     4,230,495
                                                              ----------    ----------
Expenses payable............................................      21,337        28,763
Taxes payable...............................................       8,617         6,497
Federal income taxes payable:
  Current...................................................      32,201        32,239
  Deferred..................................................      45,498        26,679
Separate account liabilities................................   3,865,636     3,861,305
Other liabilities...........................................      76,839        85,022
                                                              ----------    ----------
       Total liabilities....................................   8,109,787     8,271,000
                                                              ----------    ----------
COMMITMENTS AND CONTINGENCIES -- NOTE 10
EQUITY
  Retained earnings.........................................   1,100,582       995,150
  Accumulated other comprehensive income:
     Net unrealized (depreciation) appreciation on
      securities............................................     (46,902)      (44,206)
                                                              ----------    ----------
       Total equity.........................................   1,053,680       950,944
                                                              ----------    ----------
       Total liabilities and equity.........................  $9,163,467    $9,221,944
                                                              ==========    ==========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)

                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------
                                                               2000        1999        1998
                                                             --------    --------    --------
REVENUES
Policy and contract charges................................  $173,597    $156,463    $126,282
Premiums...................................................   189,913     197,454     206,376
Net investment income......................................   320,110     332,576     352,690
Other income...............................................    67,267      62,611      55,596
Net realized (losses) gains on investments.................    (2,889)     (2,037)      6,780
                                                             --------    --------    --------
  Total revenues...........................................   747,998     747,067     747,724
                                                             --------    --------    --------
BENEFITS AND EXPENSES
Policy and contract benefits...............................   228,321     224,797     226,802
Change in future policyholder benefits.....................    89,978     112,118     138,001
Operating expenses.........................................    72,583      75,567      82,290
Amortization of deferred policy acquisition costs..........    86,312      80,420      72,926
Policyholder dividends.....................................    68,529      67,595      65,648
Noninsurance commissions and expenses......................    47,359      44,951      35,649
                                                             --------    --------    --------
  Total benefits and expenses..............................   593,082     605,448     621,316
                                                             --------    --------    --------
     Income before income taxes............................   154,916     141,619     126,408
Income tax expense (benefit):
  Current..................................................    29,213      36,646      46,953
  Deferred.................................................    20,271      10,981      (8,085)
                                                             --------    --------    --------
     Total income tax expense..............................    49,484      47,627      38,868
                                                             --------    --------    --------
       Net income..........................................  $105,432    $ 93,992    $ 87,540
                                                             ========    ========    ========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                             (DOLLARS IN THOUSANDS)

                                                                          NET
                                                                       UNREALIZED
                                                                      APPRECIATION
                                                        RETAINED     (DEPRECIATION)      TOTAL
                                                        EARNINGS     ON SECURITIES       EQUITY
                                                       ----------    --------------    ----------
Balance at January 1, 1998...........................  $  813,618       $ 30,664       $  844,282
                                                                                       ----------
  Comprehensive income
     Net income......................................      87,540             --           87,540
     Other comprehensive income, net of tax:
       Change in unrealized appreciation
          (depreciation) on securities...............          --          3,301            3,301
                                                                                       ----------
  Total comprehensive income.........................                                      90,841
                                                       ----------       --------       ----------
Balance at December 31, 1998.........................     901,158         33,965          935,123
                                                                                       ----------
  Comprehensive income
     Net income......................................      93,992             --           93,992
     Other comprehensive income, net of tax:
       Change in unrealized appreciation
          (depreciation) on securities...............          --        (78,171)         (78,171)
                                                                                       ----------
  Total comprehensive income.........................                                      15,821
                                                       ----------       --------       ----------
Balance at December 31, 1999.........................     995,150        (44,206)         950,944
                                                                                       ----------
  Comprehensive income
     Net income......................................     105,432             --          105,432
     Other comprehensive income, net of tax:
       Change in unrealized appreciation
          (depreciation) on securities...............          --         (2,696)          (2,696)
                                                                                       ----------
  Total comprehensive income.........................                                     102,736
                                                       ----------       --------       ----------
Balance at December 31, 2000.........................  $1,100,582       $(46,902)      $1,053,680
                                                       ==========       ========       ==========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                                     YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------
                                                                 2000          1999          1998
                                                              -----------   -----------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   105,432   $    93,992   $    87,540
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Interest credited to variable universal life and
    investment products.....................................       99,997       105,104       124,693
  Amortization of deferred policy acquisition costs.........       86,312        80,420        72,926
  Capitalization of deferred policy acquisition costs.......     (144,388)     (124,056)     (140,052)
  Deferred income taxes.....................................       20,271        10,981        (8,085)
  Net realized losses (gains) on investments................        2,889         2,037        (6,780)
  Change in reinsurance recoverable.........................       (5,214)       (3,040)      346,657
  Change in policy liabilities and other policyholders'
    funds of traditional life products......................      (76,925)      (57,179)     (342,412)
  Other, net................................................      (25,551)      (49,595)       10,664
                                                              -----------   -----------   -----------
    Net cash provided by operating activities...............       62,823        58,664       145,151
                                                              -----------   -----------   -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Available for sale securities.............................      296,332       190,329       302,781
  Held to maturity securities...............................        5,128            --         4,806
  Equity securities.........................................        2,174        12,860        27,543
  Real estate...............................................        2,186        17,988        27,740
  Other invested assets.....................................        6,128         6,052        25,080
Proceeds from maturities of investments:
  Available for sale securities.............................      279,616       332,182       348,101
  Held to maturity securities...............................       63,282        58,716        76,483
  Mortgage loans............................................       72,738       154,440       121,076
Purchases of investments:
  Available for sale securities.............................     (424,739)     (504,973)     (926,699)
  Held to maturity securities...............................       (6,293)       (1,083)      (23,624)
  Equity securities.........................................         (256)          (74)      (32,339)
  Mortgage loans............................................     (113,478)      (78,572)     (107,728)
  Real estate...............................................         (697)         (621)         (856)
  Other invested assets.....................................      (26,138)      (18,633)      (11,342)
Contributions of separate account seed money................       (2,536)       (1,774)      (20,826)
Withdrawals of separate account seed money..................           --            --         1,954
Policy loans and premium notes, net.........................       (8,608)       (3,665)       (3,711)
Additions to property and equipment.........................       (8,679)       (4,599)       (3,673)
                                                              -----------   -----------   -----------
    Net cash provided by (used in) investing activities.....      136,160       158,573      (195,234)
                                                              -----------   -----------   -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....      945,308       827,800     1,228,552
Variable universal life and investment product withdrawals
  and fees..................................................   (1,139,672)   (1,066,189)   (1,107,827)
                                                              -----------   -----------   -----------
    Net cash (used in) provided by financing activities.....     (194,364)     (238,389)      120,725
                                                              -----------   -----------   -----------
    Net change in cash and cash equivalents.................        4,619       (21,152)       70,642
Cash and cash equivalents, beginning of year................       60,253        81,405        10,763
                                                              -----------   -----------   -----------
Cash and cash equivalents, end of year......................  $    64,872   $    60,253   $    81,405
                                                              ===========   ===========   ===========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for income taxes..................  $    28,772   $    38,821   $    54,863
                                                              ===========   ===========   ===========
Foreclosure of mortgage loans...............................  $     7,050   $     5,394   $     8,848
                                                              ===========   ===========   ===========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Provident Mutual Life Insurance Company (Provident Mutual) is organized as a mutual life insurance company.

Provident Mutual's wholly-owned subsidiaries are Providentmutual Life and Annuity Company of America (PLACA), Provident Mutual International Life Insurance Company (PMILIC) and Providentmutual Holding Company (PHC), and together with Provident Mutual, these are defined collectively as the "Company."

The Company sells individual variable and traditional life insurance products, individual and group annuity products and investment products. The Company also maintains a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, Puerto Rico and the District of Columbia, each of which has regulatory oversight. Sales in 17 states accounted for 84% of the Company's sales for the year ended December 31, 2000. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states.

PLACA specializes primarily in the development and sale of various annuity products and also sells certain variable and traditional life insurance products, also sold by Provident Mutual, through a personal producing general agency sales force.

PMILIC's business consists of life insurance assumed from Provident Mutual.

PHC is a downstream holding company with two major subsidiaries: Sigma American Corporation (Sigma) and 1717 Capital Management Company (1717CMC). Sigma is a general partner in a joint venture that provides investment advisory, mutual fund distribution, trust and administrative services to a group of mutual funds and other parties. 1717CMC is a full-service broker/dealer, operating on a fully disclosed basis, engaged in the distribution of investment company shares, general securities, and other securities and services. 1717CMC is the principal distributor of variable life insurance policies and variable annuity contracts issued by both Provident Mutual and PLACA.

BASIS OF PRESENTATION

The consolidated financial statements include the accounts of Provident Mutual and its wholly-owned subsidiaries. Intercompany transactions have been eliminated. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). Certain prior year amounts have been reclassified to conform with the current year presentation.

Various entities within the Company prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of investment valuation allowances.

Statutory net income was $84.5 million, $82.1 million and $70.8 million for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory surplus was $488.2 million and $434.2 million as of December 31, 2000 and 1999, respectively.

The preparation of the accompanying consolidated financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost.

Equity securities (common and preferred stocks) are reported at market value. Unrealized appreciation/ depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs.

Fixed maturity and equity securities that have experienced an other than temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $8.1 million and $11.2 million at December 31, 2000 and 1999, respectively.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company is carried at cost less accumulated depreciation. Foreclosed real estate is carried at the lower of cost or fair market value, less encumbrances. The straight line method of depreciation is used for real estate occupied by the Company.

Other invested assets consist primarily of real estate joint ventures carried on the equity basis and limited partnerships carried at the lower of cost or fair market value. The Company receives preferred returns and interest on loans/capital advances made to the real estate joint ventures.

Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

It is the Company's policy to use derivatives (exchange-traded or over-the-counter financial instruments whose value is based upon or derived from a specific underlying index or commodity) for the purpose of reducing exposure to interest rate fluctuations, but not for income generation or speculative purposes. Derivatives utilized by the Company are long and short positions on United States Treasury notes and bond futures and certain interest rate swaps.

The net interest effect of futures transactions is settled on a daily basis. Cash paid or received is recorded daily, along with a receivable/payable, to settle the futures contract prior to the contract termination. The receivable/payable is carried until the contract is terminated and the remaining balance is included in either net investment income or realized gain or loss. Upon termination of a futures contract that is identified to a specific security, any gain or loss is deferred and amortized to net investment income over the expected remaining life of the hedged security. If the futures contract is not identified to a specific security, any gain or loss on termination is reported as a realized gain or loss.

Interest rate swaps are settled on the contract date. Cash paid or received is reported as an adjustment to net investment income.

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." This Statement requires that all derivatives be recorded at fair value in the statement of financial condition as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133," which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt the provisions of SFAS No. 133 effective January 1, 2001. The Company has reviewed the provisions of SFAS No. 133 and has determined that its impact on the consolidated financial statements will not be material.

Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining measurement and recognition of a liability or an asset for insurance-related assessments. The adoption of SOP 97-3 did not have a material effect on the results of operations or the financial position of the Company.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Variable Life Insurance and Investment-Type Products

Variable life products include fixed premium variable life and flexible premium variable universal life. Investment-type products consist primarily of guaranteed investment contracts (GICs) and single premium and flexible premium annuity contracts.

Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

  Traditional Life Insurance Products

Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, they pay dividends, as declared annually by the Company based on experience.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

PREMIUMS, CHARGES AND BENEFITS

  Traditional Life Insurance and Accident and Health Insurance Products

Premiums for individual life policies are recognized when due; premiums for accident and health and all other policies are reported as earned proportionately over their policy terms.

Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except those deferred) are charged to income as incurred.

  Variable Life Insurance and Investment-Type Products

Revenues for variable life insurance and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the consolidated statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity policies, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other policies, the account balances were credited at interest rates which ranged from 4.0% to 9.2%, in 2000.

  Deferred Policy Acquisition Costs

The costs that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average investment yields, before realized capital gains and losses, in the calculation of expected gross margins were 8.0% for 2000, 8.0% for 1999 and 8.25% for 1998.

Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other than temporary.

POLICYHOLDER DIVIDENDS

Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year.

Dividends are included in the accompanying consolidated financial statements as a liability and as a charge to operations.

REINSURANCE

Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

SEPARATE ACCOUNTS

Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable life insurance policyholders, variable annuity contractholders and several of the Company's retirement plans.

The contractholders/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value.

For guaranteed contracts, the separate account assets and liabilities are carried at historical cost. The guaranteed contracts are maintained in a separate account for statutory purposes. Due to the guaranteed return, this separate account is included in the general account assets and liabilities for GAAP purposes.

FEDERAL INCOME TAXES

Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying consolidated financial statements and those in the Company's income tax returns.

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 2000 and 1999 (in millions):

                                             DECEMBER 31, 2000       DECEMBER 31, 1999
                                            --------------------    --------------------
                                              FAIR      CARRYING      FAIR      CARRYING
                                             VALUE       VALUE       VALUE       VALUE
                                            --------    --------    --------    --------
ASSETS
Fixed maturities:
  Available for sale......................  $2,611.0    $2,611.0    $2,765.2    $2,765.2
  Held to maturity........................    $268.3      $261.4      $323.3      $323.8
Equity securities.........................     $18.9       $18.9       $20.3       $20.3
Mortgage loans............................    $617.2      $594.8      $557.3      $559.8
LIABILITIES FOR INVESTMENT-TYPE INSURANCE
  CONTRACTS
Guaranteed interest contracts.............     $21.1       $21.0      $100.5      $100.6
Group annuities...........................  $1,730.2    $1,754.0    $1,718.8    $1,740.9
Supplementary contracts without life
  contingencies...........................     $28.4       $27.7       $28.3       $28.6
Individual annuities......................  $1,880.9    $1,923.1    $2,028.9    $2,085.1

The underlying investment risk of the Company's variable life and variable annuity contracts is assumed by the policyholder. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

MORTGAGE LOANS

Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

POLICY LOANS

Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

GUARANTEED INTEREST CONTRACTS

The fair value of GIC liabilities is based upon discounted future cash flows. Contract account balances are accumulated to the maturity dates at the guaranteed rate of interest. Accumulated values are discounted using interest rates for which liabilities with similar durations could be sold. The statement value and fair value of the assets backing up the guaranteed interest contract liabilities were $40.9 million and $41.1 million, respectively, at December 31, 2000 and $102.0 million and $101.9 million, respectively, at December 31, 1999.

GROUP ANNUITIES

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value represents fair value.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

The policyholders' dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3.  MARKETABLE SECURITIES

The amortized cost, gross unrealized gains and losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 2000 and 1999 are as follows (in millions):

                                                                   DECEMBER 31, 2000
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
               AVAILABLE FOR SALE                    COST         GAINS         LOSSES        VALUE
               ------------------                  ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   20.0       $  .6         $   --      $   20.6
Obligations of states and political
  subdivisions...................................      32.0          .7             .2          32.5
Debt securities issued by foreign governments....       1.0          .1             --           1.1
Corporate securities.............................   2,447.4        41.0          177.0       2,311.4
Mortgage-backed securities.......................     243.2         5.2            3.0         245.4
                                                   --------       -----         ------      --------
  Subtotal -- fixed maturities...................   2,743.6        47.6          180.2       2,611.0
Equity securities................................      18.5         1.3             .9          18.9
                                                   --------       -----         ------      --------
  Total..........................................  $2,762.1       $48.9         $181.1      $2,629.9
                                                   ========       =====         ======      ========

                                                                   DECEMBER 31, 2000
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                HELD TO MATURITY                     COST         GAINS         LOSSES        VALUE
                ----------------                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   13.0       $  .7         $   --      $   13.7
Obligations of states and political
  subdivisions...................................       5.9          .3             --           6.2
Debt securities issued by foreign governments....       5.6          .7             --           6.3
Corporate securities.............................     233.7         8.8            3.7         238.8
Mortgage-backed securities.......................       3.2          .1             --           3.3
                                                   --------       -----         ------      --------
  Total..........................................  $  261.4       $10.6         $  3.7      $  268.3
                                                   ========       =====         ======      ========

                                                                   DECEMBER 31, 1999
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
               AVAILABLE FOR SALE                    COST         GAINS         LOSSES        VALUE
               ------------------                  ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   46.9       $  .4         $   .7      $   46.6
Obligations of states and political
  subdivisions...................................      41.6          .6             .5          41.7
Debt securities issued by foreign governments....       1.0          --             --           1.0
Corporate securities.............................   2,556.7        20.8          151.4       2,426.1
Mortgage-backed securities.......................     257.9         2.1           10.2         249.8
                                                   --------       -----         ------      --------
  Subtotal -- fixed maturities...................   2,904.1        23.9          162.8       2,765.2
Equity securities................................      19.0         2.6            1.3          20.3
                                                   --------       -----         ------      --------
  Total..........................................  $2,923.1       $26.5         $164.1      $2,785.5
                                                   ========       =====         ======      ========

                                                                   DECEMBER 31, 1999
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                HELD TO MATURITY                     COST         GAINS         LOSSES        VALUE
                ----------------                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   13.4       $  .3         $   --      $   13.7
Obligations of states and political
  subdivisions...................................       6.4          .2             .2           6.4
Debt securities issued by foreign governments....       6.0          .2             --           6.2
Corporate securities.............................     294.5         5.3            6.3         293.5
Mortgage-backed securities.......................       3.5          --             --           3.5
                                                   --------       -----         ------      --------
  Total..........................................  $  323.8       $ 6.0         $  6.5      $  323.3
                                                   ========       =====         ======      ========

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are as follows (in millions):

                                                              AMORTIZED    ESTIMATED
                     AVAILABLE FOR SALE                         COST       FAIR VALUE
                     ------------------                       ---------    ----------
Due in one year or less.....................................  $  110.8      $  107.0
Due after one year through five years.......................     812.7         807.8
Due after five years through ten years......................     615.2         589.3
Due after ten years.........................................   1,204.9       1,106.9
                                                              --------      --------
  Total.....................................................  $2,743.6      $2,611.0
                                                              ========      ========

                                                              AMORTIZED    ESTIMATED
                      HELD TO MATURITY                          COST       FAIR VALUE
                      ----------------                        ---------    ----------
Due in one year or less.....................................   $ 10.7        $ 10.7
Due after one year through five years.......................     95.4          97.0
Due after five years through ten years......................     81.8          85.6
Due after ten years.........................................     73.5          75.0
                                                               ------        ------
  Total.....................................................   $261.4        $268.3
                                                               ======        ======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

Realized gains (losses) on investments for the years ended December 31, 2000, 1999 and 1998 are summarized as follows (in millions):

                                                              2000     1999     1998
                                                              -----    -----    -----
Fixed maturities............................................  $(2.7)   $(9.0)   $(9.2)
Equity securities...........................................    1.4      1.5      2.8
Mortgage loans..............................................   (1.4)      --       .7
Real estate.................................................   (1.8)     (.6)     6.6
Other invested assets.......................................    1.6      6.1      8.9
Other assets................................................     --       --     (3.0)
                                                              -----    -----    -----
  Total.....................................................  $(2.9)   $(2.0)   $ 6.8
                                                              =====    =====    =====

During 2000, the Company sold a held to maturity security with an amortized cost of $5.0 million, resulting in a realized gain of $.1 million. During 1998, the Company sold held to maturity securities with an amortized cost of $5.6 million, resulting in a realized loss of $.8 million. The securities were sold in response to significant deterioration in the creditworthiness of the issuers.

Net unrealized (depreciation) appreciation on available for sale securities as of December 31, 2000 and 1999 is summarized as follows (in millions):

                                                               2000       1999
                                                              -------    -------
Net unrealized (depreciation) appreciation before
  adjustments for the following:............................  $(132.2)   $(137.6)
  Amortization of deferred policy acquisition costs.........     60.1       69.6
  Deferred Federal income taxes.............................     25.2       23.8
                                                              -------    -------
Net unrealized (depreciation) appreciation..................  $ (46.9)   $ (44.2)
                                                              =======    =======

Net investment income, by type of investment, is as follows for the years ending December 31, 2000, 1999 and 1998 (in millions):

                                                            2000      1999      1998
                                                           ------    ------    ------
Gross investment income:
Fixed maturities:
  Available for sale.....................................  $219.7    $222.9    $225.2
  Held to maturity.......................................    21.8      30.6      34.4
Equity securities........................................      .3        .2        .5
Mortgage loans...........................................    50.2      53.9      59.1
Real estate..............................................     4.3       5.3       6.6
Policy loans.............................................    24.7      23.9      24.2
Other invested assets....................................    12.1       7.3      15.3
Cash and cash equivalents................................     2.4       2.3       3.3
Other, net...............................................      .3        .1        --
                                                           ------    ------    ------
                                                            335.8     346.5     368.6
Less investment expenses.................................   (15.7)    (13.9)    (15.9)
                                                           ------    ------    ------
Net investment income....................................  $320.1    $332.6    $352.7
                                                           ======    ======    ======

The Company's portfolio includes an available for sale note carried at $38.2 million acquired in 1998, prior to the effective date of EITF 98-15. Income of $3.7 million, $3.7 million and $2.1 million was earned on this note during 2000, 1999 and 1998, respectively. Had the provisions of EITF 98-15 been applicable, the related loss of $10.6 million recorded in 1998 would have been reversed and income recognized would have been $2.4 million, $2.4 million and $1.5 million during 2000, 1999 and 1998, respectively. Interest earned over the lives of the notes would be $8.7 million less had the note been accounted for under EITF 98-15.

4.  MORTGAGE LOANS

The carrying value of impaired loans was $3.1 million and $14.2 million, which are net of reserves of $.3 million and $3.2 million as of December 31, 2000 and 1999, respectively.

A reconciliation of the reserve balance, including general reserves, for mortgage loans for 2000 and 1999 is as follows (in millions):

                                                                2000     1999
                                                                -----    -----
Balance at January 1........................................    $11.2    $10.7
Provision, net of recoveries................................     (2.6)      .5
Releases due to foreclosure.................................      (.5)      --
                                                                -----    -----
Balance at December 31......................................    $ 8.1    $11.2
                                                                =====    =====

The average recorded investment in impaired loans was $8.7 million and $27.8 million during 2000 and 1999, respectively. Interest income recognized on impaired loans during 2000, 1999 and 1998 was $.3 million, $1.7 million and $3.9 million, respectively. All interest income on impaired loans was recognized on the cash basis.

5.  REAL ESTATE

Real estate holdings are as follows at December 31, 2000 and 1999 (in millions):

                                                              2000     1999
                                                              -----    -----
Occupied by the Company.....................................  $17.9    $19.2
Foreclosed..................................................   11.1      7.8
                                                              -----    -----
Total.......................................................  $29.0    $27.0
                                                              =====    =====

Depreciation expense was $.6 million, $1.0 million and $1.8 million for the years ended December 31, 2000, 1999 and 1998, respectively. Accumulated depreciation for real estate totaled $5.0 million and $4.5 million at December 31, 2000 and 1999, respectively. Permanent impairment writedowns were $1.8 million, $.9 million and $.5 million for the years ended December 31, 2000, 1999 and 1998, respectively.

In December 1999, a real estate property occupied by the Company with a carrying value of $12.3 million was sold, resulting in a gain of $.3 million.

6.  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the deferred policy acquisition cost (DAC) asset for 2000, 1999 and 1998 is as follows (in millions):

                                                            2000      1999      1998
                                                           ------    ------    ------
Balance at January 1,....................................  $850.7    $705.2    $629.6
Expenses deferred........................................   144.4     124.1     140.1
Amortization of DAC......................................   (86.3)    (80.4)    (72.9)
Effect on DAC from unrealized (gains) losses.............    (9.1)    101.8       8.4
                                                           ------    ------    ------
Balance at December 31,..................................  $899.7    $850.7    $705.2
                                                           ======    ======    ======

7.  BENEFIT PLANS

The Company maintains a qualified defined benefit pension plan and several nonqualified defined benefit, supplemental executive retirement, excess benefit and deferred compensation plans. In addition, the Company maintains other postretirement benefit plans which include medical benefits for retirees and their spouses (and Medicare part B reimbursement for certain retirees) and retiree life insurance.

The following tables present a reconciliation of the changes in the plans' benefit obligations and fair value of assets for the years ended December 31, 2000 and 1999, as well as the funded status as of December 31, 2000 and 1999 (in millions):

                                                  PENSION BENEFITS     OTHER BENEFITS
                                                  ----------------    ----------------
                                                   2000      1999      2000      1999
                                                  ------    ------    ------    ------
CHANGE IN BENEFIT OBLIGATION
Net benefit obligation at beginning of year.....  $ 98.4    $116.7    $ 24.5    $ 28.4
Service cost....................................     3.4       3.7        .3        .3
Interest cost...................................     7.4       7.7       1.9       1.9
Plan participants' contributions................      --        --        .2        .4
Plan amendments.................................      --       1.4        --        --
Actuarial (gain) loss...........................    (1.0)      4.0        .8      (4.2)
Settlements.....................................      --     (13.4)       --        --
Gross benefits paid.............................   (11.9)    (21.7)     (2.7)     (2.3)
                                                  ------    ------    ------    ------
Net benefit obligation at end of year...........    96.3      98.4      25.0      24.5
                                                  ------    ------    ------    ------
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of
  year..........................................   191.0     182.4        --        --
Actual return on plan assets....................    (3.1)     26.6        --        --
Employer contributions..........................      --        --       2.5       1.4
Plan participants' contributions................      --        --        .2        --
401(h) transfer.................................      --      (1.4)       --        --
Gross benefits paid.............................    (9.5)    (16.6)     (2.7)     (1.4)
                                                  ------    ------    ------    ------
Fair value of plan assets at end of year........   178.4     191.0        --        --
                                                  ------    ------    ------    ------
Funded status...................................    82.1      92.6     (25.0)    (24.5)
Unrecognized actuarial gain.....................   (31.3)    (53.9)    (18.1)    (20.0)
Unrecognized prior service cost.................     4.5       4.9       5.7       6.1
Unrecognized net transition asset...............   (10.1)    (11.7)       --        --
                                                  ------    ------    ------    ------
NET AMOUNT RECOGNIZED...........................  $ 45.2    $ 31.9    $(37.4)   $(38.4)
                                                  ======    ======    ======    ======

The following table presents the amounts recognized in the consolidated statements of financial condition as of December 31, 2000 and 1999 (in millions):

                                                  PENSION BENEFITS     OTHER BENEFITS
                                                  ----------------    ----------------
                                                   2000      1999      2000      1999
                                                  ------    ------    ------    ------
Prepaid benefit cost............................  $ 55.7    $ 42.6    $   --    $   --
Accrued benefit liability.......................   (10.5)    (10.7)    (37.4)    (38.4)
Additional minimum liability....................     (.6)      (.8)       --        --
Intangible asset................................      .6        .8        --        --
                                                  ------    ------    ------    ------
NET AMOUNT RECOGNIZED...........................  $ 45.2    $ 31.9    $(37.4)   $(38.4)
                                                  ======    ======    ======    ======

The components of net periodic benefit (income) cost for the years ended December 31, 2000, 1999 and 1998 are as follows (in millions):

                                                 PENSION BENEFITS          OTHER BENEFITS
                                             ------------------------   --------------------
                                              2000     1999     1998    2000    1999    1998
                                             ------   ------   ------   -----   -----   ----
Service cost...............................  $  3.4   $  4.3   $  4.5   $  .3   $  .3   $ .5
Interest cost..............................     7.3      7.6      7.8     1.9     1.9    1.9
Expected return on assets..................   (16.8)   (16.1)   (14.6)     --      --     --
Amortization of:
  Transition asset.........................    (1.6)    (1.9)    (1.9)     --      --     --
  Prior service cost.......................      .4       .3       .3      .4      .4     .4
  Actuarial gain...........................    (3.7)    (3.3)     (.9)   (1.1)   (1.1)   (.9)
Settlement credit..........................      --     (5.8)      --      --      --     --
                                             ------   ------   ------   -----   -----   ----
NET PERIODIC BENEFIT (INCOME) COST.........  $(11.0)  $(14.9)  $ (4.8)  $ 1.5   $ 1.5   $1.9
                                             ======   ======   ======   =====   =====   ====

During 1999, in certain of the Company's defined benefit plans, lump-sum cash payments elected by employees exceeded the sum of the periodic service cost and interest cost of the related plans. The lump-sum amounts are reflected as "settlements" in the change in benefit obligation table above. Because of this circumstance, the Company amortized additional amounts of the unrecognized actuarial gains and the unamortized transition asset, in accordance with SFAS 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits." Pretax income of $5.8 million resulted from additional amortization and is reflected as a "settlement credit" in the pension benefits table above.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $13.4 million, $9.7 million, and $0, respectively, at December 31, 2000, and were $14.3 million, $10.4 million, and $0, respectively, at December 31, 1999.

Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. A 1% change in assumed health care cost trend rates would have the following effects (in millions):

                                                              1% INCREASE    1% DECREASE
                                                              -----------    -----------
Effect on total of service and interest cost components of
  net periodic postretirement benefit cost..................     $ .1           $ (.1)
Effect on the health care component of the accumulated
  postretirement benefit obligation.........................     $1.1           $(1.0)

The following weighted-average assumptions were used in the measurement of the Company's benefit obligations as of December 31, 2000 and 1999:

                                                       PENSION BENEFITS      OTHER BENEFITS
                                                       -----------------     ---------------
                                                        2000       1999      2000      1999
                                                       ------     ------     -----     -----
Discount rate........................................   7.50%      7.75%     7.50%     7.75%
Expected return on plan assets.......................   9.00%      9.00%      N/A       N/A
Rate of compensation increase........................   4.50%      4.75%     4.50%     4.75%

Effective July 1, 1999, the Company increased its discount rate to 7.50% from 6.75% at January 1, 1999. Effective December 31, 1999, the Company increased its discount rate to 7.75%. Effective December 31, 2000, the Company decreased its discount rate to 7.50%.

A 5.5% annual rate of increase in the cost of covered health care benefits was assumed for 2000, decreasing to 5.1% for all future years.

In January 1991, the Company established a retiree health account under the provisions of Section 401(h) of the Internal Revenue Code. In 1999 and 1998, the Company transferred $1.4 million and $1.7 million of excess assets from the defined benefit pension plan to pay for 1999 and 1998 qualified retiree health benefits, respectively.

The Company also provides funded noncontributory defined contribution plans that cover substantially all of its agents and a contributory defined contribution plan qualified under section 401(k) of the Internal Revenue Code. The pension cost of the defined contribution plans was $4.6 million, $3.5 million, and $3.4 million for the years ended December 31, 2000, 1999 and 1998, respectively.

8.  FEDERAL INCOME TAXES

The Company files a consolidated Federal income tax return with its life insurance and non-insurance subsidiaries. The life companies' tax provisions include an equity tax.

The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows (in millions):

                                                             YEAR ENDED DECEMBER 31,
                                                             ------------------------
                                                             2000      1999     1998
                                                             -----    ------    -----
Federal income tax at statutory rate.......................  $54.2    $ 49.6    $44.2
  Current year equity tax..................................    6.0       9.0      6.3
  True down of prior years' equity tax.....................   (6.1)    (10.0)    (7.0)
  Tax settlement...........................................     --        --     (4.7)
  Dividend received deduction..............................   (3.7)       --       --
  Other....................................................    (.9)     (1.0)      .1
                                                             -----    ------    -----
Provision for Federal income tax from operations...........  $49.5    $ 47.6    $38.9
                                                             =====    ======    =====

In 1998, the Company settled certain open tax years with the IRS, which resulted in the reduction of income tax expense by $4.7 million.

Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax liability are as follows at December 31, 2000 and 1999 (in millions):

                                                               2000      1999
                                                              ------    ------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $237.5    $223.7
Prepaid pension asset.......................................    19.8      15.3
                                                              ------    ------
  Total deferred tax liability..............................   257.3     239.0
                                                              ------    ------
DEFERRED TAX ASSET
Reserves....................................................   145.3     145.1
Net unrealized loss on available for sale securities........    25.3      23.8
Employee benefit accruals...................................    17.5      19.0
Invested assets.............................................     4.5       7.4
Policyholder dividends......................................     8.7       8.7
Other.......................................................    10.5       8.3
                                                              ------    ------
  Total deferred tax asset..................................   211.8     212.3
                                                              ------    ------
Net deferred tax liability..................................  $ 45.5    $ 26.7
                                                              ======    ======

The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

9.  REINSURANCE

In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

On January 1, 1998, the Company terminated its reinsurance agreement with Metropolitan Life Insurance Company (Metropolitan). Prior to 1998, the Company had ceded 65 percent of the premiums and reserves related to its single premium deferred annuity (SPDA) product to Metropolitan. The Company recaptured $352.7 million in reserves and received cash totaling $343.7 million.

The tables below highlight the amounts shown in the accompanying consolidated financial statements which are net of reinsurance activity (in millions):

                                                             CEDED TO      ASSUMED
                                                  GROSS        OTHER      FROM OTHER       NET
                                                 AMOUNT      COMPANIES    COMPANIES      AMOUNT
                                                ---------    ---------    ----------    ---------
DECEMBER 31, 2000:
Life insurance in force.......................  $46,773.3    $12,377.4      $106.6      $34,502.5
                                                =========    =========      ======      =========
Premiums......................................  $   203.3    $    13.9      $   .5      $   189.9
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 3,858.5    $   161.1      $  2.1      $ 3,699.5
                                                =========    =========      ======      =========
DECEMBER 31, 1999:
Life insurance in force.......................  $42,853.8    $ 9,866.6      $137.5      $33,124.7
                                                =========    =========      ======      =========
Premiums......................................  $   209.5    $    12.7      $   .7      $   197.5
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 4,028.8    $   155.9      $  2.7      $ 3,875.6
                                                =========    =========      ======      =========
DECEMBER 31, 1998:
Life insurance in force.......................  $40,139.8    $ 8,550.4      $167.4      $31,756.8
                                                =========    =========      ======      =========
Premiums......................................  $   217.1    $    14.2      $  3.5      $   206.4
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 4,243.1    $   152.8      $  3.1      $ 4,093.4
                                                =========    =========      ======      =========

10.  COMMITMENTS AND CONTINGENCIES

LEASES

The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2001 and 2009. Most of the leases contain renewal and purchase options based on prevailing fair market values.

Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at December 31, 2000, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

                                                                           SUBLEASE
                                                               RENTAL      RENTALS
YEAR ENDING DECEMBER 31:                                      PAYMENTS    RECEIVABLE
------------------------                                      --------    ----------
2001........................................................   $12.5         $.4
2002........................................................    10.7          .1
2003........................................................     8.7          .1
2004........................................................     6.4          --
2005........................................................     4.7          --
Thereafter..................................................    14.6          --
                                                               -----         ---
  Total.....................................................   $57.6         $.6
                                                               =====         ===

Total related rent expense was $12.8 million, $11.2 million and $13.6 million in 2000, 1999 and 1998, respectively, which was net of sublease income of $.9 million, $.5 million and $2.6 million in 2000, 1999 and 1998, respectively.

During 1998, the Company recorded a charge to income in the amount of $3.0 million for the termination of a lease obligation for furniture and equipment.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated statements of financial condition.

At December 31, 2000, the Company had outstanding mortgage loan, real estate and limited partnership commitments of approximately $40.4 million. The mortgage loan commitments, which expire through April 2001, totaled $11.7 million and were issued during 2000 at interest rates consistent with rates applicable on December 31, 2000. As a result, the fair value of these commitments approximates the face amount.

Derivatives are used for hedging existing bonds (including cash reserves) against adverse price or interest rate movements and for fixing liability costs at the time of product sales. The Company had no hedge activity in 2000 and 1999. The Company closed out hedge positions consisting of 939 treasury futures contracts with a dollar value of $108.8 million in 1998. The approximate net gains generated from the hedge positions were $.1 million for the year ended December 31, 1998. There were no open hedge positions at December 31, 2000 or 1999.

The Company uses interest rate swaps to synthetically convert a floating rate bond into a fixed rate bond and thereby match fixed rate liabilities. The Company had no swaps outstanding as of December 31, 2000 or 1999.

Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. For bonds, cash collateral totaling 105% of market value plus accrued interest is required. For equities, cash collateral totaling 105% of market value is required. There were no securities lending positions at December 31, 2000 and 1999.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 2000 and 1999, approximately $276.0 million and $266.6 million, respectively, in debt security investments (9.2% and 8.3%, respectively, of the total debt security portfolio) were considered "below investment grade." During 1999, the Company increased its allocation of assets to "below investment grade" securities. Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

Debt security investments with a carrying value at December 31, 2000 of $15.1 million were non-income producing for the year ended December 31, 2000.

The Company had debt security investments in the financial services industry at both December 31, 2000 and 1999 that exceeded 5% of total assets.

  Mortgage Loans

The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

There was one mortgage loan totaling $.9 million and one mortgage loan totaling $.1 million in which payments on principal and/or interest were over 90 days past due as of December 31, 2000 and 1999, respectively.

The Company had no loans outstanding in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

LINES OF CREDIT

The Company has approximately $50 million of available and unused lines of credit at December 31, 2000.

LITIGATION AND UNASSERTED CLAIMS

On January 22, 2001, the Court of Common Pleas, Philadelphia, Pennsylvania, held a hearing on the fairness, reasonableness and adequacy of the proposed settlement relating to the sales practices class action. The settlement was approved by the Court by order dated January 29, 2001. The Company believes that it had previously recorded an adequate provision for the cost of the settlement.

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the consolidated financial statements.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

11.  COMPREHENSIVE INCOME

The components of other comprehensive income are as follows (in millions):

                                                      BEFORE        TAX
                                                        TAX      (EXPENSE)    NET OF TAX
                                                      AMOUNT      BENEFIT       AMOUNT
                                                      -------    ---------    ----------
YEAR ENDED DECEMBER 31, 2000:
Unrealized appreciation (depreciation) on
  securities........................................  $  (7.1)     $ 2.5        $ (4.6)
Less: reclassification adjustment for losses
  realized in net income............................      2.9       (1.0)          1.9
                                                      -------      -----        ------
Net change in unrealized appreciation (depreciation)
  on securities.....................................  $  (4.2)     $ 1.5        $ (2.7)
                                                      =======      =====        ======
YEAR ENDED DECEMBER 31, 1999:
Unrealized appreciation (depreciation) on
  securities........................................  $(122.3)     $42.8        $(79.5)
Less: reclassification adjustment for losses
  realized in net income............................      2.0        (.7)          1.3
                                                      -------      -----        ------
Net change in unrealized appreciation (depreciation)
  on securities.....................................  $(120.3)     $42.1        $(78.2)
                                                      =======      =====        ======
YEAR ENDED DECEMBER 31, 1998:
Unrealized appreciation (depreciation) on
  securities........................................  $  11.9      $(4.2)       $  7.7
Less: reclassification adjustment for gains realized
  in net income.....................................     (6.8)       2.4          (4.4)
                                                      -------      -----        ------
Net change in unrealized appreciation (depreciation)
  on securities.....................................  $   5.1      $(1.8)       $  3.3
                                                      =======      =====        ======

APPENDIX A -- ILLUSTRATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following illustrations have been prepared to help show how certain values under the Policy change with different rates of investment performance over an extended period of time. THE HYPOTHETICAL INVESTMENT RETURNS ARE PROVIDED ONLY TO ILLUSTRATE THE MECHANICS OF A HYPOTHETICAL POLICY AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return. The actual return on your policy account value will depend on factors such as the amounts you allocate to particular portfolios, the amounts deducted for the Policy's monthly charges, the portfolios' expense ratios, and your policy loan and partial withdrawal history.

The following illustrations show how certain values under a sample Policy would change with different rates of fictional investment performance over an extended period of time. In particular, the illustrations show how the death benefit, policy account value, and net cash surrender value under a Policy covering a male insured of age 55 and female insured of age 50 on the policy date in the preferred premium class with a face amount of $1,000,000 and a planned periodic premium of $10,000 paid at the beginning of each policy year would change over time if the planned premiums were paid and the return on the assets in the Subaccounts were a uniform gross annual rate (before any expenses) of 0%, 6% or 12%. The tables also show how the Policy would operate if premiums accumulated at 5% interest. The tables illustrate policy account values that would result based on assumptions that you pay the premiums indicated, and you do not make any partial withdrawals or take any policy loans. The death benefits, policy account values, and net cash surrender values would be lower if the insured was in a nonsmoker or smoker class or a class with extra ratings since the cost of insurance charges would increase. The values under the Policy will be different from those shown even if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown.

The columns shown under the heading "Guaranteed" assume that throughout the life of the policy, the monthly charge for cost of insurance is based on the maximum level permitted under the Policy, a premium expense charge of 8%, maximum monthly administrative fee of $42, an initial administrative charge of $127.50, and a daily charge for mortality and expense risks equivalent to an annual rate of 0.90%, with the additional Subaccount credit of 0.03% per month after the Policy is in force for 15 years or the sum of the values in the Subaccount and Guaranteed Account equal or exceed $500,000. The guaranteed premium expense charge assumes a 2% premium tax charge. However, certain states may impose higher premium taxes. For those Policies, the death benefit, policy account value, and net cash surrender value would be lower since the guaranteed premium expense charge would be higher. The columns under the heading "Current" assume that throughout the life of the policy, the monthly charge for cost of insurance is based on the current cost of insurance rate, a premium expense charge of 8% for the first 15 policy years, 3.5% thereafter, current monthly administrative fee of $17.50, an initial administrative charge of $127.50, and a daily charge for mortality and expense risks equivalent to an annual rate of 0.75%, with the additional Subaccount credit of 0.03% per month after the Policy is in force for 15 years or the sum of the values in the Subaccount and Guaranteed Account equal or exceed $500,000. The illustrations assume no charges for Federal or state taxes or charges for supplemental benefits.

The amounts shown in all tables reflect an averaging of certain other asset charges described below that may be assessed under the Policy, depending upon how premiums are allocated. The total of the asset charges reflected in the Current and Guaranteed illustrations, including the mortality and expense risk charge listed above, is 1.62% and 1.77%, respectively. This total charge is based on an assumption that an owner allocates the Policy values equally among each Subaccount of the Separate Account.

The illustrations assume that the assets in the portfolios are subject to an annual expense ratio of .87% of the average daily net assets. This annual expense ratio is based on the average of the expense ratios of each of the portfolios for the last fiscal year and takes into account current expense reimbursement arrangements. Values illustrated would be lower if expense reimbursement arrangements were not reflected. For information on portfolio expenses, consult the Annual Portfolio Operating Expenses table in the Summary of this prospectus, and the respective expense and fee tables set forth in the portfolios' prospectuses.

After deducting portfolio expenses and mortality and expense risk charges, the illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of (1.77)%, 4.12%, and 10.02%, respectively, assuming guaranteed charges, and net annual rates of (1.62)%, 4.28%, and 10.19%, respectively, assuming current charges.

Upon request, we will provide illustrations of future benefits under the Policy based upon the proposed insured's age and premium class, the death benefit option, face amount, planned periodic premiums, and riders requested. We reserve the right to charge a reasonable fee for this service to persons who request more than one policy illustration during a policy year.

                PROVIDENT MUTUAL -- FLEXIBLE PREMIUM ADJUSTABLE
                      SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION A      ANNUAL PREMIUM       $10,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 0%

                        GUARANTEED* (NET RATE OF -1.77%)    CURRENT** (NET RATE OF -1.62%)
          PREMIUMS     ----------------------------------   -------------------------------
END OF   ACCUMULATED    POLICY     NET CASH                 POLICY    NET CASH
POLICY   AT 6% INT.    ACCOUNT    SURRENDER      DEATH      ACCOUNT   SURRENDER     DEATH
 YEAR     PER YEAR      VALUE       VALUE       BENEFIT      VALUE      VALUE      BENEFIT
------   -----------   --------   ----------   ----------   -------   ---------   ---------
   1        10,600       6,990           0     1,000,000      7,297          0    1,000,000
   2        21,836      15,298       4,298     1,000,000     15,924      4,924    1,000,000
   3        33,746      23,368      10,484     1,000,000     24,335     11,451    1,000,000
   4        46,371      31,182      18,298     1,000,000     32,572     19,688    1,000,000
   5        59,753      38,723      25,839     1,000,000     40,698     27,814    1,000,000
   6        73,938      45,966      33,082     1,000,000     48,683     35,799    1,000,000
   7        88,975      52,886      40,002     1,000,000     56,513     43,629    1,000,000
   8       104,913      59,452      46,568     1,000,000     64,209     51,325    1,000,000
   9       121,808      65,631      52,747     1,000,000     71,754     58,870    1,000,000
  10       139,716      71,380      58,496     1,000,000     79,161     66,277    1,000,000
  11       158,699      76,646      63,762     1,000,000     86,405     73,521    1,000,000
  12       178,821      81,368      71,061     1,000,000     93,489     83,181    1,000,000
  13       200,151      85,463      77,733     1,000,000    100,381     92,650    1,000,000
  14       222,760      88,827      83,673     1,000,000    107,058    101,905    1,000,000
  15       246,725      91,335      88,758     1,000,000    113,517    110,941    1,000,000
  16       272,129      93,197      93,197     1,000,000    120,459    120,459    1,000,000
  17       299,057      93,854      93,854     1,000,000    127,113    127,113    1,000,000
  18       327,600      93,236      93,236     1,000,000    133,399    133,399    1,000,000
  19       357,856      91,096      91,096     1,000,000    139,249    139,249    1,000,000
  20       389,927      87,196      87,196     1,000,000    144,596    144,596    1,000,000
  25       581,564      28,184      28,184     1,000,000    160,851    160,851    1,000,000
  30       838,017           0           0             0    140,634    140,634    1,000,000

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy account value and net cash surrender value for a policy would also be different from those shown, depending on the investment allocation made to the Subaccounts and the different rates of return of the Subaccounts if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for particular Subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                PROVIDENT MUTUAL -- FLEXIBLE PREMIUM ADJUSTABLE
                      SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION B      ANNUAL PREMIUM       $10,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 0%

                        GUARANTEED* (NET RATE OF -1.77%)    CURRENT** (NET RATE OF -1.62%)
          PREMIUMS     ----------------------------------   -------------------------------
END OF   ACCUMULATED    POLICY     NET CASH                 POLICY    NET CASH
POLICY   AT 6% INT.    ACCOUNT    SURRENDER      DEATH      ACCOUNT   SURRENDER     DEATH
 YEAR     PER YEAR      VALUE       VALUE       BENEFIT      VALUE      VALUE      BENEFIT
------   -----------   --------   ----------   ----------   -------   ---------   ---------
   1        10,600       6,990           0     1,006,990      7,297          0    1,007,297
   2        21,836      15,296       4,296     1,015,296     15,922      4,922    1,015,922
   3        33,746      23,361      10,477     1,023,361     24,328     11,444    1,024,328
   4        46,371      31,166      18,282     1,031,166     32,559     19,675    1,032,559
   5        59,753      38,688      25,804     1,038,688     40,676     27,792    1,040,676
   6        73,938      45,902      33,018     1,045,902     48,652     35,768    1,048,652
   7        88,975      52,777      39,893     1,052,777     56,469     43,585    1,056,469
   8       104,913      59,278      46,394     1,059,278     64,149     51,265    1,064,149
   9       121,808      65,366      52,482     1,065,366     71,675     58,791    1,071,675
  10       139,716      70,991      58,107     1,070,991     79,059     66,175    1,079,059
  11       158,699      76,092      63,208     1,076,092     86,274     73,390    1,086,274
  12       178,821      80,599      70,292     1,080,599     93,323     83,016    1,093,323
  13       200,151      84,418      76,687     1,084,418    100,168     92,438    1,100,168
  14       222,760      87,429      82,275     1,087,429    106,784    101,630    1,106,784
  15       246,725      89,494      86,917     1,089,494    113,163    110,586    1,113,163
  16       272,129      90,800      90,800     1,090,800    119,979    119,979    1,119,979
  17       299,057      90,771      90,771     1,090,771    126,470    126,470    1,126,470
  18       327,600      89,338      89,338     1,089,338    132,541    132,541    1,132,541
  19       357,856      86,242      86,242     1,086,242    138,108    138,108    1,138,108
  20       389,927      81,248      81,248     1,081,248    143,089    143,089    1,143,089
  25       581,564      16,013      16,013     1,016,013    155,549    155,549    1,155,549
  30       838,017           0           0             0    125,145    125,145    1,125,145

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy account value and net cash surrender value for a policy would also be different from those shown, depending on the investment allocation made to the Subaccounts and the different rates of return of the Subaccounts if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for particular Subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                PROVIDENT MUTUAL -- FLEXIBLE PREMIUM ADJUSTABLE
                      SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION A      ANNUAL PREMIUM       $10,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 6%

                       GUARANTEED* (NET RATE OF 4.12%)    CURRENT** (NET RATE OF 4.28%)
          PREMIUMS     -------------------------------   -------------------------------
END OF   ACCUMULATED   POLICY    NET CASH                POLICY    NET CASH
POLICY   AT 6% INT.    ACCOUNT   SURRENDER     DEATH     ACCOUNT   SURRENDER     DEATH
 YEAR     PER YEAR      VALUE      VALUE      BENEFIT     VALUE      VALUE      BENEFIT
------   -----------   -------   ---------   ---------   -------   ---------   ---------
   1        10,600       7,467          0    1,000,000     7,783          0    1,000,000
   2        21,836      16,729      5,729    1,000,000    17,395      6,395    1,000,000
   3        33,746      26,280     13,396    1,000,000    27,340     14,456    1,000,000
   4        46,371      36,109     23,225    1,000,000    37,674     24,790    1,000,000
   5        59,753      46,206     33,322    1,000,000    48,472     35,588    1,000,000
   6        73,938      56,552     43,668    1,000,000    59,724     46,841    1,000,000
   7        88,975      67,129     54,245    1,000,000    71,433     58,549    1,000,000
   8       104,913      77,911     65,027    1,000,000    83,637     70,753    1,000,000
   9       121,808      88,869     75,985    1,000,000    96,339     83,455    1,000,000
  10       139,716      99,965     87,081    1,000,000   109,570     96,686    1,000,000
  11       158,699     111,149     98,265    1,000,000   123,327    110,443    1,000,000
  12       178,821     122,362    112,055    1,000,000   137,634    127,327    1,000,000
  13       200,151     133,523    125,793    1,000,000   152,481    144,751    1,000,000
  14       222,760     144,529    139,375    1,000,000   167,869    162,716    1,000,000
  15       246,725     155,254    152,678    1,000,000   183,817    181,241    1,000,000
  16       272,129     166,168    166,168    1,000,000   201,374    201,374    1,000,000
  17       299,057     176,519    176,519    1,000,000   219,575    219,575    1,000,000
  18       327,600     186,231    186,231    1,000,000   238,381    238,381    1,000,000
  19       357,856     195,065    195,065    1,000,000   257,767    257,767    1,000,000
  20       389,927     202,791    202,791    1,000,000   277,709    277,709    1,000,000
  25       581,564     212,134    212,134    1,000,000   384,905    384,905    1,000,000
  30       838,017     108,146    108,146    1,000,000   496,148    496,148    1,000,000

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy account value and net cash surrender value for a policy would also be different from those shown, depending on the investment allocation made to the Subaccounts and the different rates of return of the Subaccounts if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for particular Subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                PROVIDENT MUTUAL -- FLEXIBLE PREMIUM ADJUSTABLE
                      SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION B      ANNUAL PREMIUM       $10,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 6%

                       GUARANTEED* (NET RATE OF 4.12%)    CURRENT** (NET RATE OF 4.28%)
          PREMIUMS     -------------------------------   -------------------------------
END OF   ACCUMULATED   POLICY    NET CASH                POLICY    NET CASH
POLICY   AT 6% INT.    ACCOUNT   SURRENDER     DEATH     ACCOUNT   SURRENDER     DEATH
 YEAR     PER YEAR      VALUE      VALUE      BENEFIT     VALUE      VALUE      BENEFIT
------   -----------   -------   ---------   ---------   -------   ---------   ---------
   1        10,600       7,467          0    1,007,467     7,783          0    1,007,783
   2        21,836      16,727      5,727    1,016,727    17,393      6,393    1,017,393
   3        33,746      26,272     13,388    1,026,272    27,333     14,449    1,027,333
   4        46,371      36,089     23,205    1,036,089    37,658     24,774    1,037,658
   5        59,753      46,163     33,279    1,046,163    48,446     35,562    1,048,446
   6        73,938      56,471     43,587    1,056,471    59,685     46,801    1,059,685
   7        88,975      66,986     54,102    1,066,986    71,375     58,491    1,071,375
   8       104,913      77,675     64,791    1,077,675    83,555     70,671    1,083,555
   9       121,808      88,496     75,612    1,088,496    96,226     83,342    1,096,226
  10       139,716      99,397     86,513    1,099,397   109,419     96,535    1,109,419
  11       158,699     110,310     97,426    1,110,310   123,127    110,243    1,123,127
  12       178,821     121,153    110,846    1,121,153   137,370    127,063    1,137,370
  13       200,151     131,815    124,084    1,131,815   152,131    144,401    1,152,131
  14       222,760     142,152    136,999    1,142,152   167,402    162,248    1,167,402
  15       246,725     151,995    149,418    1,151,995   183,193    180,616    1,183,193
  16       272,129     161,739    161,739    1,161,739   200,503    200,503    1,200,503
  17       299,057     170,564    170,564    1,170,564   218,372    218,372    1,218,372
  18       327,600     178,335    178,335    1,178,335   236,726    236,726    1,236,726
  19       357,856     184,719    184,719    1,184,719   255,493    255,493    1,255,493
  20       389,927     189,386    189,386    1,189,386   274,601    274,601    1,274,601
  25       581,564     170,267    170,267    1,170,267   371,643    371,643    1,371,643
  30       838,017      11,818     11,818    1,011,818   445,517    445,517    1,445,517

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy account value and net cash surrender value for a policy would also be different from those shown, depending on the investment allocation made to the Subaccounts and the different rates of return of the Subaccounts if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for particular Subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                PROVIDENT MUTUAL -- FLEXIBLE PREMIUM ADJUSTABLE
                      SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION A      ANNUAL PREMIUM       $10,000

             ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 12%

                       GUARANTEED* (NET RATE OF 10.02%)     CURRENT** (NET RATE OF 10.19%)
          PREMIUMS     ---------------------------------   ---------------------------------
END OF   ACCUMULATED    POLICY     NET CASH                 POLICY     NET CASH
POLICY   AT 6% INT.     ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
 YEAR     PER YEAR       VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
------   -----------   ---------   ---------   ---------   ---------   ---------   ---------
   1        10,600         7,945           0   1,000,000       8,271         271   1,000,000
   2        21,836        18,218       7,218   1,000,000      18,926       7,926   1,000,000
   3        33,746        29,424      16,540   1,000,000      30,585      17,701   1,000,000
   4        46,371        41,636      28,752   1,000,000      43,393      30,509   1,000,000
   5        59,753        54,930      42,046   1,000,000      57,530      44,646   1,000,000
   6        73,938        69,389      56,505   1,000,000      73,099      60,215   1,000,000
   7        88,975        85,099      72,215   1,000,000      90,229      77,345   1,000,000
   8       104,913       102,156      89,272   1,000,000     109,099      96,215   1,000,000
   9       121,808       120,662     107,778   1,000,000     129,868     116,984   1,000,000
  10       139,716       140,724     127,840   1,000,000     152,741     139,857   1,000,000
  11       158,699       162,453     149,569   1,000,000     177,908     165,024   1,000,000
  12       178,821       185,971     175,664   1,000,000     205,605     195,298   1,000,000
  13       200,151       211,397     203,667   1,000,000     236,062     228,331   1,000,000
  14       222,760       238,856     233,703   1,000,000     269,543     264,390   1,000,000
  15       246,725       268,482     265,905   1,000,000     306,360     303,783   1,000,000
  16       272,129       301,519     301,519   1,000,000     348,457     348,457   1,000,000
  17       299,057       337,265     337,265   1,000,000     394,900     394,900   1,000,000
  18       327,600       376,064     376,064   1,000,000     446,116     446,116   1,000,000
  19       357,856       418,202     418,202   1,000,000     502,607     502,607   1,000,000
  20       389,927       464,061     464,061   1,000,000     564,950     564,950   1,000,000
  25       581,564       769,935     769,935   1,000,000     991,667     991,667   1,061,083
  30       838,017     1,297,364   1,297,364   1,362,232   1,698,424   1,698,424   1,783,345

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy account value and net cash surrender value for a policy would also be different from those shown, depending on the investment allocation made to the Subaccounts and the different rates of return of the Subaccounts if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for particular Subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                PROVIDENT MUTUAL -- FLEXIBLE PREMIUM ADJUSTABLE
                      SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION B      ANNUAL PREMIUM       $10,000

             ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 12%

                        GUARANTEED* (NET RATE OF 10.02%)     CURRENT** (NET RATE OF 10.19%)
          PREMIUMS     ----------------------------------   ---------------------------------
END OF   ACCUMULATED    POLICY     NET CASH                  POLICY     NET CASH
POLICY   AT 6% INT.    ACCOUNT    SURRENDER      DEATH       ACCOUNT    SURRENDER     DEATH
 YEAR     PER YEAR      VALUE       VALUE       BENEFIT       VALUE       VALUE      BENEFIT
------   -----------   --------   ----------   ----------   ---------   ---------   ---------
   1        10,600       7,944            0    1,007,944        8,271         271   1,008,271
   2        21,836      18,216        7,216    1,018,216       18,924       7,924   1,018,924
   3        33,746      29,416       16,532    1,029,416       30,577      17,693   1,030,577
   4        46,371      41,613       28,729    1,041,613       43,375      30,491   1,043,375
   5        59,753      54,879       41,995    1,054,879       57,498      44,614   1,057,498
   6        73,938      69,287       56,403    1,069,287       73,049      60,165   1,073,049
   7        88,975      84,914       72,030    1,084,914       90,152      77,268   1,090,152
   8       104,913     101,838       88,954    1,101,838      108,986      96,102   1,108,986
   9       121,808     120,139      107,255    1,120,139      129,708     116,824   1,129,708
  10       139,716     139,897      127,013    1,139,897      152,518     139,634   1,152,518
  11       158,699     161,184      148,300    1,161,184      177,600     164,716   1,177,600
  12       178,821     184,066      173,759    1,184,066      205,183     194,876   1,205,183
  13       200,151     208,593      200,862    1,208,593      235,482     227,751   1,235,482
  14       222,760     234,790      229,636    1,234,790      268,739     263,586   1,268,739
  15       246,725     262,662      260,085    1,262,662      305,248     302,671   1,305,248
  16       272,129     293,254      293,254    1,293,254      346,850     346,850   1,346,850
  17       299,057     325,633      325,633    1,325,633      392,600     392,600   1,392,600
  18       327,600     359,887      359,887    1,359,887      442,832     442,832   1,442,832
  19       357,856     395,917      395,917    1,395,917      497,923     497,923   1,497,923
  20       389,927     433,633      433,633    1,433,633      558,294     558,294   1,558,294
  25       581,564     639,217      639,217    1,639,217      956,569     956,569   1,956,569
  30       838,017     822,622      822,622    1,822,622    1,560,458   1,560,458   2,560,458

---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy account value and net cash surrender value for a policy would also be different from those shown, depending on the investment allocation made to the Subaccounts and the different rates of return of the Subaccounts if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for particular Subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.